UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2015

Date of reporting period:	4/30/2015

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL INTERNATIONAL EQUITY FUND

SEMIANNUAL REPORT • APRIL 30, 2015

Objective

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company. Quantitative Management Associates, LLC (QMA) is a wholly owned subsidiary of Prudential Investment Management, Inc. (PIM). QMA and PIM are registered investment advisers and Prudential Financial companies. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

June 15, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential International Equity Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential International Equity Fund

Prudential International Equity Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/15
	Six Months	One Year	Five Years	Ten Years
Class A	4.19%	1.57%	43.60%	49.92%
Class B	3.89	0.88	38.70	39.61
Class C	3.89	0.88	38.70	39.63
Class Z	4.36	1.89	45.36	53.74
MSCI All Country World Ex-US Index	5.56	2.63	34.10	83.52
Lipper International Multi-Cap Core Funds Average	5.93	2.36	41.78	73.16

Average Annual Total Returns (With Sales Charges) as of 3/31/15
		One Year	Five Years	Ten Years
Class A		–8.44%	4.50%	2.72%
Class B		–8.52	4.79	2.59
Class C		–4.75	4.99	2.59
Class Z		–2.91	5.93	3.56
MSCI All Country World Ex-US Index		–1.01	4.82	5.46
Lipper International Multi-Cap Core Funds Average		–0.58	6.06	4.87

Source: Prudential Investments LLC and Lipper Inc.

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5%(Yr.1) 4%(Yr.2) 3%(Yr.3) 2%(Yr.4) 1%(Yr.5) 1%(Yr.6) 0%(Yr.7)	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

MSCI All Country World Ex-US Index

The Morgan Stanley Capital International All Country World ex-US Index (MSCI ACWI ex-US Index) is an unmanaged, market-capitalization weighted index designed to provide a broad measure of stock performance throughout the world, with the exception of US based companies. The MSCI ACWI ex-US Index includes both developed and emerging markets.

Lipper International Multi-Cap Core Funds Average

The Lipper International Multi-Cap Core Funds Average (Lipper Average) is based on the average return of all funds in the Lipper International Multi-Cap Core Funds category for the periods noted. Funds in the Lipper Average are funds that, by portfolio practice, invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. International multi-cap core funds typically have average characteristics compared to the MSCI EAFE Index.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential International Equity Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 4/30/15
Novartis AG, Pharmaceuticals	1.9%
Nestle SA, Food Products	1.8
Mitsubishi UFJ Financial Group, Inc., Banks	1.2
Taiwan Semiconductor Manufacturing Co. Ltd., Semiconductors & Semiconductor Equipment	1.2
Total SA, Oil, Gas & Consumable Fuels	1.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/15
Banks	14.7%
Pharmaceuticals	8.0
Oil, Gas & Consumable Fuels	7.3
Insurance	4.7
Automobiles	4.5

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2014, at the beginning of the period, and held through the six-month period ended April 30, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider

Prudential International Equity Fund	5

Fees and Expenses (continued)

the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential International Equity Fund		Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,041.90	1.62%	$8.20
	Hypothetical	$1,000.00	$1,016.76	1.62%	$8.10

Class B	Actual	$1,000.00	$1,038.90	2.32%	$11.73
	Hypothetical	$1,000.00	$1,013.29	2.32%	$11.58

Class C	Actual	$1,000.00	$1,038.90	2.32%	$11.73
	Hypothetical	$1,000.00	$1,013.29	2.32%	$11.58

Class Z	Actual	$1,000.00	$1,043.60	1.32%	$6.69
	Hypothetical	$1,000.00	$1,018.25	1.32%	$6.61

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2015, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

The Fund’s annualized expense ratios for the six-month period ended April 30, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.62%	1.62%
B	2.32	2.32
C	2.32	2.32
Z	1.32	1.32

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential International Equity Fund	7

Portfolio of Investments

as of April 30, 2015 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.6%

COMMON STOCKS 96.6%

Australia 4.2%
BHP Billiton Ltd.	93,895	$2,397,744
Commonwealth Bank of Australia	52,430	3,669,950
Evolution Mining Ltd.	1,749,861	1,396,295
Federation Centres Ltd., REIT	667,127	1,549,950
Fortescue Metals Group Ltd.(a)	441,536	745,895
Independence Group NL	197,606	922,083
Lend Lease Group	129,009	1,630,069
National Australia Bank Ltd.	24,895	720,846
Primary Health Care Ltd.	33,900	132,685
Sandfire Resources NL	101,251	391,750
Telstra Corp. Ltd.	32,068	157,637
Woodside Petroleum Ltd.	11,805	325,550

		14,040,454

Austria 0.5%
ANDRITZ AG	27,100	1,586,619

Belgium 0.3%
Anheuser-Busch InBev NV	1,218	148,290
Delhaize Group SA	5,413	435,749
Melexis NV	6,237	385,807

		969,846

Brazil 0.5%
Banco do Brasil SA	105,100	913,580
Porto Seguro SA	62,400	770,227

		1,683,807

Canada 5.7%
Alimentation Couche-Tard, Inc. (Class B Stock)	6,900	264,104
BCE, Inc.	17,600	775,917
Canadian Imperial Bank of Commerce	6,900	554,059
Canadian National Railway Co.	38,376	2,477,821
Canadian Natural Resources Ltd.	25,100	834,032
Canfor Pulp Products, Inc.	33,200	424,046
Empire Co. Ltd. (Class A Stock)	22,700	1,640,082
Enbridge, Inc.	22,100	1,155,098
Fairfax Financial Holdings Ltd.	300	163,862

See Notes to Financial Statements.

Prudential International Equity Fund	9

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Canada (cont’d.)
Great Canadian Gaming Corp.*	27,300	$535,139
Imperial Oil Ltd.	4,800	211,574
Intact Financial Corp.	24,600	1,894,802
Linamar Corp.	8,500	504,857
Metro, Inc.	65,400	1,890,719
Royal Bank of Canada	51,200	3,399,612
Suncor Energy, Inc.	73,800	2,403,317

		19,129,041

Chile
Inversiones La Construccion SA	11,171	143,005

China 6.2%
Agricultural Bank of China Ltd. (Class H Stock)	3,441,000	1,937,216
Bank of China Ltd. (Class H Stock)	4,665,000	3,196,474
Bank of Chongqing Co. Ltd. (Class H Stock)	676,500	725,770
Bank of Communications Co. Ltd. (Class H Stock)	141,000	144,534
Beijing Capital Land Ltd. (Class H Stock)	662,000	546,977
China Communications Construction Co. Ltd. (Class H Stock)	305,000	554,751
China Construction Bank Corp. (Class H Stock)	1,266,000	1,228,950
China Everbright Bank Co. Ltd. (Class H Stock)	2,952,000	2,000,111
China Lumena New Materials Corp.*(b)	5,060,000	6,529
China Merchants Bank Co. Ltd. (Class H Stock)	72,000	216,118
China Power International Development Ltd.	2,152,000	1,387,321
China Telecom Corp. Ltd. (Class H Shares)	1,154,000	854,893
Evergrande Real Estate Group Ltd.	1,334,000	1,261,417
Fufeng Group Ltd.	792,000	618,862
Huaneng Power International, Inc. (Class H Stock)	1,482,000	2,101,799
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,079,000	935,990
Jiangnan Group Ltd.	3,120,000	999,526
Kaisa Group Holdings Ltd.*	1,496,000	301,109
KWG Property Holding Ltd.	1,207,500	1,220,054
Powerlong Real Estate Holdings Ltd.*	1,054,000	229,504
Sinotruk Hong Kong Ltd.	334,500	238,579

		20,706,484

Denmark 1.8%
A.P. Moeller - Maersk A/S (Class A Stock)	622	1,199,152
Novo Nordisk A/S (Class B Stock)	60,879	3,417,788
Novozymes A/S (Class B Stock)	3,753	173,150

See Notes to Financial Statements.

10

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Denmark (cont’d.)
Schouw & Co.	4,984	$255,595
Vestas Wind Systems A/S	25,608	1,161,514

		6,207,199

Finland 0.1%
Fortum OYJ	15,977	315,505
Wartsila OYJ Abp	2,845	130,529

		446,034

France 6.0%
Airbus Group NV	13,178	913,265
AXA SA	99,025	2,503,934
Cap Gemini SA	8,843	787,873
Electricite de France SA	38,662	983,751
Faurecia	26,023	1,233,565
Groupe Fnac*	5,679	342,045
Hermes International	2,751	1,037,483
Natixis SA	201,219	1,665,585
Orange SA	128,167	2,111,083
Pernod-Ricard SA	5,683	706,306
Peugeot SA*	10,383	196,297
Publicis Groupe SA	3,281	275,180
Renault SA	4,395	462,432
Safran SA	10,843	792,270
Sanofi	14,987	1,525,536
Teleperformance	7,851	590,198
Total SA	73,312	3,969,846

		20,096,649

Germany 5.1%
Aareal Bank AG	19,202	825,912
Allianz SE	17,794	3,028,804
Bayer AG	12,506	1,800,023
Bayerische Motoren Werke AG	18,979	2,238,853
Daimler AG	36,864	3,544,358
Deutsche Post AG	15,532	511,442
Hannover Rueck SE	2,000	203,302
K+S AG	51,769	1,687,642
KUKA AG(a)	13,189	936,966
Siemens AG	1,552	168,830

See Notes to Financial Statements.

Prudential International Equity Fund	11

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Germany (cont’d.)
Symrise AG	2,131	$129,210
Volkswagen AG	7,984	2,022,460

		17,097,802

Greece 0.1%
Aegean Airlines SA	21,322	179,561

Hong Kong 1.6%
Cheung Kong Infrastructure Holdings Ltd.	17,000	144,014
CK Hutchison Holdings Ltd.	32,000	694,150
Galaxy Entertainment Group Ltd.	402	1,932
Huabao International Holdings Ltd.	354,000	397,628
Hysan Development Co. Ltd.	223,000	1,030,406
Link REIT (The)	334,500	2,074,897
Orient Overseas International Ltd.	75,500	463,380
Power Assets Holdings Ltd.	21,500	217,007
TCC International Holdings Ltd.	688,000	290,301

		5,313,715

Hungary 0.1%
Magyar Telekom Telecommunications PLC*	197,287	295,297

India 1.0%
ICICI Bank Ltd., ADR	54,100	591,313
Infosys Ltd., ADR(a)	66,400	2,057,072
Reliance Industries Ltd., GDR, 144A	16,878	454,018
Wipro Ltd., ADR(a)	9,100	104,377

		3,206,780

Indonesia
PT Bank Negara Indonesia (Persero) Tbk	261,600	129,104

Ireland 0.5%
Greencore Group PLC	92,406	501,445
Ryanair Holdings PLC, ADR	4,100	265,885
Shire PLC	9,319	757,291
Smurfit Kappa Group PLC	9,500	290,857

		1,815,478

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Israel 1.4%
Bank Hapoalim BM	374,811	$1,874,789
Teva Pharmaceutical Industries Ltd.	44,325	2,693,380

		4,568,169

Italy 1.0%
Eni SpA	55,262	1,060,250
Luxottica Group SpA	12,110	797,528
Snam SpA	33,349	173,720
UnipolSai SpA	444,772	1,244,636

		3,276,134

Japan 16.9%
Alpine Electronics, Inc.	8,373	170,150
Alps Electric Co. Ltd.	25,100	623,494
Asahi Kasei Corp.	21,000	197,749
Brother Industries Ltd.	6,900	109,782
Daicel Corp.	11,000	132,617
Daikin Industries Ltd.	28,700	1,933,492
FANUC Corp.	13,100	2,881,511
Fast Retailing Co. Ltd.	900	354,492
Fuji Heavy Industries Ltd.	61,300	2,049,873
FUJIFILM Holdings Corp.	54,700	2,060,386
Hoya Corp.	5,300	204,267
Japan Tobacco, Inc.	51,200	1,787,948
KDDI Corp.	120,300	2,846,580
Keihin Corp.	9,400	153,968
Keyence Corp.	800	427,079
Koito Manufacturing Co. Ltd.	4,100	143,469
Kubota Corp.	14,779	231,307
KYORIN Holdings, Inc.	6,800	156,412
Medipal Holdings Corp.	42,500	579,807
Mitsubishi Electric Corp.	178,000	2,324,628
Mitsubishi Materials Corp.	458,000	1,648,789
Mitsubishi UFJ Financial Group, Inc.	567,000	4,028,167
Mitsui & Co. Ltd.	46,000	643,362
Mizuho Financial Group, Inc.	1,340,600	2,555,560
Murata Manufacturing Co. Ltd.	18,100	2,550,544
NHK Spring Co. Ltd.	41,000	469,391
Nippon Steel & Sumitomo Metal Corp.	711,000	1,849,465
Nippon Telegraph & Telephone Corp.	42,392	2,862,520

See Notes to Financial Statements.

Prudential International Equity Fund	13

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Japan (cont’d.)
Nitto Denko Corp.	2,700	$173,031
NOK Corp.	5,000	157,127
NSK Ltd.	108,000	1,686,725
Oriental Land Co. Ltd.	3,200	216,641
ORIX Corp.	21,100	324,484
Otsuka Holdings Co. Ltd.	65,300	2,061,165
Panasonic Corp.	180,600	2,586,891
Resona Holdings, Inc.	98,200	523,609
Rohm Co. Ltd.	2,100	145,666
Sekisui Chemical Co. Ltd.	15,000	200,009
Shimano, Inc.	1,300	186,226
Sony Corp.*	101,967	3,082,640
Sumitomo Metal Mining Co. Ltd.	28,000	410,402
Sumitomo Mitsui Financial Group, Inc.	71,800	3,135,118
Taisei Corp.	22,000	127,443
Tokio Marine Holdings, Inc.	11,300	460,653
Tokyo Electron Ltd.	2,132	116,860
Toyota Industries Corp.	21,300	1,206,311
Toyota Motor Corp.	54,333	3,782,073
West Japan Railway Co.	4,100	227,072

		56,786,955

Luxembourg 0.3%
Altice SA*	9,700	1,027,954

Malaysia 0.6%
Carlsberg Brewery Malaysia Bhd	93,100	349,900
IGB Real Estate Investment Trust, REIT	495,600	190,566
Sunway Bhd	361,600	384,120
YTL Corp. Bhd	1,556,400	729,801
YTL Power International Bhd	499,900	224,580

		1,878,967

Mexico 0.2%
Grupo Televisa SAB*	78,400	570,804

Netherlands 1.4%
Koninklijke Ahold NV	15,415	298,653
Royal Dutch Shell PLC (Class A Stock)	101,532	3,201,310
Royal Dutch Shell PLC (Class B Stock)	37,682	1,206,413

		4,706,376

See Notes to Financial Statements.

14

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

New Zealand 0.4%
Air New Zealand Ltd.	532,994	$1,095,320
Xero Ltd.*	13,190	199,225

		1,294,545

Norway 1.4%
DNB ASA	118,042	2,097,041
Leroy Seafood Group ASA	5,258	174,442
Salmar ASA	33,029	536,240
SpareBank 1 SMN	21,078	188,285
Statoil ASA	7,133	151,222
Yara International ASA	33,775	1,730,546

		4,877,776

Poland 1.1%
Asseco Poland SA	39,018	657,324
PGE Polska Grupa Energetyczna SA	313,699	1,805,070
Powszechny Zaklad Ubezpieczen SA	10,084	1,315,204

		3,777,598

Portugal 0.4%
Altri SGPS SA	129,005	553,273
Sonae SGPS SA	623,289	866,642

		1,419,915

Russia 0.8%
Gazprom OAO, ADR	141,081	835,764
Lukoil OAO, ADR	14,482	741,478
Magnit PJSC, GDR, RegS	4,245	234,112
MMC Norilsk Nickel OJSC, ADR	7,332	137,695
NOVATEK OAO, GDR, RegS	1,343	130,540
Rosneft OAO, GDR, RegS	68,985	340,786
Surgutneftegas OAO, ADR	23,126	167,663

		2,588,038

Singapore 1.5%
Mapletree Commercial Trust, REIT	357,000	415,182
Mapletree Greater China Commercial Trust, REIT	1,483,700	1,187,634
Mapletree Industrial Trust, REIT	255,000	309,968
Oversea-Chinese Banking Corp. Ltd.	180,100	1,450,323

See Notes to Financial Statements.

Prudential International Equity Fund	15

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Singapore (cont’d.)
Wilmar International Ltd.	715,500	$1,757,356

		5,120,463

South Africa 2.7%
AVI Ltd.	156,023	1,069,172
FirstRand Ltd.	456,842	2,182,378
Hyprop Investments Ltd.	13,039	134,267
Mondi PLC	55,163	1,116,942
Mr Price Group Ltd.	6,067	129,531
Sasol Ltd.	42,052	1,693,160
Sibanye Gold Ltd.	497,276	1,180,186
Standard Bank Group Ltd.	31,477	461,388
Telkom SA SOC Ltd.*	156,863	1,078,315

		9,045,339

South Korea 3.2%
Hanil Cement Co. Ltd.	2,194	307,750
Hyundai Hysco Co. Ltd.	2,454	151,177
Hyundai Steel Co.	7,972	582,687
KT&G Corp.	24,378	2,162,638
LF Corp.	22,071	725,719
LG Display Co. Ltd.	58,807	1,628,548
LG Uplus Corp.	12,099	121,040
Samjin Pharmaceutical Co. Ltd.	11,949	270,076
Samsung Electronics Co. Ltd.	1,713	2,247,206
Seah Besteel Corp.	5,013	171,614
SK Hynix, Inc.	47,243	2,021,296
SK Telecom Co. Ltd.	822	220,274

		10,610,025

Spain 2.6%
Amadeus IT Holding SA (Class A Stock)	8,093	368,895
Banco Santander SA	364,204	2,753,594
Distribuidora Internacional de Alimentacion SA	80,209	642,385
Endesa SA	87,597	1,735,588
Repsol SA	17,300	356,622
Telefonica SA	180,979	2,754,584

		8,611,668

See Notes to Financial Statements.

16

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Sweden 3.1%
Assa Abloy AB (Class B Stock)	16,931	$982,232
Axfood AB	8,616	136,113
Bilia AB (Class A Stock)	7,095	251,913
Boliden AB	8,600	186,841
Electrolux AB (Class B Stock)	52,303	1,566,089
Haldex AB	9,712	145,130
Hennes & Mauritz AB (Class B Stock)	7,055	280,484
Hexagon AB (Class B Stock)	3,694	136,827
Investment AB Kinnevik (Class B Stock)	46,393	1,598,838
Investor AB (Class B Stock)	47,348	1,929,324
Klovern AB (Class A Stock)	124,987	139,942
Skanska AB (Class B Stock)	75,642	1,683,275
Svenska Cellulosa AB SCA (Class B Stock)	51,978	1,314,782

		10,351,790

Switzerland 5.5%
Lonza Group AG	12,235	1,729,907
Nestle SA	76,579	5,941,322
Novartis AG	60,704	6,196,190
Roche Holding AG	11,587	3,315,679
Swiss Life Holding AG	539	127,905
Swiss Re AG	10,976	973,653

		18,284,656

Taiwan 3.7%
Advanced Semiconductor Engineering, Inc.	108,000	153,157
AU Optronics Corp.	249,000	124,960
Fubon Financial Holding Co. Ltd.	949,000	2,040,879
Hua Nan Financial Holdings Co. Ltd. (Class C Stock)	334,000	205,167
Innolux Corp.	3,425,000	1,766,742
King Slide Works Co. Ltd.	10,000	157,279
Mega Financial Holding Co. Ltd.	164,891	146,664
Namchow Chemical Industrial Co. Ltd.	240,000	532,351
Pegatron Corp.	509,000	1,507,888
Taiwan Semiconductor Manufacturing Co. Ltd.	830,000	3,995,846
Wan Hai Lines Ltd.	1,001,000	1,109,874
Wisdom Marine Lines Co. Ltd.	567,000	744,075

		12,484,882

See Notes to Financial Statements.

Prudential International Equity Fund	17

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Thailand 1.5%
Ananda Development PCL	2,474,000	$267,176
Bangkok Expressway PCL	320,000	378,583
GFPT PCL	1,119,500	400,731
Krungthai Card PCL	93,000	299,044
Major Cineplex Group PCL	238,400	242,269
PTT PCL	179,900	1,939,693
STP & I PCL	1,200,200	593,456
Thanachart Capital PCL	808,200	833,575

		4,954,527

Turkey 0.9%
Akcansa Cimento AS	39,743	244,436
Cimsa Cimento Sanayi VE Ticaret AS	96,410	591,554
Gubre Fabrikalari TAS	125,103	334,034
Koza Altin Isletmeleri AS	108,105	1,129,317
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	141,910	147,534
Trakya Cam Sanayii AS	613,551	738,662

		3,185,537

United Arab Emirates 0.3%
Air Arabia PJSC	1,679,194	745,306
RAK Properties PJSC	1,017,046	206,078

		951,384

United Kingdom 11.9%
3i Group PLC	232,958	1,804,654
ARM Holdings PLC	55,055	935,455
Ashtead Group PLC	58,914	1,010,227
AstraZeneca PLC	20,347	1,396,337
BAE Systems PLC	277,925	2,153,129
Bellway PLC	23,404	711,529
Betfair Group PLC	24,500	873,031
BG Group PLC	52,500	950,955
BP PLC	342,012	2,466,712
British American Tobacco PLC	20,344	1,117,766
BT Group PLC	447,840	3,123,480
Capita PLC	13,475	235,854
Centamin PLC	869,919	849,616
Dixons Carphone PLC	242,605	1,574,456
easyJet PLC	13,507	373,475

See Notes to Financial Statements.

18

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
GlaxoSmithKline PLC	144,400	$3,335,141
HSBC Holdings PLC	161,320	1,611,497
Imperial Tobacco Group PLC	54,720	2,671,989
Intu Properties PLC, REIT	328,204	1,721,756
J. Sainsbury PLC	329,027	1,368,111
Legal & General Group PLC	531,186	2,111,493
National Grid PLC	60,597	815,227
Phoenix Group Holdings	74,381	959,909
Provident Financial PLC	20,745	956,886
Prudential PLC	15,399	383,395
Rightmove PLC	25,267	1,223,153
Unilever NV, CVA	65,253	2,846,378
Wolseley PLC	4,188	247,695
WS Atkins PLC	7,506	154,008

		39,983,314

United States 0.1%
Catamaran Corp.*	3,600	213,762
lululemon athletica, Inc.*	48	3,055

		216,817

TOTAL COMMON STOCKS (cost $277,974,423)		323,620,508

EXCHANGE TRADED FUNDS 0.5%

United States
iShares MSCI EAFE Index Fund	20,850	1,386,733
iShares MSCI Emerging Markets Index Fund	8,200	351,616

TOTAL EXCHANGE TRADED FUNDS (cost $1,593,729)		1,738,349

PREFERRED STOCKS 2.5%

Brazil 2.3%
Banco ABC Brasil SA (PRFC)	53,300	234,397
Banco Bradesco SA (PRFC)	202,800	2,166,018
Banco do Estado do Rio Grande do Sul SA (PRFC) (Class B Stock)	58,300	219,620
Cia Energetica de Minas Gerais (PRFC)	409,000	1,975,124
Itau Unibanco Holding SA (PRFC)	173,800	2,226,038
Itau Unibanco Holding SA (PRFC), ADR	17,490	224,222

See Notes to Financial Statements.

Prudential International Equity Fund	19

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
PREFERRED STOCKS (Continued)

Brazil (cont’d.)
Oi SA (PRFC)*	258,090	$488,263

		7,533,682

Germany 0.2%
Volkswagen AG (PRFC)	3,156	812,500

South Korea
Samsung Electronics Co. Ltd. (PRFC)	131	132,925

TOTAL PREFERRED STOCKS (cost $9,767,333)		8,479,107

TOTAL LONG-TERM INVESTMENTS (cost $289,335,485)		333,837,964

SHORT-TERM INVESTMENT 1.3%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $4,202,633; includes $4,202,139 of cash collateral for securities on loan)(Note 3)(c)(d)	4,202,633	4,202,633

TOTAL INVESTMENTS 100.9% (cost $293,538,118; Note 5)		338,040,597
Liabilities in excess of other assets (0.9)%		(2,920,321)

NET ASSETS 100.0%		$335,120,276

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ADR—American Depositary Receipt

CVA—Certificate Van Aandelen (Bearer)

EAFE—Europe, Australasia and Far East

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

PRFC—Preference Shares

REIT—Real Estate Investment Trust

See Notes to Financial Statements.

20

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,829,928; cash collateral of $4,202,139 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a security or securities that has been deemed illiquid.
(c)	Prudential Investments LLC, the manager of the Series also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$14,040,454	$—
Austria	—	1,586,619	—
Belgium	385,807	584,039	—
Brazil	1,683,807	—	—
Canada	19,129,041	—	—
Chile	143,005	—	—
China	—	20,398,846	307,638
Denmark	255,595	5,951,604	—
Finland	—	446,034	—
France	932,243	19,164,406	—
Germany	—	17,097,802	—
Greece	179,561	—	—
Hong Kong	—	5,313,715	—
Hungary	295,297	—	—
India	3,206,780	—	—
Indonesia	—	129,104	—

See Notes to Financial Statements.

Prudential International Equity Fund	21

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

	Level 1	Level 2	Level 3
Common Stocks (continued)
Ireland	$265,885	$1,549,593	$—
Israel	—	4,568,169	—
Italy	—	3,276,134	—
Japan	—	56,786,955	—
Luxembourg	1,027,954	—	—
Malaysia	954,381	924,586	—
Mexico	570,804	—	—
Netherlands	—	4,706,376	—
New Zealand	—	1,294,545	—
Norway	—	4,877,776	—
Poland	—	3,777,598	—
Portugal	—	1,419,915	—
Russia	2,588,038	—	—
Singapore	—	5,120,463	—
South Africa	134,267	8,911,072	—
South Korea	2,162,638	8,447,387	—
Spain	—	8,611,668	—
Sweden	—	10,351,790	—
Switzerland	—	18,284,656	—
Taiwan	—	12,484,882	—
Thailand	—	4,954,527	—
Turkey	—	3,185,537	—
United Arab Emirates	—	951,384	—
United Kingdom	—	39,983,314	—
United States	216,817	—	—
Exchange Traded Funds
United States	1,738,349	—	—
Preferred Stocks
Brazil	7,533,682	—	—
Germany	—	812,500	—
South Korea	—	132,925	—
Affiliated Money Market Mutual Fund	4,202,633	—	—

Total	$47,606,584	$290,126,375	$307,638

See Notes to Financial Statements.

22

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2015 was as follows:

Banks	14.7%
Pharmaceuticals	8.0
Oil, Gas & Consumable Fuels	7.3
Insurance	4.7
Automobiles	4.5
Metals & Mining	4.4
Diversified Telecommunication Services	4.3
Food Products	4.2
Household Durables	2.6
Diversified Financial Services	2.5
Machinery	2.5
Real Estate Management & Development	2.4
Real Estate Investment Trusts (REITs)	2.4
Food & Staples Retailing	2.3
Semiconductors & Semiconductor Equipment	2.2
Tobacco	2.2
Electronic Equipment, Instruments & Components	2.2
Electric Utilities	2.2
Technology Hardware, Storage & Peripherals	1.8
Chemicals	1.7
Electrical Equipment	1.3
Affiliated Money Market Mutual Fund (including 1.3% of collateral for securities on loan)	1.3
Auto Components	1.1
Aerospace & Defense	1.1
Building Products	1.1
Media	1.1
Independent Power & Renewable Electricity Producers	1.0
Marine	0.9
IT Services	0.9
Wireless Telecommunication Services	0.9%
Specialty Retail	0.9
Road & Rail	0.8
Airlines	0.8
Textiles, Apparel & Luxury Goods	0.7
Construction & Engineering	0.7
Paper & Forest Products	0.6
Trading Companies & Distributors	0.6
Hotels, Restaurants & Leisure	0.6
Capital Markets	0.5
Multi-Utilities	0.5
Exchange Traded Funds	0.5
Life Sciences Tools & Services	0.5
Construction Materials	0.5
Household Products	0.4
Consumer Finance	0.4
Beverages	0.4
Health Care Providers & Services	0.3
Professional Services	0.3
Software	0.3
Thrifts & Mortgage Finance	0.2
Air Freight & Logistics	0.1
Transportation Infrastructure	0.1
Containers & Packaging	0.1
Leisure Products	0.1
Gas Utilities	0.1
Industrial Conglomerates	0.1

100.9
Liabilities in excess of other assets	(0.9)

100.0%

See Notes to Financial Statements.

Prudential International Equity Fund	23

Statement of Assets & Liabilities

as of April 30, 2015 (Unaudited)

Assets
Investments at value, including securities on loan of $3,829,928:
Unaffiliated investments (cost $289,335,485)	$333,837,964
Affiliated investments (cost $4,202,633)	4,202,633
Cash	44,463
Foreign currency, at value (cost $106,724)	107,244
Receivable for investments sold	2,283,220
Dividends receivable	992,964
Tax reclaim receivable	899,482
Receivable for Series shares sold	111,743
Prepaid expenses	1,693

Total assets	342,481,406

Liabilities
Payable to broker for collateral for securities on loan (Note 3)	4,202,139
Loan payable (Note 7)	2,089,000
Accrued expenses and other liabilities	372,040
Payable for Series shares reacquired	312,133
Management fee payable	230,013
Distribution fee payable	83,158
Affiliated transfer agent fee payable	72,381
Loan interest payable (Note 7)	266

Total liabilities	7,361,130

Net Assets	$335,120,276

Net assets were comprised of:
Common stock, at par	$449,100
Paid-in capital in excess of par	483,507,491

483,956,591
Undistributed net investment income	663,130
Accumulated net realized loss on investment and foreign currency transactions	(188,693,721)
Net unrealized appreciation on investments and foreign currencies	39,194,276

Net assets, April 30, 2015	$335,120,276

See Notes to Financial Statements.

24

Class A
Net asset value and redemption price per share ($249,065,236 ÷ 33,304,234 shares of common stock issued and outstanding)	$7.48
Maximum sales charge (5.50% of offering price)	0.44

Maximum offering price to public	$7.92

Class B
Net asset value, offering price and redemption price per share
($5,666,058 ÷ 788,366 shares of common stock issued and outstanding)	$7.19

Class C
Net asset value, offering price and redemption price per share
($22,147,901 ÷ 3,082,349 shares of common stock issued and outstanding)	$7.19

Class Z
Net asset value, offering price and redemption price per share
($58,241,081 ÷ 7,735,018 shares of common stock issued and outstanding)	$7.53

See Notes to Financial Statements.

Prudential International Equity Fund	25

Statement of Operations

Six Months Ended April 30, 2015 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $480,852)	$4,393,013
Affiliated income from securities lending, net	16,338
Affiliated dividend income	509

Total income	4,409,860

Expenses
Management fee	1,312,672
Distribution fee—Class A	345,742
Distribution fee—Class B	26,601
Distribution fee—Class C	101,265
Transfer agent’s fees and expenses (including affiliated expense of $92,000)	372,000
Custodian and accounting fees	174,000
Shareholders’ reports	81,000
Registration fees	35,000
Audit fee	15,000
Legal fees and expenses	12,000
Directors’ fees	10,000
Commitment fee on syndicated credit agreement	3,000
Insurance expenses	2,000
Loan interest expense	1,754
Miscellaneous	27,122

Total expenses	2,519,156

Net investment income	1,890,704

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	1,764,172
Foreign currency transactions	(146,609)

1,617,563

Net change in unrealized appreciation (depreciation) on:
Investments	11,020,192
Foreign currencies	10,877

11,031,069

Net gain on investment and foreign currency transactions	12,648,632

Net Increase In Net Assets Resulting From Operations	$14,539,336

See Notes to Financial Statements.

26

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2015	Year Ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income	$1,890,704	$6,147,243
Net realized gain on investment and foreign currency transactions	1,617,563	36,678,107
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	11,031,069	(37,219,559)

Net increase in net assets resulting from operations	14,539,336	5,605,791

Dividends from net investment income (Note 1)
Class A	(5,047,078)	(4,392,794)
Class B	(85,957)	(82,095)
Class C	(310,179)	(258,429)
Class F	—	(2,101)
Class X	—	(2,191)
Class Z	(1,263,747)	(1,570,284)

	(6,706,961)	(6,307,894)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	9,644,259	17,501,842
Net asset value of shares issued in reinvestment of dividends	6,566,173	6,176,619
Net asset value of shares issued in merger (Note 9)	50,163,770	—
Cost of shares reacquired	(29,211,059)	(65,161,727)

Net increase (decrease) in net assets from Series share transactions	37,163,143	(41,483,266)

Total increase (decrease)	44,995,518	(42,185,369)

Net Assets:
Beginning of period	290,124,758	332,310,127

End of period(a)	$335,120,276	$290,124,758

(a) Includes undistributed net investment income of:	$663,130	$5,479,387

See Notes to Financial Statements.

Prudential International Equity Fund	27

Notes to Financial Statements

(Unaudited)

Prudential World Fund, Inc. (the “Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”) and currently consists of six series: Prudential International Equity Fund (the “Series”), Prudential Jennison Global Infrastructure Fund, Prudential Jennison Global Opportunities Fund, Prudential Jennison International Opportunities Fund, Prudential Jennison Emerging Markets Equity Fund and Prudential Emerging Markets Debt Local Currency Fund. These financial statements relate to the Prudential International Equity Fund. The financial statements of the other series are not presented herein. The investment objective of the Series is to seek long-term growth of capital.

Note 1. Accounting Policies

The Series follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund and the Series consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Series holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

28

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential International Equity Fund	29

Notes to Financial Statements

(Unaudited) continued

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the

30

market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Series to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures transactions.

The Series invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With

Prudential International Equity Fund	31

Notes to Financial Statements

(Unaudited) continued

exchange-traded futures contracts, there is minimal counterparty credit risk to the Series since the exchanges’ clearing house acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Series is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadvisor may have negotiated and entered into on behalf of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

REITs: The Series invests in real estate investment trusts (“REITs”), which report information on the source of their distributors annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Lending: The Series may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Series also continues to receive interest and dividends or

32

amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Warrants and Rights: The Series may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. The Series holds such warrants and rights as long positions until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Series is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Prudential International Equity Fund	33

Notes to Financial Statements

(Unaudited) continued

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Series. In connection therewith, QMA is obligated to keep certain books and records of the Series. PI pays for the services of QMA, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .85% of the average daily net assets of the Series up to and including $300 million, .75% of the average daily net assets in excess of $300 million up to and including $1.5 billion and .70% of the Series’ average daily net assets over $1.5 billion. The effective management fee was .85% for the six months ended April 30, 2015.

The Series has distribution agreements with Prudential Investment Management Services LLC (“PIMS”) and Prudential Annuities Distributors, Inc. (“PAD”). PIMS and PAD are both affiliates of PI and indirect, wholly-owned subsidiaries of Prudential. PIMS serves as the distributor of the Series’ Class A, Class B, Class C, Class F, and Class Z shares. PIMS, together with PAD, served as co-distributor of the Series’ Class X shares.

The Series has adopted a separate Distribution and Service plan (each a “Plan” and collectively the “Plans”) for the Class A, Class B, Class C, Class F and Class X shares of the Series in accordance with Rule 12b-1 of the 1940 Act. No distribution or service fees are paid to PIMS as distributor for the Series’ Class Z shares. Under the Plans, the Series compensates PIMS and PAD a distribution and service fee at the annual rate of .30%, 1%, 1%, .75% and 1% of the average daily net assets of the Class A, B, C, F and X shares, respectively.

34

PIMS has advised the Series that they received $54,350 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2015. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended April 30, 2015 it received $295, $4,401 and $100 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, QMA, PAD and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Series’ security lending agent. Earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the six months ended April 30, 2015, PIM has been compensated approximately $4,900 for these services.

The Series invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a series of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended April 30, 2015 aggregated $154,083,484 and $170,214,433, respectively.

Prudential International Equity Fund	35

Notes to Financial Statements

(Unaudited) continued

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2015 were as follows:

Tax Basis	$296,052,450

Appreciation	51,040,519
Depreciation	(9,052,372)

Net Unrealized Appreciation	$41,988,147

The book basis may differ from tax basis due to certain tax-related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Series are permitted to carryforward capital losses incurred in the fiscal year ended October 31, 2013 and October 31, 2014 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before October 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Series utilized approximately $34,677,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended October 31, 2014. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of October 31, 2014, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2017	$180,326,000
Expiring 2018	8,337,000

$188,663,000

Management has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

36

Note 6. Capital

The Series offers Class A, B, C, and Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B Shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. The last conversion of Class F and Class X shares to Class A shares was completed as of March 14, 2014 and April 11, 2014, respectively. There are no Class F and Class X shares outstanding and Class F and Class X shares are no longer being offered for sale. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

There are 875 million authorized shares of common stock at $.01 par value per share, designated Class A, Class B, Class C and Class Z, each of which consists of 325 million, 150 million, 150 million and 250 million authorized shares, respectively.

Prudential International Equity Fund	37

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2015:
Shares sold	498,933	$3,566,743
Shares issued in merger	4,537,435	31,535,171
Shares issued in reinvestment of dividends and distributions	721,043	4,924,725
Shares reacquired	(2,213,019)	(15,706,262)

Net increase (decrease) in shares outstanding before conversion	3,544,392	24,320,377
Shares issued upon conversion from Class B	67,760	465,568
Shares reacquired upon conversion into Class Z	(42,916)	(303,341)

Net increase (decrease) in shares outstanding	3,569,236	$24,482,604

Year ended October 31, 2014:
Shares sold	997,836	$7,437,126
Shares issued in reinvestment of dividends and distributions	606,075	4,278,811
Shares reacquired	(3,845,795)	(28,680,565)

Net increase (decrease) in shares outstanding before conversion	(2,241,884)	(16,964,628)
Shares issued upon conversion from Class B, Class F, Class X and Class Z	217,343	1,616,468
Shares reacquired upon conversion into Class Z	(68,971)	(522,940)

Net increase (decrease) in shares outstanding	(2,093,512)	$(15,871,100)

Class B
Six months ended April 30, 2015:
Shares sold	29,497	$204,816
Shares issued in merger	164,257	1,100,522
Shares issued in reinvestment of dividends and distributions	12,718	83,686
Shares reacquired	(57,405)	(392,597)

Net increase (decrease) in shares outstanding before conversion	149,067	996,427
Shares reacquired upon conversion into Class A	(70,380)	(465,568)

Net increase (decrease) in shares outstanding	78,687	$530,859

Year ended October 31, 2014:
Shares sold	115,280	$820,488
Shares issued in reinvestment of dividends and distributions	11,788	80,161
Shares reacquired	(115,309)	(828,558)

Net increase (decrease) in shares outstanding before conversion	11,759	72,091
Shares reacquired upon conversion into Class A	(159,740)	(1,144,832)

Net increase (decrease) in shares outstanding	(147,981)	$(1,072,741)

38

Class C	Shares	Amount
Six months ended April 30, 2015:
Shares sold	65,302	$449,026
Shares issued in merger	656,750	4,400,227
Shares issued in reinvestment of dividends and distributions	46,372	305,125
Shares reacquired	(255,323)	(1,748,102)

Net increase (decrease) in shares outstanding before conversion	513,101	3,406,276
Shares reacquired upon conversion into Class Z	(4,246)	(29,462)

Net increase (decrease) in shares outstanding	508,855	$3,376,814

Year ended October 31, 2014:
Shares sold	250,597	$1,782,658
Shares issued in reinvestment of dividends and distributions	36,950	251,259
Shares reacquired	(452,927)	(3,246,557)

Net increase (decrease) in shares outstanding before conversion	(165,380)	(1,212,640)
Shares reacquired upon conversion into Class Z	(15,245)	(112,272)

Net increase (decrease) in shares outstanding	(180,625)	$(1,324,912)

Class F
Period ended March 14, 2014*:
Shares issued in reinvestment of dividends and distributions	86	$583
Shares reacquired	(5,211)	(37,196)

Net increase (decrease) in shares outstanding before conversion	(5,125)	(36,613)
Shares reacquired upon conversion into Class A	(14,245)	(97,276)

Net increase (decrease) in shares outstanding	(19,370)	$(133,889)

Class X
Period ended April 11, 2014**:
Shares sold	14	$99
Shares issued in reinvestment of dividends and distributions	311	2,117
Shares reacquired	(1,493)	(10,397)

Net increase (decrease) in shares outstanding before conversion	(1,168)	(8,181)
Shares reacquired upon conversion into Class A	(29,057)	(203,038)

Net increase (decrease) in shares outstanding	(30,225)	$(211,219)

Prudential International Equity Fund	39

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended April 30, 2015:
Shares sold	754,856	$5,423,674
Shares issued in merger	1,878,090	13,127,850
Shares issued in reinvestment of dividends and distributions	182,334	1,252,637
Shares reacquired	(1,601,365)	(11,364,098)

Net increase (decrease) in shares outstanding before conversion	1,213,915	8,440,063
Shares issued upon conversion from Class A and Class C	46,687	332,803

Net increase (decrease) in shares outstanding	1,260,602	$8,772,866

Year ended October 31, 2014:
Shares sold	999,881	$7,461,471
Shares issued in reinvestment of dividends and distributions	220,238	1,563,688
Shares reacquired	(4,459,314)	(32,358,454)

Net increase (decrease) in shares outstanding before conversion	(3,239,195)	(23,333,295)
Shares issued upon conversion from Class A and Class C	83,020	635,212
Shares reacquired upon conversion into Class A	(21,953)	(171,322)

Net increase (decrease) in shares outstanding	(3,178,128)	$(22,869,405)

*	As of March 14, 2014, the last conversion of Class F shares to Class A shares was completed. There are no Class F shares outstanding and Class F shares are no longer being offered for sale.
**	As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Prior to October 9, 2014, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Series utilized the SCA during the six months ended April 30, 2015. The average daily balance for the 85 days that the Series had loans outstanding during the period was $501,024, borrowed at a weighted average interest rate of 1.42%. The maximum loan outstanding amount during the period was $2,168,000. There was a balance of $2,089,000 outstanding at April 30, 2015.

40

Note 8. Ownership

As of April 30, 2015, approximately 27% of the Series was owned by two institutional shareholders for the beneficial interest of their underlying account holders.

Note 9. Reorganization

On December 10, 2014, shareholders of the Prudential International Value Fund (“Value Fund”) approved the reorganization of the Fund into the Prudential International Equity Fund (“Equity Fund”). As a result of the reorganization, the assets and liabilities of the Value Fund were exchanged for shares of the Equity Fund and the shareholders of the Value Fund are now shareholders of the Equity Fund. The reorganization took place on December 19, 2014.

The purpose of the transaction was to combine two Funds with substantially similar investment objectives and policies. The acquiring fund, the Equity Fund, has the same contractual investment management fee and lower annualized operating expenses as well as stronger historical investment performance.

The acquisition was accomplished by a tax-free exchange of the following shares on December 19, 2014:

Merged Fund		Acquiring Fund
Prudential International Value Fund		Prudential International Equity Fund
Class	Shares	Class	Shares	Value
A	1,463,874	A	4,537,435	$31,535,171
B	53,470	B	164,257	1,100,522
C	213,549	C	656,750	4,400,227
Z	605,891	Z	1,878,090	13,127,850

For financial reporting purposes, assets received and shares issued by the Equity Fund were recorded at fair value; however, the cost basis of the investments received from the Value Fund was carried forward to reflect the tax-free status of the acquisition.

Prudential International Equity Fund	41

Notes to Financial Statements

(Unaudited) continued

The net assets and net unrealized appreciation (depreciation) immediately before the acquisition were as follows:

Merged Fund			Acquiring Fund
Prudential International Value Fund			Prudential International Equity Fund
Class	Net Assets	Unrealized Appreciation (Depreciation)	Class	Net Assets
A	$31,535,171	$(18,392,510)	A	$208,078,146
B	1,100,522	(4,110,791)	B	4,535,327
C	4,400,227	(2,470,294)	C	17,155,951
Z	13,127,850	30,218,558	Z	46,771,671

Assuming the acquisition had been completed on November 1, 2014, the Equity Fund’s results of operations for the six months ended April 30, 2015 were as follows:

Net investment income	$1,887,301	(a)
Net realized and unrealized gain (loss) on investments	$23,856,827	(b)

Net increase (decrease) in net assets resulting from operations	$25,744,128

(a)	$1,890,704, as reported in the Statement of Operations, plus $(3,403) Net Investment Loss from the Value Fund pre-merger.
(b)	$12,648,632, as reported in the Statement of Operations, plus $11,208,195 Net Realized and Unrealized Gain (Loss) on Investments from the Value Fund pre-merger.

Because both the Equity Fund and the Value Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment Funds have been managed as a single integrated Fund since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Value Fund that have been included in the Equity Fund’s Statement of Operations since December 19, 2014.

42

Note 10. New Accounting Pronouncement

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

Prudential International Equity Fund	43

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2015		2014(a)	2013(a)	2012(a)	2011(a)	2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.36		$7.37	$6.02	$5.72	$6.17	$5.77
Income (loss) from investment operations:
Net investment income	.05		.15	.12	.12	.09	.08
Net realized and unrealized gain (loss) on investment transactions	.24		(.02)	1.36	.29	(.46)	.36
Total from investment operations	.29		.13	1.48	.41	(.37)	.44
Less Dividends:
Dividends from net investment income	(.17)		(.14)	(.13)	(.11)	(.11)	(.10)
Capital Contributions(d):	-		-	-	-	.03	.06
Net asset value, end of period	$7.48		$7.36	$7.37	$6.02	$5.72	$6.17
Total Return(b):	4.19%		1.84%	25.06%	7.40%	(5.61)%	8.78%

Ratios/Supplemental Data:
Net assets, end of period (000)	$249,065		$218,909	$234,668	$209,568	$214,610	$260,555
Average net assets (000)	$232,405		$232,049	$221,300	$204,088	$247,859	$257,553
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.62%	(e)	1.59%	1.59%	1.67%	1.64%	1.57%
Expenses before waivers and/or expense reimbursement	1.62%	(e)	1.59%	1.59%	1.67%	1.64%	1.57%
Net investment income	1.22%	(e)	2.02%	1.83%	2.18%	1.51%	1.35%
Portfolio turnover rate	49%	(f)	134%	114%	83%	70%	96%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal years ended October 31, 2011 and October 31, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Annualized.

(f) Not Annualized.

See Notes to Financial Statements.

44

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2015		2014(a)	2013(a)	2012(a)	2011(a)	2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.05		$7.07	$5.78	$5.50	$5.94	$5.56
Income (loss) from investment operations:
Net investment income	.02		.10	.07	.08	.05	.04
Net realized and unrealized gain (loss) on investment transactions	.24		(.03)	1.32	.27	(.45)	.35
Total from investment operations	.26		.07	1.39	.35	(.40)	.39
Less Dividends:
Dividends from net investment income	(.12)		(.09)	(.10)	(.07)	(.07)	(.07)
Capital Contributions(d):	-		-	-	-	.03	.06
Net asset value, end of period	$7.19		$7.05	$7.07	$5.78	$5.50	$5.94
Total Return(b):	3.89%		1.10%	24.26%	6.50%	(6.27)%	8.11%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,666		$5,006	$6,066	$5,439	$6,720	$9,160
Average net assets (000)	$5,364		$5,868	$5,690	$5,823	$8,320	$9,246
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.32%	(e)	2.29%	2.29%	2.37%	2.34%	2.27%
Expenses before waivers and/or expense reimbursement	2.32%	(e)	2.29%	2.29%	2.37%	2.34%	2.27%
Net investment income	.50%	(e)	1.35%	1.13%	1.48%	.83%	.66%
Portfolio turnover rate	49%	(f)	134%	114%	83%	70%	96%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal years ended October 31, 2011 and October 31, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Annualized.

(f) Not Annualized.

See Notes to Financial Statements.

Prudential International Equity Fund	45

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2015		2014(a)	2013(a)	2012(a)	2011(a)	2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.05		$7.07	$5.78	$5.50	$5.94	$5.56
Income (loss) from investment operations:
Net investment income	.03		.10	.07	.08	.05	.04
Net realized and unrealized gain (loss) on investment transactions	.23		(.03)	1.32	.27	(.45)	.35
Total from investment operations	.26		.07	1.39	.35	(.40)	.39
Less Dividends:
Dividends from net investment income	(.12)		(.09)	(.10)	(.07)	(.07)	(.07)
Capital Contributions(d):	-		-	-	-	.03	.06
Net asset value, end of period	$7.19		$7.05	$7.07	$5.78	$5.50	$5.94
Total Return(b):	3.89%		1.10%	24.27%	6.51%	(6.27)%	8.11%

Ratios/Supplemental Data:
Net assets, end of period (000)	$22,148		$18,146	$19,472	$17,658	$21,310	$26,625
Average net assets (000)	$20,421		$19,402	$18,341	$19,019	$25,128	$26,974
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.32%	(e)	2.29%	2.29%	2.37%	2.34%	2.27%
Expenses before waivers and/or expense reimbursement	2.32%	(e)	2.29%	2.29%	2.37%	2.34%	2.27%
Net investment income	.54%	(e)	1.32%	1.13%	1.49%	.81%	.66%
Portfolio turnover rate	49%	(f)	134%	114%	83%	70%	96%

(a) Calculated based on average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal years ended October 31, 2011 and October 31, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Annualized.

(f) Not Annualized.

See Notes to Financial Statements.

46

Class F Shares
	Period Ended March 14,		Year Ended October 31,
	2014(g)		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$7.08		$5.79	$5.50	$5.94	$5.56	$4.62
Income (loss) from investment operations:
Net investment income	.01		.09	.09	.06	.05	.06
Net realized and unrealized gain (loss) on investment transactions	(.05)		1.31	.29	(.44)	.35	1.01
Total from investment operations	(.04)		1.40	.38	(.38)	.40	1.07
Less Dividends:
Dividends from net investment income	(.11)		(.11)	(.09)	(.09)	(.08)	(.13)
Capital Contributions(d):	-		-	-	.03	.06	-
Net asset value, end of period	$6.93		$7.08	$5.79	$5.50	$5.94	$5.56
Total Return(b):	(.51)%		24.51%	6.98%	(6.05)%	8.35%	24.04%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5		$137	$681	$1,572	$3,355	$5,226
Average net assets (000)	$71		$423	$1,044	$2,442	$4,064	$5,769
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.03%	(e)	2.04%	2.12%	2.09%	2.02%	1.99%
Expenses before waivers and/or expense reimbursement	2.03%	(e)	2.04%	2.12%	2.09%	2.02%	1.99%
Net investment income	.27%	(e)	1.36%	1.74%	1.07%	.95%	1.35%
Portfolio turnover rate	134%	(f)	114%	83%	70%	96%	76%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal years ended October 31, 2011 and October 31, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Annualized.

(f) Calculated as of October 31, 2014.

(g) As of March 14, 2014, the last conversion of Class F shares to Class A shares was completed. There are no Class F shares outstanding and Class F shares are no longer being offered for sale.

See Notes to Financial Statements.

Prudential International Equity Fund	47

Financial Highlights

(Unaudited) continued

Class X Shares
	Period Ended April 11,		Year Ended October 31,
	2014(g)		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$7.07		$5.79	$5.50	$5.94	$5.56	$4.61
Income (loss) from investment operations:
Net investment income (loss)	-	(h)	.07	.08	.05	.04	.05
Net realized and unrealized gain (loss) on investment transactions	.15		1.31	.28	(.45)	.35	1.02
Total from investment operations	.15		1.38	.36	(.40)	.39	1.07
Less Dividends:
Dividends from net investment income	(.09)		(.10)	(.07)	(.07)	(.07)	(.12)
Capital Contributions(d):	-		-	-	.03	.06	-
Net asset value, end of period	$7.13		$7.07	$5.79	$5.50	$5.94	$5.56
Total Return(b):	2.25%		24.05%	6.69%	(6.27)%	8.11%	23.82%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11		$214	$707	$1,569	$3,067	$5,957
Average net assets (000)	$102		$449	$1,077	$2,351	$4,020	$6,611
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.28%	(e)	2.29%	2.37%	2.34%	2.27%	2.24%
Expenses before waivers and/or expense reimbursement	2.28%	(e)	2.29%	2.37%	2.34%	2.27%	2.24%
Net investment income (loss)	(.04)%	(e)	1.05%	1.45%	.80%	.66%	1.10%
Portfolio turnover rate	134%	(f)	114%	83%	70%	96%	76%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal years ended October 31, 2011 and October 31, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Annualized.

(f) Calculated as of October 31, 2014.

(g) As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

(h) Less than $.005 per share.

See Notes to Financial Statements.

48

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2015		2014(a)	2013(a)	2012(a)	2011(a)	2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.42		$7.43	$6.07	$5.77	$6.22	$5.82
Income (loss) from investment operations:
Net investment income	.07		.16	.15	.14	.11	.13
Net realized and unrealized gain (loss) on investment transactions	.23		(.01)	1.36	.29	(.46)	.33
Total from investment operations	.30		.15	1.51	.43	(.35)	.46
Less Dividends:
Dividends from net investment income	(.19)		(.16)	(.15)	(.13)	(.13)	(.12)
Capital Contributions(d):	-		-	-	-	.03	.06
Net asset value, end of period	$7.53		$7.42	$7.43	$6.07	$5.77	$6.22
Total Return(b):	4.36%		2.12%	25.36%	7.69%	(5.30)%	8.98%

Ratios/Supplemental Data:
Net assets, end of period (000)	$58,241		$48,064	$71,753	$50,531	$44,573	$44,833
Average net assets (000)	$54,720		$53,881	$60,981	$45,946	$46,529	$149,685
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.32%	(e)	1.29%	1.29%	1.37%	1.34%	1.27%
Expenses before waivers and/or expense reimbursement	1.32%	(e)	1.29%	1.29%	1.37%	1.34%	1.27%
Net investment income	1.55%	(e)	2.07%	2.17%	2.46%	1.77%	2.12%
Portfolio turnover rate	49%	(f)	134%	114%	83%	70%	96%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal years ended October 31, 2011 and October 31, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Annualized.

(f) Not Annualized.

See Notes to Financial Statements.

Prudential International Equity Fund	49

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on November 26, 2014, shareholders of the Prudential World Fund, Inc., which is comprised of Prudential Jennison Global Opportunities Fund, Prudential Jennison International Opportunities Fund, Prudential Jennison Emerging Markets Equity Fund, Prudential International Equity Fund, Prudential Jennison Global Infrastructure Fund and Prudential Emerging Markets Debt Local Currency Fund (collectively, the “Funds”), approved the following proposal. Shareholders of all Funds voted together on the proposal:

Proposal: To elect twelve Directors:

	SHARES VOTED	% VOTED	% OF T/O
Ellen S. Alberding
FOR	40,430,355.469	98.29%	69.20%
WITHHELD	703,232.767	1.71%	1.20%

Kevin J. Bannon
FOR	40,500,752.683	98.46%	69.32%
WITHHELD	632,835.553	1.54%	1.08%

Linda W. Bynoe
FOR	40,463,969.413	98.37%	69.25%
WITHHELD	669,618.823	1.63%	1.15%

Keith F. Hartstein
FOR	40,502,519.384	98.47%	69.32%
WITHHELD	631,068.852	1.53%	1.08%

Michael S. Hyland
FOR	40,454,955.187	98.35%	69.24%
WITHHELD	678,633.049	1.65%	1.16%

Stephen P. Munn
FOR	40,350,089.935	98.10%	69.06%
WITHHELD	783,498.301	1.90%	1.34%

James E. Quinn
FOR	40,472,965.987	98.39%	69.27%
WITHHELD	660,622.249	1.61%	1.13%

Richard A. Redeker
FOR	40,445,890.390	98.33%	69.22%
WITHHELD	687,697.846	1.67%	1.18%

Stephen G. Stoneburn
FOR	40,484,781.265	98.42%	69.29%
WITHHELD	648,806.971	1.58%	1.11%

Grace C. Torres
FOR	40,481,896.899	98.42%	69.29%
WITHHELD	651,691.337	1.58%	1.11%

50

	SHARES VOTED	% VOTED	% OF T/O
Stuart S. Parker
FOR	40,486,057.825	98.43%	69.29%
WITHHELD	647,530.411	1.57%	1.11%

Scott E. Benjamin
FOR	40,475,216.348	98.40%	69.27%
WITHHELD	658,371.888	1.60%	1.13%

The special meeting of shareholders of the Fund held on November 26, 2014, was adjourned to December 3, 2014, and further adjourned to December 10, 2014, and January 9, 2015 to permit further solicitation of proxies on the proposals noted below.

An abstention or a broker non-vote is considered present for purposes of determining a quorum but has the effect of a vote against such matters. At the special meeting of shareholders held on January 9, 2015, insufficient votes were obtained to approve the following proposals:

Proposal: To permit Prudential Investments LLC (PI) to enter into or make material changes to the Fund’s subadvisory agreements with subadvisers that are wholly-owned subsidiaries of PI or a sister company of PI (wholly-owned subadvisers) without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	9,858,378.915	40.299%	24.782%
AGAINST	570,265.174	2.332%	1.434%
ABSTAIN	238,915.014	0.976%	0.600%
BROKER NON-VOTE	13,795,834.814	56.393%	34.680%

TOTAL	24,463,393.917	100.00%	61.496%

Proposal: To designate the Fund’s investment objective as a non-fundamental policy of the Fund, meaning that the Fund’s investment objective could be changed with the approval of the Fund’s Board of Directors, but without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	9,721,471.198	39.739%	24.438%
AGAINST	658,482.289	2.692%	1.655%
ABSTAIN	287,605.616	1.176%	0.723%
BROKER NON-VOTE	13,795,834.814	56.393%	34.680%

TOTAL	24,463,393.917	100.000%	61.496%

Prudential International Equity Fund	51

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential International Equity Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL INTERNATIONAL EQUITY FUND

SHARE CLASS	A	B	C	Z
NASDAQ	PJRAX	PJRBX	PJRCX	PJIZX
CUSIP	743969859	743969867	743969875	743969883

MF190E2    0278720-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON GLOBAL INFRASTRUCTURE FUND

SEMIANNUAL REPORT • APRIL 30, 2015

Objective

Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, Jennison Associates, Jennison, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

June 15, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Global Infrastructure Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets. Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks.

We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Global Infrastructure Fund

Prudential Jennison Global Infrastructure Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/15
	Six Months	One Year	Since Inception
Class A	3.01%	11.40%	31.68% (9/25/13)
Class C	2.54	10.54	29.98 (9/25/13)
Class Z	3.10	11.67	32.05 (9/25/13)
S&P Global Infrastructure Index	2.72	6.58	20.90
S&P 500 Index	4.39	12.96	28.01
Lipper Global Infrastructure Funds Average	2.42	6.89	21.63

Average Annual Total Returns (With Sales Charges) as of 3/31/15
		One Year	Since Inception
Class A		2.15%	12.04% (9/25/13)
Class C		6.31	15.41 (9/25/13)
Class Z		8.35	16.58 (9/25/13)
S&P Global Infrastructure Index		3.93	10.31
S&P 500 Index		12.71	17.15
Lipper Global Infrastructure Funds Average		4.40	11.12

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None

Benchmark Definitions

S&P Global Infrastructure Index

The S&P Global Infrastructure Index is an unmanaged index that consists of 75 companies from around the world that represent the listed infrastructure universe. To create diversified exposure across the global listed infrastructure market, the Index has balanced weights across three distinct infrastructure clusters: Utilities, Transportation, and Energy.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper Global Infrastructure Funds Average

The Lipper Global Infrastructure Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Global Infrastructure Funds category for the periods noted. Funds in the Lipper Average invest primarily in equity securities of domestic and foreign companies engaged in an infrastructure industry, including but not limited to transportation, communication, and waste management.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Prudential Jennison Global Infrastructure Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 4/30/15
Groupe Eurotunnel SE, Transportation Infrastructure	4.1%
Atlantia SpA, Transportation Infrastructure	3.7
Ferrovial SA, Construction & Engineering	3.4
Terraform Power, Inc., Independent Power & Renewable Electricity Producers	2.3
SBA Communications Corp., Wireless Telecommunication Services	2.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/15
Oil, Gas & Consumable Fuels	18.0%
Transportation Infrastructure	14.5
Independent Power & Renewable Electricity Producers	13.5
Electric Utilities	10.3
Multi-Utilities	10.1

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2014, at the beginning of the period, and held through the initial fiscal period ended April 30, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider

Prudential Jennison Global Infrastructure Fund	5

Fees and Expenses (continued)

the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Global Infrastructure Fund		Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,030.10	1.50%	$7.55
	Hypothetical	$1,000.00	$1,017.36	1.50%	$7.50

Class C	Actual	$1,000.00	$1,025.40	2.25%	$11.30
	Hypothetical	$1,000.00	$1,013.64	2.25%	$11.23

Class Z	Actual	$1,000.00	$1,031.00	1.25%	$6.29
	Hypothetical	$1,000.00	$1,018.60	1.25%	$6.26

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2015, and divided by the 365 days in the Fund's fiscal year ending October 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

The Fund’s annualized expense ratios for the six-month period ended April 30, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.70%	1.50%
C	2.40	2.25
Z	1.40	1.25

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Global Infrastructure Fund	7

Portfolio of Investments

as of April 30, 2015 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 96.8%

COMMON STOCKS

Australia 5.4%
APA Group	125,367	$948,152
APA Group, 144A	35,256	266,642
Spotless Group Holdings Ltd.*	640,573	1,151,068
Spotless Group Holdings Ltd., 144A*	89,870	161,491
Transurban Group	177,640	1,388,809
Transurban Group, 144A	9,961	77,876

		3,994,038

Canada 2.9%
Canadian Pacific Railway Ltd.	7,356	1,402,487
Enbridge, Inc.	14,402	753,657

		2,156,144

China 6.8%
Beijing Enterprises Water Group Ltd.*	1,185,768	1,022,655
CGN Power Co. Ltd. (Class H Stock)*	1,381,096	772,818
China Longyuan Power Group Corp. Ltd. (Class H Stock)	906,791	1,123,780
China Merchants Holdings International Co. Ltd.	242,043	1,098,069
Huadian Fuxin Energy Corp. Ltd. (Class H Stock)	1,827,893	983,158

		5,000,480

France 6.8%
Eiffage SA	16,954	1,033,896
Groupe Eurotunnel SE	188,397	3,020,489
Veolia Environnement SA	44,902	950,128

		5,004,513

Hong Kong 1.5%
HKBN Ltd.*	696,091	899,915
HKBN Ltd., 144A*	145,329	187,883

		1,087,798

Italy 6.4%
Atlantia SpA	96,387	2,710,885
Enel SpA	280,452	1,329,328
Telecom Italia SpA*	600,614	708,886

		4,749,099

See Notes to Financial Statements.

Prudential Jennison Global Infrastructure Fund	9

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Malaysia 0.6%
Malaysia Airports Holdings Bhd	262,424	$474,590

Mexico 4.8%
Grupo Aeroportuario Del Pacifico SAB de CV (Class B Stock)	157,564	1,119,750
Infraestructura Energetica Nova SAB de CV	244,601	1,427,557
Promotora y Operadora de Infraestructura SAB de CV*	89,490	1,026,609

		3,573,916

New Zealand 1.1%
Meridian Energy Ltd.	503,606	772,596

Spain 7.7%
Abengoa Yield PLC	40,596	1,376,610
Endesa SA	18,098	358,582
Endesa SA, 144A	20,805	412,216
Ferrovial SA	110,572	2,507,547
Saeta Yield SA, 144A*	89,235	1,002,978

		5,657,933

Switzerland 1.1%
Flughafen Zuerich AG	1,012	788,132

United Kingdom 2.6%
Liberty Global PLC (Class C Stock)*	21,660	1,092,747
National Grid PLC, ADR	12,325	831,075

		1,923,822

United States 49.1%
American Tower Corp., REIT	13,748	1,299,598
American Water Works Co., Inc.	17,093	931,910
Cheniere Energy Partners LP Holdings LLC	41,245	1,043,498
Cheniere Energy, Inc.*	8,581	656,361
Columbia Pipeline Partners LP, MLP*	45,958	1,243,164
Crown Castle International Corp., REIT	15,201	1,269,740
CyrusOne, Inc., REIT	29,649	963,000
Dominion Midstream Partners LP, MLP	18,999	776,109
Dominion Resources, Inc.	16,935	1,213,901
Dynegy, Inc.*	44,983	1,496,584
Edison International	25,203	1,535,871
Energy Transfer Equity LP, MLP	20,936	1,395,594

See Notes to Financial Statements.

10

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

United States (cont’d.)
EQT Midstream Partners LP, MLP	7,471	$658,942
Exelon Corp.	33,052	1,124,429
Genesee & Wyoming, Inc. (Class A Stock)*	9,142	849,749
Kinder Morgan, Inc.	27,440	1,178,548
MPLX LP, MLP	14,440	1,122,710
NextEra Energy, Inc.	14,348	1,448,144
NiSource, Inc.	32,417	1,407,546
NRG Energy, Inc.	25,489	643,342
NRG Yield, Inc. (Class A Stock)	27,923	1,373,812
PG&E Corp.	28,787	1,523,408
Phillips 66 Partners LP, MLP	15,292	1,159,898
SBA Communications Corp. (Class A Stock)*	14,315	1,657,963
SemGroup Corp. (Class A Stock)	12,947	1,090,008
Sempra Energy	14,624	1,552,630
Shell Midstream Partners LP, MLP	31,674	1,272,978
Terraform Power, Inc. (Class A Stock)*	42,348	1,674,016
Time Warner Cable, Inc.	5,656	879,621
Union Pacific Corp.	8,403	892,651
Williams Cos., Inc. (The)	18,282	935,856

		36,271,581

TOTAL LONG-TERM INVESTMENTS (cost $64,474,761)		71,454,642

SHORT-TERM INVESTMENT 2.9%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $2,186,600) (Note 3)(a)	2,186,600	2,186,600

TOTAL INVESTMENTS 99.7% (cost $66,661,361; Note 5)		73,641,242
Other assets in excess of liabilities 0.3%		201,265

NET ASSETS 100.0%		$73,842,507

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

See Notes to Financial Statements.

Prudential Jennison Global Infrastructure Fund	11

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

MLP—Master Limited Partnership

REIT—Real Estate Investment Trust

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$3,994,038	$—
Canada	2,156,144	—	—
China	—	5,000,480	—
France	—	5,004,513	—
Hong Kong	899,915	187,883	—
Italy	—	4,749,099	—
Malaysia	—	474,590	—
Mexico	3,573,916	—	—
New Zealand	772,596	—	—
Spain	1,376,610	4,281,323	—
Switzerland	—	788,132	—
United Kingdom	1,923,822	—	—
United States	36,271,581	—	—
Affiliated Money Market Mutual Fund	2,186,600	—	—

Total	$49,161,184	$24,480,058	$—

See Notes to Financial Statements.

12

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Balance as of 10/31/14	$1,024,974
Accrued discount/premium	—
Realized gain (loss)	1,198,842
Change in unrealized appreciation (depreciation)	(140,895)
Purchases	—
Sales	(2,082,921)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 04/30/15	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$1,284,116	L1 to L2	Official Close to Model Price

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2015 was as follows:

Oil, Gas & Consumable Fuels	18.0%
Transportation Infrastructure	14.5
Independent Power & Renewable Electricity Producers	13.5
Electric Utilities	10.3
Multi-Utilities	10.1
Construction & Engineering	6.2
Real Estate Investment Trusts (REITs)	4.7
Road & Rail	4.2
Gas Utilities	3.6
Affiliated Money Market Mutual Fund	2.9%
Media	2.7
Water Utilities	2.7
Diversified Telecommunication Services	2.4
Wireless Telecommunication Services	2.2
Commercial Services & Supplies	1.7

99.7
Other assets in excess of liabilities	0.3

100.0%

See Notes to Financial Statements.

Prudential Jennison Global Infrastructure Fund	13

Statement of Assets & Liabilities

as of April 30, 2015 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $64,474,761)	$71,454,642
Affiliated investments (cost $2,186,600)	2,186,600
Receivable for investments sold	738,953
Receivable for Series shares sold	170,045
Dividends receivable	49,541
Tax reclaim receivable	17,800
Prepaid expenses	224

Total assets	74,617,805

Liabilities
Payable for investments purchased	583,616
Payable for Series shares reacquired	86,946
Management fee payable	48,495
Accrued expenses and other liabilities	43,352
Distribution fee payable	10,537
Affiliated transfer agent fee payable	2,352

Total liabilities	775,298

Net Assets	$73,842,507

Net assets were comprised of:
Common stock, at par	$56,918
Paid-in capital in excess of par	67,410,961

67,467,879
Distributions in excess of net investment income	(92,709)
Accumulated net realized loss on investment and foreign currency transactions	(508,750)
Net unrealized appreciation on investments and foreign currencies	6,976,087

Net assets, April 30, 2015	$73,842,507

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share,
($25,011,548 ÷ 1,927,502 shares of common stock issued and outstanding)	$12.98
Maximum sales charge (5.50% of offering price)	0.76

Maximum offering price to public	$13.74

Class C
Net asset value, offering price and redemption price per share,
($7,010,851 ÷ 543,287 shares of common stock issued and outstanding)	$12.90

Class Z
Net asset value, offering price and redemption price per share,
($41,820,108 ÷ 3,221,044 shares of common stock issued and outstanding)	$12.98

See Notes to Financial Statements.

Prudential Jennison Global Infrastructure Fund	15

Statement of Operations

Six Months Ended April 30, 2015 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $34,091)	$467,985
Affiliated dividend income	1,873

Total income	469,858

Expenses
Management fee	321,998
Distribution fee—Class A	31,332
Distribution fee—Class C	27,725
Custodian and accounting fees	43,000
Transfer agent’s fees and expenses (including affiliated expense of $6,400)	19,000
Registration fees	18,000
Reports to shareholders	13,000
Audit fee	12,000
Legal fees and expenses	11,000
Directors’ fees	7,000
Miscellaneous	6,996

Total expenses	511,051
Less: Management fee waiver and/or expense reimbursement	(49,497)
Distribution fee waiver—Class A	(5,222)

Net expenses	456,332

Net investment income	13,526

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized loss on:
Investment transactions	(286,250)
Foreign currency transactions	(2,818)

(289,068)

Net change in unrealized appreciation (depreciation) on:
Investments	3,084,090
Foreign currencies	(2,445)

3,081,645

Net gain on investment and foreign currency transactions	2,792,577

Net Increase In Net Assets Resulting From Operations	$2,806,103

See Notes to Financial Statements.

16

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2015	Year Ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income	$13,526	$396,330
Net realized loss on investment and foreign currency transactions	(289,068)	(308,944)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,081,645	3,688,546

Net increase in net assets resulting from operations	2,806,103	3,775,932

Dividends and Distributions (Note 1)
Dividends from net investment income:
Class A	(29,951)	(26,294)
Class C	—	(3,856)
Class Z	(88,384)	(267,600)

	(118,335)	(297,750)

Distributions from net realized gains:
Class A	—	(188)
Class C	—	(45)
Class Z	—	(5,357)

	—	(5,590)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	30,171,042	53,476,844
Net asset value of shares issued in reinvestment of dividends and distributions	114,696	296,204
Cost of shares reacquired	(10,274,391)	(11,410,715)

Net increase in net assets from Series share transactions	20,011,347	42,362,333

Total increase	22,699,115	45,834,925

Net Assets:
Beginning of period	51,143,392	5,308,467

End of period(a)	$73,842,507	$51,143,392

(a) Includes undistributed net investment income of:	$—	$12,100

See Notes to Financial Statements.

Prudential Jennison Global Infrastructure Fund	17

Notes to Financial Statements

Prudential World Fund, Inc. (the “Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”) and currently consists of six series: Prudential International Equity Fund, Prudential Jennison Global Infrastructure Fund (the “Series”), Prudential Jennison Emerging Markets Equity Fund, Prudential Jennison Global Opportunities Fund, Prudential Jennison International Opportunities Fund and Prudential Emerging Markets Debt Local Currency Fund. These financial statements relate to the Prudential Jennison Global Infrastructure Fund. The financial statements of the other series are not presented herein.

The investment objective of the Series is to achieve total return.

Note 1. Accounting Policies

The Series follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly- scheduled quarterly meeting.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

18

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Jennison Global Infrastructure Fund	19

Notes to Financial Statements

continued

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Series may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Series has valued the investment. Therefore, the Series may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Series’ Subadviser under the guidelines adopted by the Directors of the Series. However, the liquidity of the Series’ investments in Rule 144A securities could be impaired if trading does not develop or declines.

20

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

REITs: The Series invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the year is estimated to be dividend income, capital gain or return of capital and is recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Prudential Jennison Global Infrastructure Fund	21

Notes to Financial Statements

continued

Securities Lending: The Series may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Series also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends from net investment income quarterly and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

22

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of 1.00% of the average daily net assets of the Series. The effective management fee rate, net of waivers and/or expense reimbursement, was .85%.

PI has contractually agreed, through February 29, 2016, to limit net annual Series operating expenses (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, extraordinary and certain other expenses, including taxes, interest and brokerage commissions) of each class of shares to 1.25% of the Series’s average daily net assets.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, C, and Z shares of the Series. The Series compensates PIMS for distributing and servicing the Fund’s Class A and C shares, pursuant to plans of distribution (the “Distribution Plans”) regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Series.

Prudential Jennison Global Infrastructure Fund	23

Notes to Financial Statements

continued

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. For the six months ended April 30, 2015, PIMS contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Series that it has received $129,732 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2015. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended April 30, 2015, it has received $2,425 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PI, Jennison and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of- pocket expenses paid to non-affiliates, where applicable.

The Series invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended April 30, 2015, aggregated $49,886,534 and $30,867,875, respectively.

24

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2015 were as follows:

Tax Basis	$66,781,565

Appreciation	7,357,506
Depreciation	(497,829)

Net Unrealized Appreciation	$6,859,677

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2014 of approximately $99,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, C, and Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

Prudential Jennison Global Infrastructure Fund	25

Notes to Financial Statements

continued

There are 525 million authorized shares of common stock at $.01 par value per share, designated Class A, Class C, and Class Z, each of which consists of 200 million, 100 million, and 225 million authorized shares, respectively.

As of April 30, 2015, PI owned 1,014, 1,008 and 509,673 Class A, C and Z shares of the Series, respectively.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2015:
Shares sold	1,045,559	$12,805,088
Shares issued in reinvestment of dividends and distributions	2,217	26,312
Shares reacquired	(334,585)	(4,113,060)

Net increase (decrease) in shares outstanding before conversion	713,191	8,718,340
Shares reacquired upon conversion into Class Z	(15,563)	(184,249)

Net increase (decrease) in shares outstanding	697,628	$8,534,091

Year ended October 31, 2014:
Shares sold	1,489,657	$18,591,711
Shares issued in reinvestment of dividends and distributions	1,572	19,650
Shares reacquired	(263,419)	(3,183,158)

Net increase (decrease) in shares outstanding	1,227,810	$15,428,203

Class C
Six months ended April 30, 2015:
Shares sold	302,338	$3,702,425
Shares reacquired	(63,948)	(778,870)

Net increase (decrease) in shares outstanding	238,390	$2,923,555

Year ended October 31, 2014:
Shares sold	312,101	$3,876,606
Shares issued in reinvestment of dividends and distributions	290	3,597
Shares reacquired	(11,304)	(137,633)

Net increase (decrease) in shares outstanding	301,087	$3,742,570

26

Class Z	Shares	Amount
Six months ended April 30, 2015:
Shares sold	1,116,001	$13,663,529
Shares issued in reinvestment of dividends and distributions	7,452	88,384
Shares reacquired	(436,566)	(5,382,461)

Net increase (decrease) in shares outstanding before conversion	686,887	8,369,452
Shares issued upon conversion from Class A	15,554	184,249

Net increase (decrease) in shares outstanding	702,441	$8,553,701

Year ended October 31, 2014:
Shares sold	2,642,919	$31,008,527
Shares issued in reinvestment of dividends and distributions	22,904	272,957
Shares reacquired	(650,889)	(8,089,924)

Net increase (decrease) in shares outstanding	2,014,934	$23,191,560

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Prior to October 9, 2014, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Series did not utilize the SCA during the six months ended April 30, 2015.

Note 8. New Accounting Pronouncement

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

Prudential Jennison Global Infrastructure Fund	27

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30, 2015		Year Ended October 31, 2014	September 25, 2013(b) through October 31, 2013
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$12.62		$10.42	$10.00
Income (loss) from investment operations:
Net investment income (loss)	-	(g)	.09	-	(g)
Net realized and unrealized gain on investments	.38		2.26	.42
Total from investment operations	.38		2.35	.42
Less Dividends and Distributions:
Dividends from net investment income	(.02)		(.14)	-
Distributions from net realized gains on investments	-		(.01)	-
Total dividends and distributions	(.02)		(.15)	-
Net asset value, end of period	$12.98		$12.62	$10.42
Total Return(a)	3.01%		22.67%	4.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25,012		$15,521	$21
Average net assets (000)	$21,061		$4,906	$17
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	1.50%	(e)	1.50%	1.50%	(e)
Expense before waivers and/or expense reimbursement	1.70%	(e)	1.95%	25.87%	(e)
Net investment income (loss)	(.05)%	(e)	.73%	.28%	(e)
Portfolio turnover rate	49%	(f)	49%	10%	(f)

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based on average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolios in which the Series invests.

(e) Annualized.

(f) Not annualized.

(g) Less than $.005

See Notes to Financial Statements.

28

Class C Shares
	Six Months Ended April 30, 2015		Year Ended October 31, 2014	September 25, 2013(b) through October 31, 2013
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$12.58		$10.41	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.05)		.01	.01
Net realized and unrealized gain on investments	.37		2.25	.40
Total from investment operations	.32		2.26	.41
Less Dividends and Distributions:
Dividends from net investment income	-		(.08)	-
Distributions from net realized gains on investments	-		(.01)	-
Total dividends and distributions	-		(.09)	-
Net asset value, end of period	$12.90		$12.58	$10.41
Total Return(a)	2.54%		21.76%	4.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,011		$3,835	$40
Average net assets (000)	$5,591		$1,104	$17
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	2.25%	(e)	2.25%	2.25%	(e)
Expense before waivers and/or expense reimbursement	2.40%	(e)	2.70%	38.05%	(e)
Net investment income (loss)	(.81)%	(e)	.12%	.52%	(e)
Portfolio turnover rate	49%	(f)	49%	10%	(f)

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based on average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolios in which the Series invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Global Infrastructure Fund	29

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended April 30, 2015		Year Ended October 31, 2014	September 25, 2013(b) through October 31, 2013
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$12.62		$10.42	$10.00
Income (loss) from investment operations:
Net investment income	.01		.22	.01
Net realized and unrealized gain on investments	.38		2.15	.41
Total from investment operations	.39		2.37	.42
Less Dividends and Distributions:
Dividends from net investment income	(.03)		(.16)	-
Distributions from net realized gains on investments	-		(.01)	-
Total dividends and distributions	(.03)		(.17)	-
Net asset value, end of period	$12.98		$12.62	$10.42
Total Return(a)	3.10%		22.91%	4.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$41,820		$31,788	$5,247
Average net assets (000)	$38,282		$20,117	$5,113
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	1.25%	(e)	1.25%	1.25%	(e)
Expense before waivers and/or expense reimbursement	1.40%	(e)	2.08%	22.65%	(e)
Net investment income	.22%	(e)	1.79%	.56%	(e)
Portfolio turnover rate	49%	(f)	49%	10%	(f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based on average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolios in which the Series invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

30

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on November 26, 2014, shareholders of the Prudential World Fund, Inc., which is comprised of Prudential Jennison Global Opportunities Fund, Prudential Jennison International Opportunities Fund, Prudential Jennison Emerging Markets Equity Fund, Prudential International Equity Fund, Prudential Jennison Global Infrastructure Fund and Prudential Emerging Markets Debt Local Currency Fund (collectively, the “Funds”), approved the following proposal. Shareholders of all Funds voted together on the proposal:

Proposal: To elect twelve Directors:

	SHARES VOTED	% VOTED	% OF T/O
Ellen S. Alberding
FOR	40,430,355.469	98.29%	69.20%
WITHHELD	703,232.767	1.71%	1.20%

Kevin J. Bannon
FOR	40,500,752.683	98.46%	69.32%
WITHHELD	632,835.553	1.54%	1.08%

Linda W. Bynoe
FOR	40,463,969.413	98.37%	69.25%
WITHHELD	669,618.823	1.63%	1.15%

Keith F. Hartstein
FOR	40,502,519.384	98.47%	69.32%
WITHHELD	631,068.852	1.53%	1.08%

Michael S. Hyland
FOR	40,454,955.187	98.35%	69.24%
WITHHELD	678,633.049	1.65%	1.16%

Stephen P. Munn
FOR	40,350,089.935	98.10%	69.06%
WITHHELD	783,498.301	1.90%	1.34%

James E. Quinn
FOR	40,472,965.987	98.39%	69.27%
WITHHELD	660,622.249	1.61%	1.13%

Richard A. Redeker
FOR	40,445,890.390	98.33%	69.22%
WITHHELD	687,697.846	1.67%	1.18%

Stephen G. Stoneburn
FOR	40,484,781.265	98.42%	69.29%
WITHHELD	648,806.971	1.58%	1.11%

Grace C. Torres
FOR	40,481,896.899	98.42%	69.29%
WITHHELD	651,691.337	1.58%	1.11%

Prudential Jennison Global Infrastructure Fund	31

Results of Proxy Voting

(Unaudited) continued

	SHARES VOTED	% VOTED	% OF T/O
Stuart S. Parker
FOR	40,486,057.825	98.43%	69.29%
WITHHELD	647,530.411	1.57%	1.11%

Scott E. Benjamin
FOR	40,475,216.348	98.40%	69.27%
WITHHELD	658,371. 888	1.60%	1.13%

32

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Global Infrastructure Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON GLOBAL INFRASTRUCTURE FUND

SHARE CLASS	A	C	Z
NASDAQ	PGJAX	PGJCX	PGJZX
CUSIP	743969792	743969784	743969776

MF217E2    0278738-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL EMERGING MARKETS DEBT LOCAL CURRENCY FUND

SEMIANNUAL REPORT • APRIL 30, 2015

Objective

Total return, through a combination of current income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

PRUDENTIAL WORLD FUND, INC.

Prudential Emerging Markets Debt Local Currency Fund

Supplement dated March 9, 2015 to the

Currently Effective Prospectus

In an effort to further enhance the trading capabilities of the Prudential Emerging Markets Debt Local Currency Fund (the “Fund”), a series of Prudential World Fund, Inc., the Board of Directors has approved the addition of Pramerica Investment Management Limited (“PIML”), an indirect, wholly-owned subsidiary of Prudential Investment Management, Inc. (“PIM”), as a sub-subadviser to the Fund. PIM will continue to serve as the Fund’s subadviser with PIML providing investment advisory services with respect to securities in certain foreign markets.

To reflect this change, the Prospectus is revised as follows, effective on March 9, 2015:

I.	In the section of the Prospectus entitled Fund Summary – Management of the Fund, the following footnote is hereby added beneath the chart:

Pramerica Investment Management Limited (PIML), an indirect wholly-owned subsidiary of Prudential Investment Management, Inc., serves as a sub-subadviser to the Fund.

II.	In the section of the Prospectus entitled How the Fund is Managed – Investment Subadviser, the following is hereby added:

Pramerica Investment Management Limited (PIML), an indirect wholly-owned subsidiary of PIM, serves as a sub-subadviser to the Fund pursuant to a sub-subadvisory agreement with PIM. PIML is located at Grand Buildings, 1-3 Strand, Trafalgar Square, London WC2N 5HR. PIML provides investment advisory services with respect to securities in certain foreign markets. As of October 2014, PIML managed approximately $18.4 billion in assets.

LR735

June 15, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Emerging Markets Debt Local Currency Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Emerging Markets Debt Local Currency Fund

Prudential Emerging Markets Debt Local Currency Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/15
	Six Months	One Year	Since Inception
Class A	–7.07%	–7.94%	–7.81% (3/30/11)
Class C	–7.48	–8.80	–9.91 (3/30/11)
Class Q	–6.94	–7.70	–6.37 (3/30/11)
Class Z	–6.89	–7.76	–6.46 (3/30/11)
JP Morgan Government Bond Index-Emerging Markets Global Diversified Index	–8.24	–9.35	–5.41
Lipper Emerging Markets Local Currency Debt Funds Average	–7.02	–8.09	–5.17

Average Annual Total Returns (With Sales Charges) as of 3/31/15
		One Year	Since Inception
Class A		–13.81%	–3.89% (3/30/11)
Class C		–11.32	–3.28 (3/30/11)
Class Q		–9.40	–2.37 (3/30/11)
Class Z		–9.33	–2.39 (3/30/11)
JP Morgan Government Bond Index-Emerging Markets Global Diversified Index		–11.14	–2.09
Lipper Emerging Markets Local Currency Debt Funds Average		–9.70	–2.02

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Q	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1%	None	None

Benchmark Definitions

JP Morgan Government Bond Index-Emerging Markets Global Diversified Index

The JP Morgan Government Bond Index-Emerging Markets Global Diversified Index (GBI-EM Global Diversified), an unmanaged index, is a comprehensive emerging markets debt benchmark that tracks local currency bonds issued by emerging market governments.

Lipper Emerging Markets Local Currency Debt Funds Average

The Lipper Emerging Markets Local Currency Debt Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Emerging Markets Local Currency Debt Funds category for the periods noted. Funds in the Lipper Average seek either current income or total return by investing at least 65% of total assets in debt issues denominated in the currency of their market of issuance. “Emerging market” is defined by a country’s GNP per capita or other economic measures.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Distributions and Yields as of 4/30/15
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.21	6.52%
Class C	0.19	6.04
Class Q	0.23	7.13
Class Z	0.22	7.01

Prudential Emerging Markets Debt Local Currency Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 4/30/15
South Africa Government Bond, (South Africa), Sr. Unsec’d. Notes, Ser. R209, 6.250%, 03/31/2036	4.9%
Poland Government Bond, (Poland), Bonds, Ser. 0725, 3.250%, 07/25/2025	4.3
Colombian TES, (Colombia), Bonds, Ser. B, 6.000%, 04/28/2028	3.6
Turkey Government Bond, (Turkey), Bonds, 8.500%, 09/14/2022	2.8
Mexican Bonos, (Mexico), Bonds, Ser. M, 7.750%, 05/29/2031	2.8

Holdings reflect only long-term investments and are subject to change.

Credit Quality expressed as a percentage of total investments as of 4/30/15
AA	0.09%
A	27.45
BBB	55.29
BB	6.37
B	0.63
CCC	1.64
Not Rated	0.04
Cash/Cash Equivalents	8.49
Total Investments	100.00%

Source: PIM

Credit ratings reflect the highest rating assigned by Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P) or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, Moody’s ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. The Not Rated category consists of securities that have not been rated by Moody’s, S&P or Fitch. Credit ratings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2014, at the beginning of the period, and held through the six-month period ended April 30, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Emerging Markets Debt Local Currency Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Emerging Markets Debt Local Currency Fund		Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$929.30	1.30%	$6.22
	Hypothetical	$1,000.00	$1,018.35	1.30%	$6.51

Class C	Actual	$1,000.00	$925.20	2.05%	$9.79
	Hypothetical	$1,000.00	$1,014.63	2.05%	$10.24

Class Q	Actual	$1,000.00	$930.60	1.05%	$5.03
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26

Class Z	Actual	$1,000.00	$931.10	1.05%	$5.03
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2015, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended April 30, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	2.39%	1.30%
C	3.09	2.05
Q	1.95	1.05
Z	2.09	1.05

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Emerging Markets Debt Local Currency Fund	7

Portfolio of Investments

as of April 30, 2015 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
LONG-TERM INVESTMENTS 89.8%
FOREIGN BONDS

Argentina 0.9%
Argentina Boden Bonds, Sr. Unsec’d. Notes	7.000%	10/03/15		290	$284,281

Brazil 9.4%
Brazil Notas do Tesouro Nacionalie,
Notes, Ser. NTNB	6.000	08/15/50	BRL	307	266,758
Notes, Ser. NTNF	10.000	01/01/18	BRL	698	216,191
Notes, Ser. NTNF	10.000	01/01/19	BRL	380	115,649
Notes, Ser. NTNF	10.000	01/01/21	BRL	2,869	847,980
Notes, Ser. NTNF	10.000	01/01/23	BRL	1,617	466,622
Notes, Ser. NTNF	10.000	01/01/25	BRL	1,360	383,737
Sr. Notes, Ser. NTNF	10.000	01/01/17	BRL	2,345	739,673
Brazilian Government International Bond, Sr. Unsec’d. Notes	8.500	01/05/24	BRL	54	18,236
Itau Unibanco Holding SA, Sr. Unsec’d. Notes, RegS	10.500	11/23/15	BRL	300	97,181

					3,152,027

Colombia 5.7%
Colombia Government International Bond, Sr. Unsec’d. Notes	9.850	06/28/27	COP	97,000	53,387
Colombian TES,
Bonds, Ser. B	6.000	04/28/28	COP	3,188,600	1,193,619
Bonds, Ser. B	7.500	08/26/26	COP	1,078,600	468,804
Bonds, Ser. B	10.000	07/24/24	COP	348,500	178,566

					1,894,376

Dominican Republic 0.6%
Dominican Republic International Bond, Sr. Unsec’d. Notes, RegS	9.040	01/23/18		190	205,868

Hungary 4.5%
Hungary Government Bond,
Bonds, Ser. 19/A	6.500	06/24/19	HUF	78,500	331,910
Bonds, Ser. 23/A	6.000	11/24/23	HUF	165,000	726,031
Bonds, Ser. 25/B	5.500	06/24/25	HUF	40,850	175,762
Hungary Government International Bond, Sr. Unsec’d. Notes	4.125	02/19/18		80	83,500

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	9

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Hungary (cont’d.)
Magyar Export-Import Bank Zrt, Sr. Unsec’d. Notes, RegS	4.000%	01/30/20		200	$203,500

					1,520,703

Indonesia 10.5%
Berau Capital Resources Pte Ltd., Sr. Sec’d. Notes, RegS	12.500	07/08/15		145	78,880
Indonesia Treasury Bond,
Sr. Unsec’d. Notes, Ser. FR53	8.250	07/15/21	IDR	4,000,000	316,081
Sr. Unsec’d. Notes, Ser. FR56	8.375	09/15/26	IDR	1,000,000	79,846
Sr. Unsec’d. Notes, Ser. FR58	8.250	06/15/32	IDR	1,700,000	133,443
Sr. Unsec’d. Notes, Ser. FR59	7.000	05/15/27	IDR	3,800,000	273,659
Sr. Unsec’d. Notes, Ser. FR61	7.000	05/15/22	IDR	2,000,000	148,505
Sr. Unsec’d. Notes, Ser. FR63	5.625	05/15/23	IDR	3,100,000	209,855
Sr. Unsec’d. Notes, Ser. FR65	6.625	05/15/33	IDR	5,700,000	379,267
Sr. Unsec’d. Notes, Ser. FR67	8.750	02/15/44	IDR	2,700,000	223,915
Sr. Unsec’d. Notes, Ser. FR68	8.375	03/15/34	IDR	3,100,000	246,924
Sr. Unsec’d. Notes, Ser. FR70	8.375	03/15/24	IDR	9,200,000	739,903
Sr. Unsec’d. Notes, Ser. FR71	9.000	03/15/29	IDR	4,400,000	370,839
Majapahit Holding BV, Sr. Unsec’d. Notes, RegS	7.750	01/20/20		100	117,392
Majapahit Holding BV, Sr. Unsec’d. Notes, RegS	8.000	08/07/19		160	187,408

					3,505,917

Kazakhstan 0.9%
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes, MTN, RegS	9.125	07/02/18		260	293,930

Lithuania 0.9%
Lithuania Government International Bond, Sr. Unsec’d. Notes, RegS	7.375	02/11/20		250	303,500

Luxembourg 0.6%
Millicom International Cellular SA, Sr. Unsec’d. Notes, 144A	4.750	05/22/20		200	197,000

Malaysia 4.8%
Malaysia Government Bond,
Sr. Unsec’d. Notes, Ser. 0111	4.160	07/15/21	MYR	265	76,121
Sr. Unsec’d. Notes, Ser. 0114	4.181	07/15/24	MYR	600	172,380

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Malaysia (cont’d.)
Malaysia Government Bond, (cont’d.)
Sr. Unsec’d. Notes, Ser. 0115	3.955%	09/15/25	MYR	680	$192,472
Sr. Unsec’d. Notes, Ser. 0412	4.127	04/15/32	MYR	1,800	505,318
Sr. Unsec’d. Notes, Ser. 0413	3.844	04/15/33	MYR	850	228,886
Sr. Unsec’d. Notes, Ser. 0414	3.654	10/31/19	MYR	950	267,550
Sr. Unsec’d. Notes, Ser. 0612	3.492	03/31/20	MYR	530	147,738

					1,590,465

Mexico 11.7%
America Movil SAB de CV, Sr. Unsec’d. Notes	6.450	12/05/22	MXN	7,500	473,895
Cemex SAB de CV, Sr. Sec’d. Notes, RegS	9.500	06/15/18		200	222,000
Mexican Bonos,
Bonds, Ser. M	6.250	06/16/16	MXN	1,970	132,034
Bonds, Ser. M	6.500	06/09/22	MXN	1,525	103,864
Bonds, Ser. M	7.750	05/29/31	MXN	12,588	936,878
Bonds, Ser. M	8.000	12/07/23	MXN	9,000	669,101
Bonds, Ser. M-10	8.500	12/13/18	MXN	1,460	106,228
Bonds, Ser. M-20	7.500	06/03/27	MXN	3,900	282,682
Bonds, Ser. M-30	10.000	11/20/36	MXN	3,290	303,686
Petroleos Mexicanos, Gtd. Notes, 144A Sr. Unsec’d. Notes	7.650 3.500	11/24/21 07/18/18	MXN	4,120 400	275,881 412,500

					3,918,749

Nigeria 1.4%
Nigeria Government Bond,
Bonds, Ser. 5YR	15.100	04/27/17	NGN	35,370	180,849
Bonds, Ser. 7	16.000	06/29/19	NGN	25,215	134,248
Bonds, Ser. 10YR	7.000	10/23/19	NGN	42,000	162,745

					477,842

Peru 2.1%
Peruvian Government International Bond, Bonds	6.950	08/12/31	PEN	190	62,787

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	11

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Peru (cont’d.)
Sr. Unsec’d. Notes, RegS	6.950%	08/12/31	PEN	1,910	$631,173

					693,960

Philippines 0.8%
Philippine Government International Bond, Sr. Unsec’d. Notes	6.250	01/14/36	PHP	10,000	263,081

Poland 4.8%
Poland Government Bond,
Bonds, Ser. 0725	3.250	07/25/25	PLN	4,925	1,440,212
Bonds, Ser. 1023	4.000	10/25/23	PLN	540	166,252

					1,606,464

Romania 1.4%
Romania Government Bond,
Bonds, Ser.10Y	5.850	04/26/23	RON	720	216,901
Bonds, Ser.10YR	6.750	06/11/17	RON	850	237,797

					454,698

Russia 8.4%
AHML Finance Ltd., Unsec’d. Notes, 144A	7.750	02/13/18	RUB	12,250	203,769
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, RegS	9.250	04/23/19		230	255,185
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sr. Unsec’d. Notes, MTN, RegS	8.700	03/17/16	RUB	23,500	437,052
Sr. Unsec’d. Notes, RegS	8.625	02/17/17	RUB	10,400	183,691
Russian Federal Bond - OFZ, Bonds, Ser. 5081	6.200	01/31/18	RUB	10,810	186,882
Bonds, Ser. 6205	7.600	04/14/21	RUB	1,000	16,909
Bonds, Ser. 6212	7.050	01/19/28	RUB	26,823	398,413
Bonds, Ser. 6216	6.700	05/15/19	RUB	4,400	74,017
Russian Foreign Bond - Eurobond, Sr. Unsec’d. Notes, RegS	11.000	07/24/18		230	280,869
Russian Railways via RZD Capital PLC, Sr. Unsec’d. Notes, RegS	8.300	04/02/19	RUB	30,200	503,099
VimpelCom Holdings BV, Gtd. Notes, 144A	9.000	02/13/18	RUB	5,000	86,804

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Russia (cont’d.)
Vnesheconombank Via VEB Finance PLC, Sr. Unsec’d. Notes, RegS	4.224%	11/21/18		200	$180,500

					2,807,190

South Africa 7.9%
Eskom Holdings SOC Ltd., Govt. Gtd., Ser. ES23, MTN	10.000	01/25/23	ZAR	7,500	685,425
South Africa Government Bond, Bonds, Ser. R213	7.000	02/28/31	ZAR	4,710	346,710
Sr. Unsec’d. Notes, Ser. R209	6.250	03/31/36	ZAR	24,811	1,623,659

					2,655,794

South Korea 0.1%
Export-Import Bank Of Korea, Sr. Unsec’d. Notes, MTN	0.500	01/25/17	TRY	100	31,237

Thailand 3.4%
Thailand Government Bond, Sr. Unsec’d. Notes	3.580	12/17/27	THB	2,400	79,263
Sr. Unsec’d. Notes	3.625	06/16/23	THB	1,477	48,777
Sr. Unsec’d. Notes	3.775	06/25/32	THB	600	19,222
Sr. Unsec’d. Notes	3.875	06/13/19	THB	5,000	163,272
Sr. Unsec’d. Notes	4.875	06/22/29	THB	9,350	351,753
Sr. Unsec’d. Notes	5.670	03/13/28	THB	5,000	198,082
Sr. Unsec’d. Notes - Inflation Linked, RegS	1.200	07/14/21	THB	5,832	171,758
Unsec’d. Notes - Inflation Linked, RegS	1.250	03/12/28	THB	4,069	113,125

					1,145,252

Turkey 8.5%
Turkey Government Bond, Bonds	7.100	03/08/23	TRY	1,435	473,036
Bonds	8.500	07/10/19	TRY	495	179,471
Bonds	8.500	09/14/22	TRY	2,625	946,605
Bonds	8.800	11/14/18	TRY	200	73,374
Bonds	8.800	09/27/23	TRY	1,570	573,344
Bonds	9.000	07/24/24	TRY	350	130,304
Bonds	9.500	01/12/22	TRY	415	156,832
Bonds	10.500	01/15/20	TRY	520	204,685
Bonds, Series 5Y	6.300	02/14/18	TRY	350	120,809

					2,858,460

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	13

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Uruguay
Uruguay Government International Bond, Sr. Unsec’d. Notes	4.375%	12/15/28	UYU	265	$10,058

Venezuela 0.5%
Petroleos de Venezuela SA, Gtd. Notes, RegS	8.500	11/02/17		55	42,543
Venezuela Government International Bond,
Sr. Unsec’d. Notes	9.250	09/15/27		200	98,000
Sr. Unsec’d. Notes, RegS	5.750	02/26/16		40	34,000

					174,543

TOTAL LONG-TERM INVESTMENTS (cost $35,848,137)					30,045,395

SHORT-TERM INVESTMENT 9.7%

			Shares

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $3,238,603)(Note 3)(a)				3,238,603	3,238,603

TOTAL INVESTMENTS 99.5% (cost $39,086,740; Note 5)					33,283,998
Other assets in excess of liabilities(b) 0.5%					170,482

NET ASSETS 100.0%					$33,454,480

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

WIBOR—Warsaw Interbank Offered Rate

BRL—Brazilian Real

CAD—Canadian Dollar

See Notes to Financial Statements.

14

CHF—Swiss Franc

CLP—Chilean Peso

COP—Colombian Peso

EUR—Euro

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NGN—Nigerian Naira

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RON—Romanian Leu

RUB—Russian Ruble

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—United States Dollar

UYU—Uruguayan Peso

ZAR—South African Rand

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(b)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at April 30, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 06/26/2015	Bank of America	BRL	250	$77,927	$81,315	$3,388
Expiring 06/26/2015	Barclays Capital Group	BRL	893	271,000	290,550	19,550
Expiring 06/26/2015	Citigroup Global Markets	BRL	518	160,422	168,623	8,201
Expiring 07/14/2015	Barclays Capital Group	BRL	455	141,365	147,113	5,748
Expiring 07/14/2015	Toronto Dominion	BRL	182	60,850	58,857	(1,993)
Canadian Dollar,
Expiring 05/11/2015	JPMorgan Chase	CAD	191	154,000	158,670	4,670
Expiring 07/16/2015	BNP Paribas	CAD	37	30,391	30,299	(92)
Expiring 07/16/2015	Citigroup Global Markets	CAD	184	151,000	152,627	1,627

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	15

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Expiring 07/16/2015	Citigroup Global Markets	CAD	187	$152,617	$154,823	$2,206
Expiring 07/16/2015	Citigroup Global Markets	CAD	224	185,000	185,832	832
Colombian Peso,
Expiring 05/22/2015	Barclays Capital Group	COP	305,965	118,499	128,159	9,660
Expiring 05/22/2015	BNP Paribas	COP	635,154	242,703	266,046	23,343
Expiring 05/22/2015	Citigroup Global Markets	COP	431,540	162,600	180,758	18,158
Expiring 05/22/2015	Credit Suisse First Boston Corp.	COP	193,894	77,822	81,216	3,394
Expiring 05/22/2015	Goldman Sachs & Co.	COP	535,864	223,091	224,456	1,365
Expiring 05/22/2015	Goldman Sachs & Co.	COP	633,343	243,781	265,287	21,506
Euro,
Expiring 07/23/2015	Citigroup Global Markets	EUR	277	305,399	311,388	5,989
Expiring 07/28/2015	Barclays Capital Group	EUR	664	719,516	746,903	27,387
Expiring 07/28/2015	Citigroup Global Markets	EUR	179	199,771	201,236	1,465
Expiring 07/28/2015	Citigroup Global Markets	EUR	210	227,979	236,087	8,108
Expiring 07/28/2015	Citigroup Global Markets	EUR	241	269,065	270,938	1,873
Expiring 07/28/2015	JPMorgan Chase	EUR	51	56,294	57,550	1,256
Hungarian Forint,
Expiring 07/22/2015	Barclays Capital Group	HUF	42,011	153,125	155,002	1,877
Expiring 07/22/2015	Citigroup Global Markets	HUF	21,811	79,064	80,475	1,411
Expiring 07/22/2015	Deutsche Bank AG	HUF	22,116	80,512	81,599	1,087
Indian Rupee,
Expiring 05/11/2015	Credit Suisse First Boston Corp.	INR	4,884	77,615	76,702	(913)
Expiring 07/24/2015	Goldman Sachs & Co.	INR	9,905	154,930	153,195	(1,735)
Expiring 07/24/2015	UBS AG	INR	1,479	23,058	22,868	(190)
Indonesia Rupiah,
Expiring 06/19/2015	JPMorgan Chase	IDR	697,713	52,638	53,245	607
Expiring 07/10/2015	Barclays Capital Group	IDR	3,786,736	286,982	287,549	567
Malaysian Ringgit,
Expiring 05/18/2015	Barclays Capital Group	MYR	296	79,550	82,882	3,332
Expiring 05/18/2015	Barclays Capital Group	MYR	2,754	737,118	772,060	34,942
Expiring 05/18/2015	Credit Suisse First Boston Corp.	MYR	56	15,198	15,818	620
Expiring 05/18/2015	Deutsche Bank AG	MYR	419	118,478	117,446	(1,032)
Expiring 05/18/2015	UBS AG	MYR	63	16,746	17,602	856
Expiring 05/18/2015	UBS AG	MYR	301	85,327	84,342	(985)
Expiring 05/18/2015	UBS AG	MYR	2,754	743,164	772,060	28,896
Mexican Peso,
Expiring 07/22/2015	Citigroup Global Markets	MXN	1,159	74,678	75,098	420
Expiring 07/22/2015	Citigroup Global Markets	MXN	1,403	90,812	90,870	58
Expiring 07/22/2015	Citigroup Global Markets	MXN	2,339	152,861	151,573	(1,288)

See Notes to Financial Statements.

16

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Expiring 07/22/2015	Citigroup Global Markets	MXN	2,340	$152,001	$151,609	$(392)
Expiring 07/22/2015	Citigroup Global Markets	MXN	2,773	179,000	179,658	658
Expiring 07/22/2015	Citigroup Global Markets	MXN	3,516	228,000	227,785	(215)
Expiring 07/22/2015	Citigroup Global Markets	MXN	3,723	240,492	241,217	725
Expiring 07/22/2015	Citigroup Global Markets	MXN	5,627	368,230	364,570	(3,660)
Nigerian Naira,
Expiring 06/26/2015	Barclays Capital Group	NGN	9,615	47,155	47,527	372
Peruvian Nuevo Sol,
Expiring 06/11/2015	Barclays Capital Group	PEN	104	33,125	32,894	(231)
Expiring 06/11/2015	BNP Paribas	PEN	549	175,745	174,100	(1,645)
Philippine Peso,
Expiring 05/11/2015	UBS AG	PHP	5,400	121,168	121,183	15
Expiring 05/11/2015	UBS AG	PHP	5,420	122,571	121,638	(933)
Expiring 08/11/2015	JPMorgan Chase	PHP	1,812	40,847	40,430	(417)
Polish Zloty,
Expiring 07/23/2015	Citigroup Global Markets	PLN	4,239	1,136,576	1,174,276	37,700
Expiring 07/23/2015	UBS AG	PLN	909	248,777	251,915	3,138
Romanian Leu,
Expiring 07/23/2015	Deutsche Bank AG	RON	303	75,862	76,711	849
Expiring 07/23/2015	Deutsche Bank AG	RON	1,343	322,706	340,360	17,654
Russian Ruble,
Expiring 06/10/2015	Barclays Capital Group	RUB	4,659	74,485	89,074	14,589
Expiring 06/10/2015	Barclays Capital Group	RUB	6,648	122,999	127,103	4,104
Expiring 06/10/2015	Barclays Capital Group	RUB	10,120	162,751	193,478	30,727
Expiring 06/10/2015	JPMorgan Chase	RUB	3,851	73,633	73,626	(7)
South African Rand,
Expiring 07/20/2015	Citigroup Global Markets	ZAR	489	40,361	40,514	153
Expiring 07/20/2015	Citigroup Global Markets	ZAR	937	75,522	77,662	2,140
Expiring 07/20/2015	Citigroup Global Markets	ZAR	2,447	204,000	202,867	(1,133)
Expiring 07/20/2015	Deutsche Bank AG	ZAR	2,475	206,652	205,208	(1,444)
South Korean Won,
Expiring 06/11/2015	BNP Paribas	KRW	168,360	149,654	156,861	7,207
Expiring 06/11/2015	BNP Paribas	KRW	180,091	164,617	167,791	3,174
Thai Baht,
Expiring 07/22/2015	Barclays Capital Group	THB	3,462	104,265	104,766	501
Expiring 07/22/2015	Barclays Capital Group	THB	4,817	147,915	145,752	(2,163)
Turkish Lira,
Expiring 07/24/2015	Citigroup Global Markets	TRY	812	298,959	296,454	(2,505)
Expiring 07/24/2015	Hong Kong & Shanghai Bank	TRY	1,660	600,060	605,840	5,780

				$13,171,076	$13,521,988	$350,912

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	17

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 06/26/2015	Barclays Capital Group	BRL	456	$150,058	$148,291	$1,767
Expiring 06/26/2015	Barclays Capital Group	BRL	200	64,993	65,144	(151)
Expiring 06/26/2015	Barclays Capital Group	BRL	195	63,600	63,499	101
Expiring 06/26/2015	Barclays Capital Group	BRL	79	24,447	25,796	(1,349)
Expiring 06/26/2015	Credit Suisse First Boston Corp.	BRL	708	232,075	230,248	1,827
Expiring 07/14/2015	Barclays Capital Group	BRL	80	26,581	25,882	699
Expiring 07/14/2015	Citigroup Global Markets	BRL	561	197,358	181,494	15,864
Expiring 07/14/2015	Deutsche Bank AG	BRL	74	23,366	23,886	(520)
Canadian Dollar,
Expiring 05/11/2015	Citigroup Global Markets	CAD	191	157,346	158,670	(1,324)
Expiring 07/16/2015	Citigroup Global Markets	CAD	224	185,000	185,421	(421)
Expiring 07/16/2015	JPMorgan Chase	CAD	202	168,615	167,304	1,311
Chilean Peso,
Expiring 05/11/2015	Barclays Capital Group	CLP	201,820	329,824	329,592	232
Expiring 05/11/2015	UBS AG	CLP	19,943	32,812	32,569	243
Colombian Peso,
Expiring 05/22/2015	Barclays Capital Group	COP	344,745	134,077	144,403	(10,326)
Expiring 05/22/2015	Barclays Capital Group	COP	125,986	48,182	52,772	(4,590)
Expiring 05/22/2015	Citigroup Global Markets	COP	220,097	88,570	92,191	(3,621)
Expiring 05/22/2015	Citigroup Global Markets	COP	200,784	83,660	84,102	(442)
Expiring 05/22/2015	Citigroup Global Markets	COP	200,784	83,417	84,102	(685)
Expiring 05/22/2015	Citigroup Global Markets	COP	194,042	77,369	81,278	(3,909)
Expiring 05/22/2015	Citigroup Global Markets	COP	163,625	67,052	68,537	(1,485)
Expiring 05/22/2015	Citigroup Global Markets	COP	102,163	40,413	42,793	(2,380)
Expiring 05/22/2015	Credit Suisse First Boston Corp.	COP	189,836	76,365	79,516	(3,151)
Expiring 05/22/2015	Deutsche Bank AG	COP	35,410	13,859	14,832	(973)
Euro,
Expiring 07/28/2015	Citigroup Global Markets	EUR	280	304,097	314,783	(10,686)
Expiring 07/28/2015	Citigroup Global Markets	EUR	241	269,899	270,938	(1,039)
Expiring 07/28/2015	Citigroup Global Markets	EUR	150	168,587	168,634	(47)
Expiring 07/28/2015	Citigroup Global Markets	EUR	47	50,587	52,838	(2,251)
Expiring 07/28/2015	Citigroup Global Markets	EUR	33	36,912	37,099	(187)
Hungarian Forint,
Expiring 07/22/2015	Barclays Capital Group	HUF	134,615	482,619	496,676	(14,057)
Indonesia Rupiah,
Expiring 06/19/2015	Barclays Capital Group	IDR	806,754	60,228	61,566	(1,338)
Expiring 06/19/2015	UBS AG	IDR	872,363	64,499	66,572	(2,073)
Expiring 07/10/2015	Barclays Capital Group	IDR	1,154,314	87,448	87,654	(206)

See Notes to Financial Statements.

18

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Expiring 07/10/2015	Barclays Capital Group	IDR	240,873	$18,255	$18,291	$(36)
Expiring 07/10/2015	BNP Paribas	IDR	283,872	21,344	21,556	(212)
Japanese Yen,
Expiring 07/28/2015	Goldman Sachs & Co.	JPY	50,432	424,500	422,846	1,654
Expiring 07/28/2015	JPMorgan Chase	JPY	4,734	39,871	39,690	181
Malaysian Ringgit,
Expiring 05/18/2015	Barclays Capital Group	MYR	108	30,271	30,325	(54)
Expiring 05/18/2015	Barclays Capital Group	MYR	90	24,092	25,116	(1,024)
Expiring 05/18/2015	BNP Paribas	MYR	79	21,333	22,161	(828)
Expiring 05/18/2015	Citigroup Global Markets	MYR	112	30,024	31,294	(1,270)
Expiring 05/18/2015	Citigroup Global Markets	MYR	111	31,202	31,206	(4)
Mexican Peso,
Expiring 07/22/2015	Barclays Capital Group	MXN	3,890	254,369	252,068	2,301
Expiring 07/22/2015	Citigroup Global Markets	MXN	2,758	179,000	178,707	293
New Taiwanese Dollar,
Expiring 05/18/2015	JPMorgan Chase	TWD	1,737	55,441	56,733	(1,292)
Expiring 07/24/2015	Credit Suisse First Boston Corp.	TWD	11,011	355,017	359,613	(4,596)
Expiring 07/24/2015	UBS AG	TWD	1,261	41,460	41,183	277
Peruvian Nuevo Sol,
Expiring 06/11/2015	BNP Paribas	PEN	350	110,789	111,035	(246)
Expiring 06/11/2015	Citigroup Global Markets	PEN	271	86,631	85,861	770
Expiring 06/26/2015	Barclays Capital Group	PEN	288	90,999	91,056	(57)
Philippine Peso,
Expiring 05/11/2015	Citigroup Global Markets	PHP	717	16,151	16,097	54
Expiring 05/11/2015	Credit Suisse First Boston Corp.	PHP	3,431	77,000	77,001	(1)
Polish Zloty,
Expiring 07/23/2015	Barclays Capital Group	PLN	614	168,103	170,139	(2,036)
Expiring 07/23/2015	Barclays Capital Group	PLN	61	16,817	16,855	(38)
Russian Ruble,
Expiring 06/10/2015	Barclays Capital Group	RUB	6,518	123,338	124,623	(1,285)
Expiring 06/10/2015	Barclays Capital Group	RUB	2,817	53,814	53,855	(41)
Expiring 06/10/2015	Barclays Capital Group	RUB	1,802	30,114	34,461	(4,347)
Expiring 06/10/2015	Barclays Capital Group	RUB	1,738	33,506	33,234	272
Expiring 06/10/2015	Citigroup Global Markets	RUB	2,558	40,866	48,909	(8,043)
Expiring 06/10/2015	Deutsche Bank AG	RUB	25,320	393,172	484,089	(90,917)
Expiring 06/10/2015	JPMorgan Chase	RUB	4,283	79,379	81,876	(2,497)
South African Rand,
Expiring 07/20/2015	Barclays Capital Group	ZAR	3,599	295,219	298,444	(3,225)
Expiring 07/20/2015	Barclays Capital Group	ZAR	939	78,255	77,883	372

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	19

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Expiring 07/20/2015	Citigroup Global Markets	ZAR	2,222	$187,000	$184,271	$2,729
Expiring 07/20/2015	Goldman Sachs & Co.	ZAR	2,543	213,197	210,898	2,299
South Korean Won,
Expiring 06/11/2015	Barclays Capital Group	KRW	350,583	312,853	326,637	(13,784)
Swiss Franc,
Expiring 07/16/2015	JPMorgan Chase	CHF	27	28,366	28,917	(551)
Expiring 07/16/2015	UBS AG	CHF	145	150,214	155,892	(5,678)
Expiring 07/16/2015	UBS AG	CHF	145	151,000	155,834	(4,834)
Thai Baht,
Expiring 07/22/2015	Deutsche Bank AG	THB	8,024	246,015	242,790	3,225
Turkish Lira,
Expiring 07/24/2015	Citigroup Global Markets	TRY	625	229,262	228,025	1,237
Expiring 07/24/2015	Citigroup Global Markets	TRY	324	118,151	118,223	(72)
Expiring 07/24/2015	Citigroup Global Markets	TRY	92	33,633	33,607	26
Expiring 07/24/2015	Citigroup Global Markets	TRY	84	30,220	30,562	(342)

				$8,814,158	$8,990,945	$(176,787)

						$174,125

Interest rate swap agreements outstanding at April 30, 2015:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
PLN	1,000	02/26/20	1.830%	6 Month WIBOR(1)	$(3,612)	$—	$(3,612)	Barclays Capital Group
MXN	3,300	02/21/22	6.620%	28 Day Mexican Interbank Rate(1)	11,817	—	11,817	Barclays Capital Group
KRW	100,000	11/05/24	2.425%	3 Month LIBOR(1)	1,359	—	1,359	Barclays Capital Group

					$9,564	$—	$9,564

(1)	The Series pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

20

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds
Argentina	$—	$284,281	$—
Brazil	—	3,152,027	—
Colombia	—	1,894,376	—
Dominican Republic	—	205,868	—
Hungary	—	1,520,703	—
Indonesia	—	3,505,917	—
Kazakhstan	—	293,930	—
Lithuania	—	303,500	—
Luxembourg	—	197,000	—
Malaysia	—	1,590,465	—
Mexico	—	3,918,749	—
Nigeria	—	477,842	—
Peru	—	693,960	—
Philippines	—	263,081	—
Poland	—	1,606,464	—
Romania	—	454,698	—
Russia	—	2,807,190	—
South Africa	—	2,655,794	—
South Korea	—	31,237	—
Thailand	—	1,145,252	—
Turkey	—	2,858,460	—
Uruguay	—	10,058	—
Venezuela	—	174,543	—
Affiliated Money Market Mutual Fund	3,238,603	—	—

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	21

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

	Level 1	Level 2	Level 3
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$—	$174,125	$—
Interest Rate Swap Agreements
Over-the-counter swap agreements	—	9,564	—

Total	$3,238,603	$30,229,084	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2015 was as follows (Unaudited):

Foreign Government Obligations	74.5%
Foreign Agencies	11.8
Affiliated Money Market Mutual Fund	9.7
Foreign Corporations	3.5

99.5
Other assets in excess of liabilities	0.5

100.0%

Prudential Emerging Markets Debt Local Currency Fund (the “Series”) invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

22

Fair values of derivative instruments as of April 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$411,619	Unrealized depreciation on forward foreign currency contracts	$237,494
Interest rate contracts	Unrealized appreciation on swap agreements	13,176	Unrealized depreciation on swap agreements	3,612

Total		$424,795		$241,106

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging Instruments, carried at fair value	Options Purchased*	Options Written	Forward Currency Contracts**	Swaps	Total
Foreign exchange contracts	$(9,845)	$7,253	$164,587	$—	$161,995
Interest rate contracts	—	—	—	(53,591)	(53,591)

	$(9,845)	$7,253	$164,587	$(53,591)	$108,404

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
**	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging Instruments, carried at fair value	Options Purchased*	Options Written	Forward Currency Contracts**	Swaps	Total
Foreign exchange contracts	$9,844	$74,651	$49,439	$—	$133,934
Interest rate contracts	—	—	—	38,399	38,399

	$9,844	$74,651	$49,439	$38,399	$172,333

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.
**	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	23

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

For the six months ended April 30, 2015, the Series’ average volume of derivative activities are as follows:

Options Purchased (Cost)	Options Written (Notional Amount in USD (000))	Forward Currency Contracts— Purchased (Value at Settlement Date)	Forward Currency Contracts— Sold (Value at Settlement Date)	Cross Currency Contracts (Notional Amount in USD (000))	Interest Rate Swaps (Notional Amount in USD (000))
$3,282	$955	$13,603,159	$13,164,911	$182	$693

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Series invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
Bank of America	$3,388	$—	$—	$3,388
Barclays Capital Group	172,276	(63,950)	—	108,326
BNP Paribas	33,724	(3,023)	—	30,701
Citigroup Global Markets	112,697	(47,401)	—	65,296
Credit Suisse First Boston Corp.	5,841	(5,841)	—	—
Deutsche Bank AG	22,815	(22,815)	—	—
Goldman Sachs & Co.	26,824	(1,735)	—	25,089
Hong Kong & Shanghai Bank	5,780	—	—	5,780
JPMorgan Chase	8,025	(4,764)	—	3,261
Toronto Dominion	—	—	—	—
UBS AG	33,425	(14,693)	—	18,732

	$424,795

See Notes to Financial Statements.

24

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(3)	Net Amount
Bank of America	$—	$—	$—	$—
Barclays Capital Group	(63,950)	63,950	—	—
BNP Paribas	(3,023)	3,023	—	—
Citigroup Global Markets	(47,401)	47,401	—	—
Credit Suisse First Boston Corp.	(8,661)	5,841	—	(2,820)
Deutsche Bank AG	(94,886)	22,815	—	(72,071)
Goldman Sachs & Co.	(1,735)	1,735	—	—
Hong Kong & Shanghai Bank	—	—	—	—
JPMorgan Chase	(4,764)	4,764	—	—
Toronto Dominion	(1,993)	—	—	(1,993)
UBS AG	(14,693)	14,693	—	—

	$(241,106)

(1)	Included unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Series. Such amounts are applied up to 100% of the Series’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	25

Statement of Assets & Liabilities

as of April 30, 2015 (Unaudited)

Assets
Investments at value:
Unaffiliated Investments (cost $35,848,137)	$30,045,395
Affiliated Investments (cost $3,238,603)	3,238,603
Cash	77,109
Foreign currency, at value (cost $372,556)	374,004
Receivable for investments sold	1,290,669
Interest receivable	575,608
Unrealized appreciation on forward foreign currency exchange contracts	411,619
Receivable for Series shares sold	69,694
Tax reclaim receivable	18,796
Unrealized appreciation on over-the-counter swap agreements	13,176
Due from Manager	9,401
Prepaid expenses	225

Total assets	36,124,299

Liabilities
Payable for investments purchased	2,304,703
Unrealized depreciation on forward foreign currency exchange contracts	237,494
Accrued expenses and other liabilities	91,325
Payable for Series shares reacquired	23,779
Dividends payable	6,628
Unrealized depreciation on over-the-counter swap agreements	3,612
Distribution fee payable	1,543
Affiliated transfer agent fee payable	735

Total liabilities	2,669,819

Net Assets	$33,454,480

Net assets were comprised of:
Common stock, at par	$46,447
Paid-in capital in excess of par	43,086,824

43,133,271
Distributions in excess of net investment income	(588,466)
Accumulated net realized loss on investment and foreign currency transactions	(3,435,863)
Net unrealized depreciation on investments and foreign currencies	(5,654,462)

Net assets, April 30, 2015	$33,454,480

See Notes to Financial Statements.

26

Class A
Net asset value and redemption price per share ($4,172,094 ÷ 583,683 shares of common stock issued and outstanding)	$7.15
Maximum sales charge (4.50% of offering price)	0.34

Maximum offering price to public	$7.49

Class C
Net asset value, offering price and redemption price per share ($769,555 ÷ 107,015 shares of common stock issued and outstanding)	$7.19

Class Q
Net asset value, offering price and redemption price per share ($937 ÷ 130 shares of common stock issued and outstanding)	$7.21

Class Z
Net asset value, offering price and redemption price per share ($28,511,894 ÷ 3,953,887 shares of common stock issued and outstanding)	$7.21

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	27

Statement of Operations

Six Months Ended April 30, 2015 (Unaudited)

Net Investment Income
Income
Interest income (net of foreign withholding taxes of $31,529)	$1,024,326
Affiliated dividend income	496

Total income	1,024,822

Expenses
Management fee	126,297
Distribution fee—Class A	7,335
Distribution fee—Class C	3,998
Custodian and accounting fees	90,000
Audit fee	30,000
Registration fees	26,000
Shareholders’ reports	16,000
Transfer agent’s fees and expenses (including affiliated expense of $2,300)	16,000
Legal fees and expenses	11,000
Directors’ fees	7,000
Miscellaneous	7,771

Total expenses	341,401
Less: Expense reimbursement	(164,301)
Distribution fee waiver—Class A	(950)

Net expenses	176,150

Net investment income	848,672

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(1,258,090)
Options written transactions	7,253
Swap agreements transactions	(53,591)
Foreign currency transactions	6,067

(1,298,361)

Net change in unrealized appreciation (depreciation) on:
Investments (net of capital gains tax)	(2,151,600)
Options written	74,651
Swap agreements	38,399
Foreign currencies	62,928

(1,975,622)

Net loss on investment and foreign currency transactions	(3,273,983)

Net Decrease In Net Assets Resulting From Operations	$(2,425,311)

See Notes to Financial Statements.

28

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2015	Year Ended October 31, 2014
Increase (Decrease) In Net Assets
Operations
Net investment income	$848,672	$2,322,326
Net realized loss on investment and foreign currency transactions	(1,298,361)	(3,954,794)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,975,622)	497,978

Net decrease in net assets resulting from operations	(2,425,311)	(1,134,490)

Dividends from net investment income
Class A	(151,320)	(69,495)
Class C	(20,595)	(10,949)
Class Q	(30)	(11)
Class Z	(786,176)	(321,017)

	(958,121)	(401,472)

Tax Return of Capital
Class A	—	(367,986)
Class C	—	(57,974)
Class Q	—	(56)
Class Z	—	(1,699,832)

	—	(2,125,848)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	4,935,228	7,683,127
Net asset value of shares issued in reinvestment of dividends and tax return of capital	904,841	2,370,809
Cost of shares reacquired	(4,498,732)	(14,557,474)

Net increase (decrease) in net assets from Series share transactions	1,341,337	(4,503,538)

Total decrease	(2,042,095)	(8,165,348)

Net Assets:
Beginning of period	35,496,575	43,661,923

End of period	$33,454,480	$35,496,575

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	29

Notes to Financial Statements

(Unaudited)

Prudential World Fund, Inc. (the “Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”) and currently consists of six series: Prudential International Equity Fund, Prudential Jennison Global Infrastructure Fund, Prudential Jennison International Opportunities Fund, Prudential Emerging Markets Debt Local Currency Fund, Prudential Jennison Emerging Markets Equity Fund and Prudential Jennison Global Opportunities Fund. These financial statements relate to Prudential Emerging Markets Debt Local Currency Fund (the “Series”). The financial statements of the other series are not presented herein. The Series commenced investment operations on March 30, 2011. The Series is non-diversified. The investment objective of the Series is total return, through a combination of current income and capital appreciation.

Note 1. Accounting Policies

The Series follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund and the Series consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Series holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

30

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Prudential Emerging Markets Debt Local Currency Fund	31

Notes to Financial Statements

(Unaudited) continued

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Series may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Series has valued the investment. Therefore, the Series may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely

32

marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Series’ Subadviser under the guidelines adopted by the Directors of the Series. However, the liquidity of the Series’ investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government), held by the Series to meet their obligations may be affected by the economic or political developments in a specific industry,

Prudential Emerging Markets Debt Local Currency Fund	33

Notes to Financial Statements

(Unaudited) continued

region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Series enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Series’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts: A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Series purchased options and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates, with respect to securities which the Series currently owns or intends to purchase. The Series’ principal reason for writing options would be to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability.

The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series realizes a gain or loss to the extent of the

34

premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Series has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Series, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series bears the market risk of an unfavorable change in the price of the security underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded options contracts, there is minimal counterparty credit risk to the Series since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

Swap Agreements: The Series entered into interest rate swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange-traded”). The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Exchange-traded swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Series are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Series used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Series is subject to interest rate risk exposure in the normal course of pursuing its investment objectives.

Prudential Emerging Markets Debt Local Currency Fund	35

Notes to Financial Statements

(Unaudited) continued

Master Netting Arrangements: The Series is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadvisor may have negotiated and entered into on behalf of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

The Series is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Series is held in a segregated account by the Series’ custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Series is segregated by the Series’ custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Series and the applicable counterparty. Collateral requirements are determined based on the Series’ net position with each counterparty. Termination events applicable to the Series may occur upon a decline in the Series’ net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Series’ counterparties to elect early termination could impact the Series’ future derivative activity.

36

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2015, the Series has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Series declares dividends of net investment income daily and payment is made monthly. Distributions from net realized capital and currency gains, if any, are made annually.

Prudential Emerging Markets Debt Local Currency Fund	37

Notes to Financial Statements

(Unaudited) continued

Dividends and distributions are recorded on the ex-dividend date. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains are reclassified amongst distribution in excess of net investment income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is each series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Series has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .80% of the average daily net assets of the Series. For the six months ended April 30, 2015, the expense reimbursement exceeded the effective management fee rate.

PI has contractually agreed through February 29, 2016 to limit net annual Series operating expenses (excluding distribution and service (12b-1) fees, extraordinary and certain other expenses such as taxes, interest and brokerage commissions) to each class of shares to 1.05% of the Series’ average daily net assets.

38

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) who acts as the distributor of the Class A, Class C, Class Q and Class Z shares. The Series compensates PIMS for distributing and servicing the Series’ Class A and Class C, pursuant to plans of distribution (the “Class A and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Z shares of the Series.

Pursuant to the Class A and C Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. For the six months ended April 30, 2015, PIMS contractually agreed to limit such expenses to .25% of the average daily net assets of the Class A shares through March 8, 2015. Effective March 9, 2015, the Class A contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets and the .05% contractual 12b-1 fee waiver was terminated.

PIMS has advised the Series that it received $7,302 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2015. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended April 30, 2015, it received $1,739 in contingent deferred sales charges imposed upon certain redemptions by Class A shareholders.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a Series of the Prudential Investment Portfolios 2 registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Prudential Emerging Markets Debt Local Currency Fund	39

Notes to Financial Statements

(Unaudited) continued

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended April 30, 2015, were $14,696,266 and $15,180,122, respectively.

Transactions in options written during the six months ended April 30, 2015, were as follows:

	Notional Amount	Premiums Received
Options outstanding at October 31, 2014	$2,864,000	$7,253
Options written	—	—
Options expired	(2,864,000)	(7,253)

Options outstanding at April 30, 2015	$—	$—

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized depreciation as of April 30, 2015 were as follows:

Tax Basis	$41,475,259

Appreciation	201,948
Depreciation	(8,393,209)

Net Unrealized Depreciation	$(8,191,261)

The book basis may differ from tax basis due to certain tax related adjustments.

The Fund utilized approximately $129,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended October 31, 2014.

Management has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

40

Note 6. Capital

The Series offers Class A, Class C, Class Q and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q and Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock. For the six months ended April 30, 2015, no such exchanges were made.

As of April 30, 2015, Prudential Financial, Inc. through its affiliates owned 130 Class Q shares and 3,067,753 Class Z shares of the Series.

There are 425 million shares of common stock at $0.01 par value per share, designated Class A, Class C, Class Q and Class Z common stock, each of which consists of 75 million, 50 million, 50 million and 250 million authorized shares, respectively.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2015:
Shares sold	97,817	$716,160
Shares issued in reinvestment of dividends and distributions	13,532	98,999
Shares reacquired	(284,009)	(2,052,758)

Net increase (decrease) in shares outstanding before conversion	(172,660)	(1,237,599)
Shares reacquired upon conversion into Class Z	(211)	(1,496)

Net increase (decrease) in shares outstanding	(172,871)	$(1,239,095)

Year ended October 31, 2014:
Shares sold	279,301	$2,302,607
Shares issued in reinvestment of dividends and tax return of capital	36,690	299,271
Shares reacquired	(781,785)	(6,398,476)

Net increase (decrease) in shares outstanding before conversion	(465,794)	(3,796,598)
Shares reacquired upon conversion into Class Z	(30,119)	(247,386)

Net increase (decrease) in shares outstanding	(495,913)	$(4,043,984)

Prudential Emerging Markets Debt Local Currency Fund	41

Notes to Financial Statements

(Unaudited) continued

Class C
Six months ended April 30, 2015:
Shares sold	13,077	$94,466
Shares issued in reinvestment of dividends and distributions	2,698	19,822
Shares reacquired	(25,124)	(188,023)

Net increase (decrease) in shares outstanding	(9,349)	$(73,735)

Year ended October 31, 2014:
Shares sold	60,555	$508,979
Shares issued in reinvestment of dividends and tax return of capital	7,366	60,508
Shares reacquired	(118,303)	(981,084)

Net increase (decrease) in shares outstanding before conversion	(50,382)	(411,597)
Shares reacquired upon conversion into Class Z	(1,820)	(15,115)

Net increase (decrease) in shares outstanding	(52,202)	$(426,712)

Class Q
Six months ended April 30, 2015:
Shares issued in reinvestment of dividends and distributions	4.0	$30

Net increase (decrease) in shares outstanding	4.0	$30

Year ended October 31, 2014:
Shares issued in reinvestment of dividends and tax return of capital	8.2	$67

Net increase (decrease) in shares outstanding	8.2	$67

Class Z
Six months ended April 30, 2015:
Shares sold	568,274	$4,124,602
Shares issued in reinvestment of dividends and distributions	106,762	785,990
Shares reacquired	(301,091)	(2,257,951)

Net increase (decrease) in shares outstanding before conversion	373,945	2,652,641
Shares issued upon conversion from Class A	209	1,496

Net increase (decrease) in shares outstanding	374,154	$2,654,137

Year ended October 31, 2014:
Shares sold	584,734	$4,871,541
Shares issued in reinvestment of dividends and tax return of capital	244,501	2,010,963
Shares reacquired	(873,483)	(7,177,914)

Net increase (decrease) in shares outstanding before conversion	(44,248)	(295,410)
Shares issued upon conversion from Class A and Class C	31,701	262,501

Net increase (decrease) in shares outstanding	(12,547)	$(32,909)

42

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2014 through November 4, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Prior to November 5, 2014, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Series did not utilize the SCA during the six months ended April 30, 2015.

Note 8. New Accounting Pronouncement

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

Prudential Emerging Markets Debt Local Currency Fund	43

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,			March 30, 2011(a) through October 31,
	2014(b)		2014(b)	2013(b)	2012(b)	2011
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.92		$8.67	$9.61	$9.36	$10.00
Income (loss) from investment operations:
Net investment income	.19		.49	.47	.42	.32
Net realized and unrealized gain (loss) on investment transactions	(.75)		(.71)	(.76)	.35	(.62)
Total from investment operations	(.56)		(.22)	(.29)	.77	(.30)
Less Dividends and Distributions:
Dividends from net investment income	(.21)		(.07)	(.30)	(.52)	(.13)
Distributions from net realized gains			-	(.05)	-	-
Tax return of capital			(.46)	(.30)	-	(.21)
Total dividends and distributions	(.21)		(.53)	(.65)	(.52)	(.34)
Net asset value, end of period	$7.15		$7.92	$8.67	$9.61	$9.36
Total Return(c):	(7.07)%		(2.47)%	(3.23)%	8.53%	(3.14)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,172		$5,991	$10,862	$5,985	$2,620
Average net assets (000)	$5,150		$6,701	$12,797	$2,721	$1,634
Ratios to average net assets(d)(e):
Expenses after advisory fee waivers and/or expense reimbursement	1.30%	(f)	1.30%	1.30%	1.30%	1.30% (f)
Expenses before advisory fee waivers and/or expense reimbursement	2.39%	(f)	2.13%	1.78%	2.09%	2.81% (f)
Net investment income	5.26%	(f)	5.99%	5.07%	4.73%	4.85% (f)
Portfolio turnover rate	48%	(g)	110%	102%	70%	60% (g)

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the reporting period, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total return for a period less than a full year is not annualized.

(d) Does not include expenses of the underlying fund in which the Series invests.

(e) Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets and the .05% contractual 12b-1 fee waiver was terminated.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

44

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,			March 30, 2011(a) through October 31,
	2014(b)		2014(b)	2013(b)	2012(b)	2011
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.97		$8.72	$9.65	$9.41	$10.00
Income (loss) from investment operations:
Net investment income	.16		.43	.40	.37	.31
Net realized and unrealized gain (loss) on investment transactions	(.75)		(.71)	(.75)	.32	(.57)
Total from investment operations	(.59)		(.28)	(.35)	.69	(.26)
Less Dividends and Distributions:
Dividends from net investment income	(.19)		(.01)	(.23)	(.45)	(.12)
Distributions from net realized gains			-	(.05)	-	-
Tax return of capital			(.46)	(.30)	-	(.21)
Total dividends and distributions	(.19)		(.47)	(.58)	(.45)	(.33)
Net asset value, end of period	$7.19		$7.97	$8.72	$9.65	$9.41
Total Return(c):	(7.48)%		(3.21)%	(3.85)%	7.55%	(2.72)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$770		$927	$1,469	$1,025	$398
Average net assets (000)	$806		$1,207	$1,585	$786	$211
Ratios to average net assets(d):
Expenses after advisory fee waivers and/or expense reimbursement	2.05%	(e)	2.05%	2.05%	2.05%	2.05% (e)
Expenses before advisory fee waivers and/or expense reimbursement	3.09%	(e)	2.82%	2.47%	2.78%	3.52% (e)
Net investment income	4.46%	(e)	5.17%	4.26%	3.89%	4.09% (e)
Portfolio turnover rate	48%	(f)	110%	102%	70%	60% (f)

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the reporting period, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total return for a period less than a full year is not annualized.

(d) Does not include expenses of the underlying fund in which the Series invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	45

Financial Highlights

(Unaudited) continued

Class Q Shares
	Six Months Ended April 30,		Year Ended October 31,			March 30, 2011(a) through October 31,
	2014(b)		2014(b)	2013(b)	2012(b)	2011
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.98		$8.71	$9.66	$9.37	$10.00
Income (loss) from investment operations:
Net investment income	.20		.51	.58	.47	.29
Net realized and unrealized gain (loss) on investment transactions	(.74)		(.69)	(.86)	.37	(.59)
Total from investment operations	(.54)		(.18)	(.28)	.84	(.30)
Less Dividends and Distributions:
Dividends from net investment income	(.23)		(.09)	(.32)	(.55)	(.12)
Distributions from net realized gains			-	(.05)	-	-
Tax return of capital	-		(.46)	(.30)	-	(.21)
Total dividends and distributions	(.23)		(.55)	(.67)	(.55)	(.33)
Net asset value, end of period	$7.21		$7.98	$8.71	$9.66	$9.37
Total Return(c):	(6.81)%		(1.97)%	(3.06)%	9.31%	(3.14)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1		$1	$1	$1	$1
Average net assets (000)	$1		$1	$1	$1	$1
Ratios to average net assets(d):
Expenses after advisory fee waivers and/or expense reimbursement	1.05%	(e)	1.05%	1.05%	1.05%	1.05% (e)
Expenses before advisory fee waivers and/or expense reimbursement	1.95%	(e)	1.69%	1.39%	1.71%	2.67% (e)
Net investment income	5.59%	(e)	6.17%	6.22%	5.06%	4.98% (e)
Portfolio turnover rate	48%	(f)	110%	102%	70%	60% (f)

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the reporting period, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total return for a period less than a full year is not annualized.

(d) Does not include expenses of the underlying fund in which the Series invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

46

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,			March 30, 2011(a) through October 31,
	2014(b)		2014(b)	2013(b)	2012(b)	2011
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.98		$8.72	$9.66	$9.37	$10.00
Income (loss) from investment operations:
Net investment income	.20		.51	.49	.47	.29
Net realized and unrealized gain (loss) on investment transactions	(.75)		(.70)	(.76)	.36	(.59)
Total from investment operations	(.55)		(.19)	(.27)	.83	(.30)
Less Dividends and Distributions:
Dividends from net investment income	(.22)		(.09)	(.32)	(.54)	(.12)
Distributions from net realized gains			-	(.05)	-	-
Tax return of capital	-		(.46)	(.30)	-	(.21)
Total dividends and distributions	(.22)		(.55)	(.67)	(.54)	(.33)
Net asset value, end of period	$7.21		$7.98	$8.72	$9.66	$9.37
Total Return(c):	(6.89)%		(2.12)%	(2.98)%	9.21%	(3.14)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$28,512		$28,578	$31,330	$33,559	$26,532
Average net assets (000)	$25,879		$30,288	$35,341	$30,441	$25,697
Ratios to average net assets(d):
Expenses after advisory fee waivers and/or expense reimbursement	1.05%	(e)	1.05%	1.05%	1.05%	1.05% (e)
Expenses before advisory fee waivers and/or expense reimbursement	2.09%	(e)	1.82%	1.49%	1.81%	2.72% (e)
Net investment income	5.43%	(e)	6.14%	5.25%	4.96%	4.99% (e)
Portfolio turnover rate	48%	(f)	110%	102%	70%	60% (f)

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the reporting period, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total return for a period less than a full year is not annualized.

(d) Does not include expenses of the underlying fund in which the Series invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	47

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on November 26, 2014, shareholders of the Prudential World Fund, Inc., which is comprised of Prudential Jennison Global Opportunities Fund, Prudential Jennison International Opportunities Fund, Prudential Jennison Emerging Markets Equity Fund, Prudential International Equity Fund, Prudential Jennison Global Infrastructure Fund and Prudential Emerging Markets Debt Local Currency Fund (collectively, the “Funds”), approved the following proposal. Shareholders of all Funds voted together on the proposal:

Proposal: To elect twelve Directors:

	SHARES VOTED	% VOTED	% OF T/O
Ellen S. Alberding
FOR	40,430,355.469	98.29%	69.20%
WITHHELD	703,232.767	1.71%	1.20%

Kevin J. Bannon
FOR	40,500,752.683	98.46%	69.32%
WITHHELD	632,835.553	1.54%	1.08%

Linda W. Bynoe
FOR	40,463,969.413	98.37%	69.25%
WITHHELD	669,618.823	1.63%	1.15%

Keith F. Hartstein
FOR	40,502,519.384	98.47%	69.32%
WITHHELD	631,068.852	1.53%	1.08%

Michael S. Hyland
FOR	40,454,955.187	98.35%	69.24%
WITHHELD	678,633.049	1.65%	1.16%

Stephen P. Munn
FOR	40,350,089.935	98.10%	69.06%
WITHHELD	783,498.301	1.90%	1.34%

James E. Quinn
FOR	40,472,965.987	98.39%	69.27%
WITHHELD	660,622.249	1.61%	1.13%

Richard A. Redeker
FOR	40,445,890.390	98.33%	69.22%
WITHHELD	687,697.846	1.67%	1.18%

Stephen G. Stoneburn
FOR	40,484,781.265	98.42%	69.29%
WITHHELD	648,806.971	1.58%	1.11%

Grace C. Torres
FOR	40,481,896.899	98.42%	69.29%
WITHHELD	651,691.337	1.58%	1.11%

48

	SHARES VOTED	% VOTED	% OF T/O
Stuart S. Parker
FOR	40,486,057.825	98.43%	69.29%
WITHHELD	647,530.411	1.57%	1.11%

Scott E. Benjamin
FOR	40,475,216.348	98.40%	69.27%
WITHHELD	658,371.888	1.60%	1.13%

At the same special meeting, shareholders of the Prudential Emerging Markets Debt Local Currency Fund approved the following proposal:

Proposal: To permit Prudential Investments LLC (PI) to enter into or make material changes to the Fund’s subadvisory agreements with subadvisers that are wholly-owned subsidiaries of PI or a sister company of PI (wholly-owned subadvisers) without shareholder approval:

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	3,149,612.877	71.87%	69.80%
AGAINST	17,312.093	0.40%	0.38%
ABSTAIN	10,174.753	0.23%	0.23%
BROKER NON-VOTE	1,205,453.174	27.50%	26.71%

TOTAL	4,382,552.897	100.00%	97.12%

Prudential Emerging Markets Debt Local Currency Fund	49

Approval of Advisory Agreement

Approval of New Sub-Subadvisory Agreement

As required by the Investment Company Act of 1940, as amended (the 1940 Act), at an in-person meeting of the Board of Directors (the Board) held on March 3-5, 2015, the Board, including a majority of the Independent Directors, considered and approved a proposed sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Prudential Investment Management, Inc. (PIM or the Subadviser) and Pramerica Investment Management Limited (PIML or the Sub-Subadviser), under which PIM may delegate subadvisory authority to PIML such that PIML may execute trades directly on behalf of the Fund. The Board noted that counsel to the Fund had issued an opinion that the delegation of subadvisory services by PIM to PIML with respect to the Fund would not constitute an assignment of the current subadvisory agreement between Prudential Investments LLC (the Manager) and PIM with respect to the Fund or a material amendment of the agreement, so that PIM and PIML could enter into the Sub-Subadvisory Agreement with respect to the Fund with Board approval but without shareholder approval being required under the 1940 Act.

In approving the Sub-Subadvisory Agreement, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Sub-Subadviser; any relevant comparable performance information; the fees, if any, proposed to be paid by PIM to the Sub-Subadviser under the Sub-Subadvisory Agreement and the potential for economies of scale that may be shared with the Fund and its shareholders. In connection with its deliberations, the Board considered information provided by the Manager, the Subadviser and the Sub-Subadviser at or in advance of the meetings on March 3-5, 2015. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the Sub-Subadvisory Agreement with respect to the Fund.

The Directors determined that the overall arrangements between the Manager, the Subadviser and the Sub-Subadviser, which will serve as a sub-subadviser to the Fund pursuant to the terms of the Sub-Subadvisory Agreement, are in the best interests of the Fund and its shareholders in light of the services to be performed, the fees to be charged, if any, under the Sub-Subadvisory Agreement and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the Sub-Subadvisory Agreement with respect to the Fund are separately discussed below.

Prudential Emerging Markets Debt Local Currency Fund

Approval of Advisory Agreement (continued)

Nature, Quality and Extent of Services

The Board noted that it had received and considered information regarding the nature and extent of services currently provided to the Fund by PIM under the current subadvisory agreement at the meetings on June 9-11, 2014. The Board also noted that PIM proposed to formally delegate trading and limited management authority for the Fund to PIML so that PIML will be authorized to act on behalf of the Fund and conduct real-time trading in either the United States or the United Kingdom, where PIML is organized. The Board noted the Manager’s statement that the existing arrangements, which require all trades on behalf of the Fund to be routed through PIM personnel in the US, create delays that potentially disadvantage the Fund and its shareholders.

With respect to the quality of services, the Board considered, among other things, the background and experience of the PIML management team and compliance personnel. The Board met with representatives from PIM and PIML and reviewed the qualifications, backgrounds and responsibilities of the personnel who would be authorized to act on behalf of the Funds. The Board was also provided with information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to PIML. The Board noted that it received a favorable compliance report from the Fund’s Chief Compliance Officer (CCO) as to PIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment sub-subadvisory services anticipated to be provided to the Fund by PIML and that there was a reasonable basis on which to conclude that the Fund would benefit from the additional subadvisory services to be provided by PIML under the new Sub-Subadvisory Agreement. The Board noted the Manager’s statement that no member of the PIML portfolio management team would serve as a portfolio manager of the Fund.

Performance of the Fund

The Board noted that performance of other accounts managed by PIML was not a relevant factor for its consideration since PIML would not be responsible for managing Fund assets under the Sub-Subadvisory Agreement. The Board noted the Manager’s statements that PIML’s role would be limited to trading on behalf of the Fund and that PIM portfolio managers will oversee all transactions executed by PIML.

Investment Subadvisory Fee Rates

The Board noted that under the Sub-Subadvisory Agreement PIML will be paid a subadvisory fee, if any, by PIM, not the Fund or the Manager. The Board noted the

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Manager’s statement that the fees and expenses of the Fund and the fees paid by the Manager to PIM will not increase as a result of the Sub-Subadvisory Agreement.

Sub-Subadviser’s Profitability

The Board noted that any fee to be paid to PIML for sub-subadvisory services would be paid by PIM, not the Manager or the Fund. The Board further noted that PIML is affiliated with PIM and the Manager and, a result, the Board will not separately consider PIML’s profitability since PIML’s profitability will be reflected in the Manager’s profitability report.

Economies of Scale

The Board noted that any fee to be paid to PIML for sub-subadvisory services would be paid by PIM, not the Manager or the Fund. The Board noted that it would review economies of scale in connection with future annual reviews of advisory agreements.

Other Benefits to the Sub-Subadviser or its Affiliates from Serving as Sub-Subadviser

The Board considered potential “fall-out” or ancillary benefits that might be received by PIML and its affiliates as a result of their relationships with the Fund. The Board concluded that any potential benefits to be derived by PIML, which included potential access to additional research resources and benefits to its reputation, were consistent with the types of benefits generally derived by subadvisers to mutual funds.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the Sub-Subadvisory Agreement was in the best interests of the Fund and its shareholders.

Prudential Emerging Markets Debt Local Currency Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Emerging Markets Debt Local Currency Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL EMERGING MARKETS DEBT LOCAL CURRENCY FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	EMDAX	EMDCX	EMDQX	EMDZX
CUSIP	743969750	743969743	743969735	743969727

MF212E2    0278672-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON GLOBAL OPPORTUNITIES FUND

SEMIANNUAL REPORT • APRIL 30, 2015

Objective

To seek long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, Jennison Associates, Jennison, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

June 15, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Global Opportunities Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Global Opportunities Fund

Prudential Jennison Global Opportunities Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/15
	Six Months	One Year	Since Inception
Class A	8.24%	16.34%	52.40% (3/14/12)
Class C	7.90	15.53	48.80 (3/14/12)
Class Q	N/A	N/A	8.55 (12/22/14)
Class Z	8.40	16.63	53.60 (3/14/12)
MSCI ACWI World ND Index	4.97	7.46	—
Lipper Global Multi-Cap Core Funds Average	4.72	6.61	—
Lipper Global Multi-Cap Growth Funds Average	5.04	8.13	—

Average Annual Total Returns (With Sales Charges) as of 3/31/15
		One Year	Since Inception
Class A		4.18%	12.57% (3/14/12)
Class C		8.45	13.81 (3/14/12)
Class Q		N/A	N/A (12/22/14)
Class Z		10.55	14.98 (3/14/12)
MSCI ACWI World ND Index		5.42	—
Lipper Global Multi-Cap Core Funds Average		4.91	—
Lipper Global Multi-Cap Growth Funds Average		5.72	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Q	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None	None

Benchmark Definitions

MSCI ACWI ND Index

The MSCI ACWI ND Index is an unmanaged free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 46 country indexes comprising 23 developed and 23 emerging market country indexes. The developed market country indexes included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The emerging market country indexes included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. The cumulative total returns for the Index measured from the month-end closest to the inception date for Class A, Class C, and Class Z shares through 4/30/2015 are 40.71% and 5.27% for Class Q shares. The average annual total return for the Index measured from the month-end closest to the inception date for Class A, Class C, and Class Z shares through 3/31/15 is 10.68%. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Lipper Global Multi-Cap Core Funds Average

The Lipper Global Multi-Cap Core Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Global Multi-Cap Core Funds category for the periods noted. Funds in the Lipper Average are funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap core funds typically have average characteristics compared to the MSCI World Index. The cumulative total returns for the Lipper Average measured from the month-end closest to the inception date for Class A, Class C, and Class Z shares through 4/30/2015 are 37.79% and 5.08% for Class Q shares. The average annual total return for the Lipper Average measured from the month-end closest to the inception date for Class A, Class C, and Class Z shares through 3/31/15 is 10.01%. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Prudential Jennison Global Opportunities Fund	3

Your Fund’s Performance (continued)

Lipper Global Multi-Cap Growth Funds Average

The Lipper Global Multi-Cap Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Global Multi-Cap Core Funds category for the periods noted. Funds in the Lipper Average are funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap growth funds typically have above-average characteristics compared to the MSCI World Index. The cumulative total returns for the Lipper Average measured from the month-end closest to the inception date for Class A, Class C, and Class Z shares through 4/30/2015 are 39.96% and 5.01% for Class Q shares. The average annual total return for the Lipper Average measured from the month-end closest to the inception date for Class A, Class C, and Class Z shares through 3/31/15 is 10.86%. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Note: Although the Fund is classified by Lipper in its Global Multi-Cap Core Funds Performance Universe, the Global Multi-Cap Growth Funds Performance Universe was utilized for performance comparisons, because the Fund’s investment manager believes that the Global Multi-Cap Growth Funds Performance Universe provides a more appropriate basis for Fund performance comparisons.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Averages are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/15
Tencent Holdings Ltd., Internet Software & Services	5.7%
Facebook, Inc. (Class A Stock), Internet Software & Services	4.9
MasterCard, Inc. (Class A Stock), IT Services	4.7
Bristol-Myers Squibb Co., Pharmaceuticals	3.9
Inditex SA, Specialty Retail	3.3

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/15
Internet Software & Services	19.6%
Biotechnology	13.2
Pharmaceuticals	13.1
Textiles, Apparel & Luxury Goods	8.4
Internet & Catalog Retail	7.2

Industry weightings reflect long-term investments and are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2014, at the beginning of the period, and held through the six-month period ended April 30, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Jennison Global Opportunities Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Global Opportunities Fund		Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,082.40	1.60%	$8.26
	Hypothetical	$1,000.00	$1,016.86	1.60%	$8.00

Class C	Actual	$1,000.00	$1,079.00	2.35%	$12.11
	Hypothetical	$1,000.00	$1,013.14	2.35%	$11.73

Class Q	Actual**	$1,000.00	$1,084.80	1.29%	$4.75
	Hypothetical	$1,000.00	$1,018.40	1.29%	$6.46

Class Z	Actual	$1,000.00	$1,084.00	1.35%	$6.98
	Hypothetical	$1,000.00	$1,018.10	1.35%	$6.76

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2015, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using the 130 day period ended April 30, 2015 due to the Class Q inception date of December 22, 2014.

6	Visit our website at www.prudentialfunds.com

The Fund’s annualized expense ratios for the six-month period ended April 30, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.70%	1.60%
C	2.40	2.35
Q	1.29	1.29
Z	1.40	1.35

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Global Opportunities Fund	7

Portfolio of Investments

as of April 30, 2015 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 97.8%

COMMON STOCKS

Argentina 2.0%
MercadoLibre, Inc.	10,156	$1,445,504

China 14.2%
Alibaba Group Holding Ltd., ADR*	22,976	1,867,719
JD.com, Inc., ADR*	69,564	2,334,568
Tencent Holdings Ltd.	203,260	4,195,059
Vipshop Holdings Ltd., ADR*	72,254	2,044,066

		10,441,412

Denmark 1.5%
Novo Nordisk A/S (Class B Stock)	19,694	1,105,634

Germany 4.6%
Bayer AG	9,649	1,388,807
Continental AG	8,527	1,998,346

		3,387,153

Ireland 2.6%
Shire PLC	23,240	1,888,554

Italy 2.8%
Azimut Holding SpA	26,101	766,136
Luxottica Group SpA	19,462	1,281,708

		2,047,844

Japan 8.0%
FANUC Corp.	8,365	1,839,988
Fuji Heavy Industries Ltd.	45,358	1,516,772
Murata Manufacturing Co. Ltd.	8,149	1,148,309
Sysmex Corp.	25,522	1,412,177

		5,917,246

Spain 3.3%
Inditex SA	76,297	2,448,303

Taiwan 2.0%
Hermes Microvision, Inc.	21,000	1,476,674

See Notes to Financial Statements.

Prudential Jennison Global Opportunities Fund	9

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

United Kingdom 6.7%
ARM Holdings PLC	100,647	$1,710,121
Ashtead Group PLC	52,311	897,002
Burberry Group PLC	27,726	739,143
St. James’s Place PLC	115,004	1,568,726

		4,914,992

United States 50.1%
Actavis PLC*	8,324	2,354,527
Apple, Inc.	17,233	2,156,710
Biogen Idec, Inc.*	5,925	2,215,535
BioMarin Pharmaceutical, Inc.*	14,946	1,674,699
Bristol-Myers Squibb Co.	44,532	2,838,024
Celgene Corp.*	21,043	2,273,907
Facebook, Inc. (Class A Stock)*	45,282	3,566,863
Gilead Sciences, Inc.*	9,975	1,002,587
Google, Inc. (Class A Stock)*	2,357	1,293,451
Home Depot, Inc. (The)	19,019	2,034,653
Incyte Corp Ltd.*	20,558	1,997,415
LendingClub Corp.*	19,961	348,319
LinkedIn Corp. (Class A Stock)*	5,391	1,359,233
MasterCard, Inc. (Class A Stock)	38,244	3,449,991
Netflix, Inc.*	1,594	887,061
NIKE, Inc. (Class B Stock)	20,978	2,073,466
Regeneron Pharmaceuticals, Inc.*	1,100	503,206
Starbucks Corp.	22,528	1,116,938
Tesla Motors, Inc.*	5,430	1,227,451
Twitter, Inc.*	9,282	361,627
Under Armour, Inc. (Class A Stock)*	26,732	2,073,067

		36,808,730

TOTAL LONG-TERM INVESTMENTS (cost $55,662,220)		71,882,046

See Notes to Financial Statements.

10

Description	Shares	Value (Note 1)
SHORT-TERM INVESTMENT 3.0%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $2,182,338) (Note 3)(a)	2,182,338	$2,182,338

TOTAL INVESTMENTS 100.8% (cost $57,844,558; Note 5)		74,064,384
Liabilities in excess of other assets (0.8)%		(588,685)

NET ASSETS 100.0%		$73,475,699

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$1,445,504	$—	$—
China	6,246,353	4,195,059	—
Denmark	—	1,105,634	—
Germany	—	3,387,153	—
Ireland	—	1,888,554	—
Italy	—	2,047,844	—
Japan	—	5,917,246	—
Spain	—	2,448,303	—
Taiwan	—	1,476,674	—

See Notes to Financial Statements.

Prudential Jennison Global Opportunities Fund	11

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

	Level 1	Level 2	Level 3
Common Stocks (continued)
United Kingdom	$—	$4,914,992	$—
United States	36,808,730	—	—
Affiliated Money Market Mutual Fund	2,182,338	—	—

Total	$46,682,925	$27,381,459	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2015 was as follows:

Internet Software & Services	19.6%
Biotechnology	13.2
Pharmaceuticals	13.1
Textiles, Apparel & Luxury Goods	8.4
Internet & Catalog Retail	7.2
Specialty Retail	6.1
IT Services	4.7
Semiconductors & Semiconductor Equipment	4.3
Automobiles	3.8
Affiliated Money Market Mutual Fund	3.0
Technology Hardware, Storage & Peripherals	2.9
Auto Components	2.7
Machinery	2.5%
Insurance	2.2
Health Care Equipment & Supplies	1.9
Electronic Equipment & Instruments	1.5
Hotels, Restaurants & Leisure	1.5
Trading Companies & Distributors	1.2
Capital Markets	1.0

100.8
Liabilities in excess of other assets	(0.8)

100.0%

See Notes to Financial Statements.

12

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • APRIL 30, 2015

Prudential Jennison Global Opportunities Fund

Statement of Assets & Liabilities

as of April 30, 2015 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $55,662,220)	$71,882,046
Affiliated investments (cost $2,182,338)	2,182,338
Receivable for Series shares sold	998,522
Receivable for investments sold	501,477
Dividend receivable	98,170
Tax reclaim receivable	10,400
Prepaid expenses	275

Total assets	75,673,228

Liabilities
Payable for investments purchased	1,947,340
Payable for Series shares reacquired	136,349
Management fee payable	53,636
Accrued expenses and other liabilities	46,231
Distribution fee payable	12,272
Affiliated transfer agent fee payable	1,701

Total liabilities	2,197,529

Net Assets	$73,475,699

Net assets were comprised of:
Common stock, at par	$48,169
Paid-in capital in excess of par	58,097,971

58,146,140
Accumulated net investment loss	(607,552)
Accumulated net realized loss on investment and foreign currency transactions	(283,789)
Net unrealized appreciation on investments and foreign currencies	16,220,900

Net assets, April 30, 2015	$73,475,699

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share ($27,968,443 ÷ 1,835,440 shares of common stock issued and outstanding)	$15.24
Maximum sales charge (5.50% of offering price)	0.89

Maximum offering price to public	$16.13

Class C
Net asset value, offering price and redemption price per share ($8,532,667 ÷ 573,594 shares of common stock issued and outstanding)	$14.88

Class Q
Net asset value, offering price and redemption price per share ($10,852 ÷ 707 shares of common stock issued and outstanding)	$15.35

Class Z
Net asset value, offering price and redemption price per share ($36,963,737 ÷ 2,407,203 shares of common stock issued and outstanding)	$15.36

See Notes to Financial Statements.

Prudential Jennison Global Opportunities Fund	15

Statement of Operations

Six Months Ended April 30, 2015 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $11,070)	$209,130
Affiliated dividend income	779

Total income	209,909

Expenses
Management fee	282,376
Distribution fee—Class A	33,363
Distribution fee—Class C	31,850
Custodian and accounting fees	43,000
Registration fees	27,000
Transfer agent’s fees and expenses (including affiliated expense of $4,500)	26,000
Shareholders’ reports	16,000
Legal fees and expenses	14,000
Audit fee	13,000
Directors’ fees	7,000
Commitment fee on syndicated credit agreement	1,000
Insurance expenses	1,000
Miscellaneous	8,210

Total expenses	503,799
Less: Expense reimbursement	(15,303)
Distribution fee waiver—Class A	(5,561)

Net expenses	482,935

Net investment loss	(273,026)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	973,500
Foreign currency transactions	(44,509)

928,991

Net change in unrealized appreciation (depreciation) on:
Investments	4,193,976
Foreign currencies	2,044

4,196,020

Net gain on investment and foreign currency transactions	5,125,011

Net Increase In Net Assets Resulting From Operations	$4,851,985

See Notes to Financial Statements.

16

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2015	Year Ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment loss	$(273,026)	$(392,170)
Net realized gain (loss) on investment and foreign currency transactions	928,991	(356,367)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	4,196,020	4,132,098

Net increase in net assets resulting from operations	4,851,985	3,383,561

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	12,456,945	32,490,687
Cost of shares reacquired	(4,210,595)	(12,408,615)

Net increase in net assets from Series share transactions	8,246,350	20,082,072

Total increase	13,098,335	23,465,633

Net Assets:
Beginning of period	60,377,364	36,911,731

End of period	$73,475,699	$60,377,364

See Notes to Financial Statements.

Prudential Jennison Global Opportunities Fund	17

Notes to Financial Statements

(Unaudited)

Prudential World Fund, Inc. (the “Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”) and currently consists of six series: Prudential Jennison Global Opportunities Fund (the “Series”), Prudential Jennison Global Infrastructure Fund, Prudential International Equity Fund, Prudential Jennison International Opportunities Fund, Prudential Jennison Emerging Markets Equity Fund and Prudential Emerging Markets Debt Local Currency Fund. These financial statements relate to Prudential Jennison Global Opportunities Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on March 14, 2012. The investment objective of the Series is to seek long-term growth of capital.

Note 1. Accounting Policies

The Series follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund and the Series consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Series holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

18

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Jennison Global Opportunities Fund	19

Notes to Financial Statements

(Unaudited) continued

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the

20

market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: For federal income tax purposes, each Series in the Fund is treated as a separate taxpaying entity. It is each Series’ policy to continue to meet the

Prudential Jennison Global Opportunities Fund	21

Notes to Financial Statements

(Unaudited) continued

requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .90% of the Series’ average daily net assets. PI has contractually agreed through February 29, 2016 to limit net annual Series operating expenses (excluding distribution and service (12b-1) fees, extraordinary and certain other expenses such as taxes, interest and brokerage commissions) to each class of shares to 1.35% of the Series’ average daily net assets.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Q and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A and Class C shares, pursuant to plans of distribution (the “Class A and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Series.

22

Pursuant to the Class A and C Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares through February 29, 2016.

PIMS has advised the Series that they received $66,494 in front-end sales charges resulting from sales of Class A shares during the period ended April 30, 2015. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended April 30, 2015, it received $524 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended April 30, 2015 were $26,253,765 and $19,346,999, respectively.

Prudential Jennison Global Opportunities Fund	23

Notes to Financial Statements

(Unaudited) continued

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2015 were as follows:

Tax Basis	$57,967,345

Appreciation	16,524,810
Depreciation	(427,771)

Net Unrealized Appreciation	$16,097,039

The book basis may differ from tax basis due to certain tax related adjustments.

Management has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class C, Class Q and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefits plans. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of capital stock.

At April 30, 2015, Prudential owned 707 shares of Class Q and 1,725,023 shares of Class Z.

24

There are 865 million shares of common stock at $.01 par value per share, designated Class A, Class C, Class Q and Class Z common stock each of which consists of 250 million, 65 million, 250, and 300 million authorized shares, respectively.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2015:
Shares sold	509,721	$7,727,630
Shares reacquired	(166,601)	(2,412,988)

Net increase (decrease) in shares outstanding before conversion	343,120	5,314,642
Shares issued upon conversion from Class Z	2,593	40,533
Shares reacquired upon conversion into Class Z	(12,612)	(189,496)

Net increase (decrease) in shares outstanding	333,101	$5,165,679

Year ended October 31, 2014:
Shares sold	1,366,347	$19,010,157
Shares reacquired	(602,003)	(8,185,086)

Net increase (decrease) in shares outstanding before conversion	764,344	10,825,071
Shares issued upon conversion from Class Z	(37,512)	(510,417)

Net increase (decrease) in shares outstanding	726,832	$10,314,654

Class C
Six months ended April 30, 2015:
Shares sold	194,831	$2,876,942
Shares reacquired	(31,611)	(452,126)

Net increase (decrease) in shares outstanding before conversion	163,220	2,424,816
Shares reacquired upon conversion into Class Z	(4,609)	(62,682)

Net increase (decrease) in shares outstanding	158,611	$2,362,134

Year ended October 31, 2014:
Shares sold	329,291	$4,481,893
Shares reacquired	(40,122)	(536,545)

Net increase (decrease) in shares outstanding before conversion	289,169	3,945,348
Shares reacquired upon conversion into Class Z	(4,058)	(53,560)

Net increase (decrease) in shares outstanding	285,111	$3,891,788

Class Q
Six months ended April 30, 2015*:
Shares sold	707	$10,000

Net increase (decrease) in shares outstanding	707	$10,000

Prudential Jennison Global Opportunities Fund	25

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended April 30, 2015:
Shares sold	121,705	$1,842,373
Shares reacquired	(93,735)	(1,345,481)

Net increase (decrease) in shares outstanding before conversion	27,970	496,892
Shares issued upon conversion from Class A and C	17,006	252,178
Shares reacquired upon conversion into Class A	(2,574)	(40,533)

Net increase (decrease) in shares outstanding	42,402	$708,537

Year ended October 31, 2014:
Shares sold	655,167	$8,998,637
Shares reacquired	(273,142)	(3,686,984)

Net increase (decrease) in shares outstanding before conversion	382,025	5,311,653
Shares reacquired upon conversion into Class A	41,268	563,977

Net increase (decrease) in shares outstanding	423,293	$5,875,630

*	Commencement of offering was December 22, 2014.

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Prior to October 9, 2014, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Series did not utilize the SCA during the six months ended April 30, 2015.

26

Note 8. New Accounting Pronouncement

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

Prudential Jennison Global Opportunities Fund	27

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,		March 14, 2012(a) through October 31,
	2015(b)		2014(b)	2013(b)	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.08		$12.94	$9.86	$10.00
Income (loss) from investment operations:
Net investment loss	(.07)		(.11)	(.06)	(.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.23		1.25	3.14	(.12)
Total from investment operations	1.16		1.14	3.08	(.14)
Net asset value, end of period	$15.24		$14.08	$12.94	$9.86
Total Return(c):	8.24%		8.81%	31.24%	(1.40)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27,968		$21,150	$10,035	$3,898
Average net assets (000)	$22,427		$19,352	$4,982	$2,967
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.60%	(e)	1.60%	1.60%	1.60%	(e)
Expenses before waivers and/or expense reimbursement	1.70%	(e)	1.71%	2.19%	3.10%	(e)
Net investment loss	(.92)%	(e)	(.78)%	(.54)%	(.30)%	(e)
Portfolio turnover rate	31%	(f)	68%	70%	48%	(f)

(a) Commencement of Series.

(b) Calculated based on average shares outstanding during the year.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying fund in which the Series invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

28

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,		March 14, 2012(a) through October 31,
	2015(b)		2014(b)	2013(b)	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.79		$12.77	$9.81	$10.00
Income (loss) from investment operations:
Net investment loss	(.12)		(.21)	(.14)	(.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.21		1.23	3.10	(.13)
Total from investment operations	1.09		1.02	2.96	(.19)
Net asset value, end of period	$14.88		$13.79	$12.77	$9.81
Total Return(c):	7.90%		7.99%	30.17%	(1.90)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,533		$5,723	$1,659	$593
Average net assets (000)	$6,423		$4,361	$950	$300
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.35%	(e)	2.35%	2.35%	2.35%	(e)
Expenses before waivers and/or expense reimbursement	2.40%	(e)	2.41%	2.89%	3.85%	(e)
Net investment loss	(1.65)%	(e)	(1.54)%	(1.26)%	(.97)%	(e)
Portfolio turnover rate	31%	(f)	68%	70%	48%	(f)

(a) Commencement of Series.

(b) Calculated based on average shares outstanding during the year.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying fund in which the Series invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Global Opportunities Fund	29

Financial Highlights

(Unaudited) continued

Class Q Shares
	December 22, 2014(a) through April 30, 2015
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$14.15
Income from investment operations:
Net investment loss	(.03)
Net realized and unrealized gain on investment and foreign currency transactions	1.23
Total from investment operations	1.20
Net asset value, end of period	$15.35
Total Return(c):	8.48%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.29%	(e)
Expenses before waivers and/or expense reimbursement	1.29%	(e)
Net investment income	(.54)%	(e)
Portfolio turnover rate	31%	(f)

(a) Commencement of Series.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Series invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

30

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,		March 14, 2012(a) through October 31,
	2015(b)		2014(b)	2013(b)	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.17		$12.99	$9.87	$10.00
Income (loss) from investment operations:
Net investment loss	(.05)		(.08)	(.03)	-	(e)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.24		1.26	3.15	(.13)
Total from investment operations	1.19		1.18	3.12	(.13)
Net asset value, end of period	$15.36		$14.17	$12.99	$9.87
Total Return(c):	8.40%		9.08%	31.61%	(1.30)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$36,964		$33,504	$25,219	$15,002
Average net assets (000)	$34,413		$30,965	$18,340	$14,655
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.35%	(f)	1.35%	1.35%	1.35%	(f)
Expenses before waivers and/or expense reimbursement	1.40%	(f)	1.42%	1.89%	2.72%	(f)
Net investment loss	(.69)%	(f)	(.56)%	(.25)%	(.03)%	(f)
Portfolio turnover rate	31%	(g)	68%	70%	48%	(g)

(a) Commencement of Series.

(b) Calculated based on average shares outstanding during the year.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying fund in which the Series invests.

(e) Less than $.005 per share.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Global Opportunities Fund	31

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on November 26, 2014, shareholders of the Prudential World Fund, Inc., which is comprised of Prudential Jennison Global Opportunities Fund, Prudential Jennison International Opportunities Fund, Prudential Jennison Emerging Markets Equity Fund, Prudential International Equity Fund, Prudential Jennison Global Infrastructure Fund and Prudential Emerging Markets Debt Local Currency Fund (collectively, the “Funds”), approved the following proposal. Shareholders of all Funds voted together on the proposal:

Proposal: To elect twelve Directors:

	SHARES VOTED	% VOTED	% OF T/O
Ellen S. Alberding
FOR	40,430,355.469	98.29%	69.20%
WITHHELD	703,232.767	1.71%	1.20%

Kevin J. Bannon
FOR	40,500,752.683	98.46%	69.32%
WITHHELD	632,835.553	1.54%	1.08%

Linda W. Bynoe
FOR	40,463,969.413	98.37%	69.25%
WITHHELD	669,618.823	1.63%	1.15%

Keith F. Hartstein
FOR	40,502,519.384	98.47%	69.32%
WITHHELD	631,068.852	1.53%	1.08%

Michael S. Hyland
FOR	40,454,955.187	98.35%	69.24%
WITHHELD	678,633.049	1.65%	1.16%

Stephen P. Munn
FOR	40,350,089.935	98.10%	69.06%
WITHHELD	783,498.301	1.90%	1.34%

James E. Quinn
FOR	40,472,965.987	98.39%	69.27%
WITHHELD	660,622.249	1.61%	1.13%

Richard A. Redeker
FOR	40,445,890.390	98.33%	69.22%
WITHHELD	687,697.846	1.67%	1.18%

Stephen G. Stoneburn
FOR	40,484,781.265	98.42%	69.29%
WITHHELD	648,806.971	1.58%	1.11%

Grace C. Torres
FOR	40,481,896.899	98.42%	69.29%
WITHHELD	651,691.337	1.58%	1.11%

32

	SHARES VOTED	% VOTED	% OF T/O
Stuart S. Parker
FOR	40,486,057.825	98.43%	69.29%
WITHHELD	647,530.411	1.57%	1.11%

Scott E. Benjamin
FOR	40,475,216.348	98.40%	69.27%
WITHHELD	658,371.888	1.60%	1.13%

The special meeting of shareholders of the Fund held on November 26, 2014, was adjourned to December 3, 2014, and further adjourned to December 10, 2014, and January 9, 2015 to permit further solicitation of proxies on the proposal noted below.

An abstention or a broker non-vote is considered present for purposes of determining a quorum but has the effect of a vote against such matters. At the special meeting of shareholders held on January 9, 2015, insufficient votes were obtained to approve the following proposal:

Proposal: To permit Prudential Investments LLC (PI) to enter into or make material changes to the Fund’s subadvisory agreements with subadvisers that are wholly-owned subsidiaries of PI or a sister company of PI (wholly-owned subadvisers) without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	2,166,842.345	56.265%	49.425%
AGAINST	12,279.608	0.319%	0.280%
ABSTAIN	18,649.840	0.485%	0.425%
BROKER NON-VOTE	1,653,370.121	42.931%	37.712%

TOTAL	3,851,141.914	100.00%	87.842%

Prudential Jennison Global Opportunities Fund	33

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe •
Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Global Opportunities Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON GLOBAL OPPORTUNITIES FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	PRJAX	PRJCX	PRJQX	PRJZX
CUSIP	743969719	743969693	743969594	743969685

MF214E2    0278724-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON INTERNATIONAL OPPORTUNITIES FUND

SEMIANNUAL REPORT • APRIL 30, 2015

Objective

To seek long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, Jennison Associates, Jennison, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

June 15, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison International Opportunities Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison International Opportunities Fund

Prudential Jennison International Opportunities Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/15
	Six Months	One Year	Since Inception
Class A	6.20%	6.77%	44.34% (6/5/12)
Class C	5.93	6.01	41.38 (6/5/12)
Class Z	6.40	7.05	45.43 (6/5/12)
MSCI All Country World Index ex-US	5.56	2.63	45.06
Lipper International Multi-Cap Core Funds Average*	5.93	2.36	50.22
Lipper International Multi-Cap Growth Funds Average*	6.30	3.49	46.22

Average Annual Total Returns (With Sales Charges) as of 3/31/15
		One Year	Since Inception
Class A		–3.67%	11.04% (6/5/12)
Class C		0.13	12.44 (6/5/12)
Class Z		2.15	13.56 (6/5/12)
MSCI All Country World Index ex-US		–1.01	12.06
Lipper International Multi-Cap Core Funds Average*		–0.58	13.83
Lipper International Multi-Cap Growth Funds Average*		–0.17	12.82

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

*Note: Although Lipper classifies the Fund in its International Multi-Cap Core Funds category, the Fund utilizes the Lipper International Multi-Cap Growth Funds category because the Fund’s investment manager believes that the Lipper International Multi-Cap Growth Funds category provides a more appropriate basis for Fund performance comparisons.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None

Benchmark Definitions

MSCI All Country World ex-US Index

The Morgan Stanley Capital International All Country World ex-US Index (MSCI ACWI ex-US Index) is an unmanaged free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the US. The MSCI ACWI ex US Index consists of 45 country indexes comprising 22 developed and 23 emerging market country indexes. The developed market country indexes included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The emerging market country indexes included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

Lipper International Multi-Cap Core Funds Average

The Lipper International Multi-Cap Core Funds Average (Lipper Average) is based on the average return of all funds in the Lipper International Multi-Cap Core Funds category for the periods noted. Funds in the Lipper Average, by portfolio practice, invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. International multi-cap core funds typically have average characteristics compared to the MSCI EAFE Index.

Lipper International Multi-Cap Growth Funds Average

The Lipper International Multi-Cap Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper International Multi-Cap Core Funds category for the periods noted. Funds in the Lipper Average, by portfolio practice, invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. International multi-cap growth funds typically have above-average characteristics compared to the MSCI EAFE Index.

Prudential Jennison International Opportunities Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Averages are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/15
Tencent Holdings Ltd., Internet Software & Services	5.6%
Dassault Systemes SA, Software	4.2
Inditex SA, Specialty Retail	3.5
Vipshop Holdings Ltd., ADS, Internet & Catalog Retail	3.3
Shire PLC, Pharmaceuticals	3.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/15
Pharmaceuticals	22.9%
Internet Software & Services	11.9
Machinery	6.4
Internet & Catalog Retail	6.3
Household Products	5.0

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2014, at the beginning of the period, and held through the six-month period ended April 30, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Jennison International Opportunities Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison International Opportunities Fund		Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,062.00	1.60%	$8.18
	Hypothetical	$1,000.00	$1,016.86	1.60%	$8.00

Class C	Actual	$1,000.00	$1,059.30	2.35%	$12.00
	Hypothetical	$1,000.00	$1,013.14	2.35%	$11.73

Class Z	Actual	$1,000.00	$1,064.00	1.35%	$6.91
	Hypothetical	$1,000.00	$1,018.10	1.35%	$6.76

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2015, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended April 30, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.77%	1.60%
C	2.47	2.35
Z	1.47	1.35

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison International Opportunities Fund	7

Portfolio of Investments

as of April 30, 2015 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.5%

COMMON STOCKS 99.5%

Argentina 1.8%
MercadoLibre, Inc.	6,542	$931,123

China 14.4%
Alibaba Group Holding Ltd., ADR*	16,389	1,332,262
JD.com, Inc., ADR*	47,860	1,606,182
Tencent Holdings Ltd.	145,776	3,008,653
Vipshop Holdings Ltd., ADS*	61,918	1,751,660

		7,698,757

Denmark 1.8%
Novo Nordisk A/S (Class B Stock)	16,937	950,855

France 5.0%
Dassault Systemes SA	29,185	2,248,893
Kering	2,362	436,821

		2,685,714

Germany 8.9%
Bayer AG	10,952	1,576,352
Continental AG	6,955	1,629,940
KUKA AG	10,576	751,334
Wirecard AG	18,422	809,079

		4,766,705

Indonesia 0.5%
PT Tower Bersama Infrastructure Tbk	332,884	217,642
PT Tower Bersama Infrastructure Tbk, 144A(a)	72,770	47,578

		265,220

Ireland 3.2%
Shire PLC	21,127	1,716,845

Italy 6.0%
Anima Holding SpA*	53,995	480,750
Anima Holding SpA, 144A*(a)	8,700	77,461
Azimut Holding SpA	18,903	554,855
Brembo SpA	15,968	638,763
Luxottica Group SpA	22,138	1,457,941

		3,209,770

See Notes to Financial Statements.

Prudential Jennison International Opportunities Fund	9

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Japan 19.0%
FANUC Corp.	6,371	$1,401,382
Fuji Heavy Industries Ltd.	37,925	1,268,213
Minebea Co. Ltd.	82,180	1,260,077
Murata Manufacturing Co. Ltd.	11,520	1,623,329
Ono Pharmaceutical Co. Ltd.	7,921	858,472
Pigeon Corp.	53,565	1,418,534
Sysmex Corp.	18,812	1,040,901
Unicharm Corp.	50,155	1,262,410

		10,133,318

Mexico 0.9%
Alsea SAB de CV*	141,758	425,958
Alsea SAB de CV, 144A*(a)	23,432	70,409

		496,367

Philippines 1.8%
Universal Robina Corp.	195,771	954,696

South Africa 3.5%
Aspen Pharmacare Holdings Ltd.	36,283	1,103,350
Aspen Pharmacare Holdings Ltd., 144A(a)	1,095	33,298
Mr. Price Group Ltd.	33,803	721,698

		1,858,346

South Korea 1.2%
Amorepacific Corp.	181	655,787

Spain 3.5%
Inditex SA	57,736	1,852,697

Sweden 2.9%
Assa Abloy AB (Class B Stock)	15,048	872,992
Hexagon AB (Class B Stock)	17,626	652,871

		1,525,863

Switzerland 2.8%
Novartis AG	14,702	1,500,665

Thailand 0.7%
Minor International PCL	346,659	347,027

See Notes to Financial Statements.

10

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

United Kingdom 16.0%
Aldermore Group PLC*	39,099	$141,039
Aldermore Group PLC, 144A*(a)	32,490	117,199
ARM Holdings PLC	80,143	1,361,732
Ashtead Group PLC	63,198	1,083,686
AstraZeneca PLC	13,883	952,737
BTG PLC*	49,802	549,516
Burberry Group PLC	20,462	545,493
ITV PLC	254,683	988,805
Just Eat PLC*	76,176	534,179
Just Eat PLC, 144A*(a)	79,394	556,744
OneSavings Bank PLC*	62,307	277,358
St. James’s Place PLC	105,615	1,440,654

		8,549,142

United States 5.6%
Actavis PLC*	5,135	1,452,486
Jazz Pharmaceuticals PLC*	8,585	1,534,140

		2,986,626

TOTAL COMMON STOCKS (cost $44,051,851)		53,085,523

	Units
WARRANTS*

Thailand
Minor International PCL, expiring 11/03/17 (cost $0)	15,664	2,129

TOTAL LONG-TERM INVESTMENTS (cost $44,051,851)		53,087,652

	Shares
SHORT-TERM INVESTMENT 0.5%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $271,337) (Note 3)(b)	271,337	271,337

TOTAL INVESTMENTS 100.0% (cost $44,323,188; Note 5)		53,358,989
Other assets in excess of liabilities		6,819

NET ASSETS 100.0%		$53,365,808

See Notes to Financial Statements.

Prudential Jennison International Opportunities Fund	11

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

ADS—American Depositary Share

*	Non-income producing security.
(a)	Indicates a security or securities that have been deemed illiquid.
(b)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$931,123	$—	$—
China	4,690,104	3,008,653	—
Denmark	—	950,855	—
France	—	2,685,714	—
Germany	—	4,766,705	—
Indonesia	217,642	47,578	—
Ireland	—	1,716,845	—
Italy	—	3,209,770	—
Japan	—	10,133,318	—
Mexico	425,958	70,409	—
Philippines	—	954,696	—
South Africa	—	1,858,346	—
South Korea	—	—	655,787

See Notes to Financial Statements.

12

	Level 1	Level 2	Level 3
Common Stocks (continued)
Spain	$—	$1,852,697	$—
Sweden	—	1,525,863	—
Switzerland	—	1,500,665	—
Thailand	—	347,027	—
United Kingdom	418,397	8,130,745	—
United States	2,986,626	—	—
Warrants
Thailand	2,129	—	—
Affiliated Money Market Mutual Fund	271,337	—	—

Total	$9,943,316	$42,759,886	$655,787

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Balance as of 10/31/14	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	85,803
Purchases	569,984
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 4/30/15	$655,787

*	Of which, $85,803 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of April 30, 2015	Valuation Methodology	Unobservable Inputs
Common Stocks	$655,787	Stale pricing	Unadjusted last trade price

See Notes to Financial Statements.

Prudential Jennison International Opportunities Fund	13

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2015 was as follows:

Pharmaceuticals	22.9%
Internet Software & Services	11.9
Machinery	6.4
Internet & Catalog Retail	6.3
Household Products	5.0
Specialty Retail	4.8
Textiles, Apparel & Luxury Goods	4.6
Auto Components	4.3
Electronic Equipment, Instruments & Components	4.3
Software	4.2
Insurance	2.7
Semiconductors & Semiconductor Equipment	2.6
Automobiles	2.4
Capital Markets	2.1
Trading Companies & Distributors	2.0%
Health Care Equipment & Supplies	1.9
Media	1.9
Food Products	1.8
Building Products	1.6
Hotels, Restaurants & Leisure	1.6
IT Services	1.5
Personal Products	1.2
Thrifts & Mortgage Finance	0.5
Affiliated Money Market Mutual Fund	0.5
Wireless Telecommunication Services	0.5
Banks	0.5

100.0%

The Series invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$2,129	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2015 are as follows:

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants*
Equity contracts	$2,129

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

14

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • APRIL 30, 2015

Prudential Jennison International Opportunities Fund

Statement of Assets & Liabilities

as of April 30, 2015 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $44,051,851)	$53,087,652
Affiliated investments (cost $271,337)	271,337
Cash	18,115
Foreign currency, at value (cost $12,291)	12,290
Receivable for Series shares sold	168,342
Dividends receivable	118,741
Receivable for investments sold	55,939
Tax reclaim receivable	37,261
Prepaid expenses	244

Total assets	53,769,921

Liabilities
Payable for investments purchased	282,922
Accrued expenses	78,925
Management fee payable	36,917
Payable for Series shares reacquired	3,678
Distribution fee payable	1,225
Affiliated transfer agent fee payable	446

Total liabilities	404,113

Net Assets	$53,365,808

Net assets were comprised of:
Common stock, at par	$38,239
Paid-in capital in excess of par	47,132,233

47,170,472
Accumulated net investment loss	(125,407)
Accumulated net realized loss on investment and foreign currency transactions	(2,712,473)
Net unrealized appreciation on investments and foreign currencies	9,033,216

Net assets, April 30, 2015	$53,365,808

See Notes to Financial Statements.

16

Class A
Net asset value and redemption price per share ($3,473,072 ÷ 250,358 shares of common stock issued and outstanding)	$13.87
Maximum sales charge (5.50% of offering price)	0.81

Maximum offering price to public	$14.68

Class C
Net asset value, offering price and redemption price per share ($879,521 ÷ 64,774 shares of common stock issued and outstanding)	$13.58

Class Z
Net asset value, offering price and redemption price per share ($49,013,215 ÷ 3,508,751 shares of common stock issued and outstanding)	$13.97

See Notes to Financial Statements.

Prudential Jennison International Opportunities Fund	17

Statement of Operations

Six Months Ended April 30, 2015 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $25,718)	$250,801
Affiliated dividend income	616

Total income	251,417

Expenses
Management fee	223,265
Distribution fee—Class A	3,202
Distribution fee—Class C	2,799
Custodian and accounting fees	56,000
Registration fees	21,000
Audit fee	13,000
Shareholders’ reports	11,000
Legal fees and expenses	10,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	10,000
Directors’ fees	7,000
Miscellaneous	13,750

Total expenses	371,016
Less: Expense reimbursement	(30,121)
Distribution fee waiver-Class A	(534)

Net expenses	340,361

Net investment loss	(88,944)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized loss on:
Investment transactions	(1,262,531)
Foreign currency transactions	(18,652)

(1,281,183)

Net change in unrealized appreciation (depreciation) on:
Investments	4,477,052
Foreign currencies	372

4,477,424

Net gain on investment and foreign currency transactions	3,196,241

Net Increase In Net Assets Resulting From Operations	$3,107,297

See Notes to Financial Statements.

18

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2015	Year Ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment loss	$(88,944)	$(62,712)
Net realized loss on investment and foreign currency transactions	(1,281,183)	(1,451,522)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	4,477,424	1,186,368

Net increase (decrease) in net assets resulting from operations	3,107,297	(327,866)

Distributions from net realized gains (Note 1)
Class A	—	(37,150)
Class C	—	(8,564)
Class Z	—	(594,595)

	—	(640,309)

Series share transactions (Note 6)
Net proceeds from shares sold	4,807,712	34,825,121
Net asset value of shares issued in reinvestment of dividends and distributions	—	625,061
Cost of shares reacquired	(3,842,954)	(2,744,792)

Net increase in net assets from Series share transactions	964,758	32,705,390

Total increase	4,072,055	31,737,215

Net Assets:
Beginning of period	49,293,753	17,556,538

End of period	$53,365,808	$49,293,753

See Notes to Financial Statements.

Prudential Jennison International Opportunities Fund	19

Notes to Financial Statements

(Unaudited)

Prudential World Fund, Inc. (the “Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”) and currently consists of six series: Prudential Jennison International Opportunities Fund (the “Series”), Prudential Jennison Global Infrastructure Fund, Prudential International Equity Fund, Prudential Jennison Global Opportunities Fund, Prudential Emerging Markets Debt Local Currency Fund and Prudential Jennison Emerging Markets Equity Fund. These financial statements relate to the Prudential Jennison International Opportunities Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on June 5, 2012.

The investment objective of the Series is to seek long-term growth of capital.

Note 1. Accounting Policies

The Series follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table

20

following the Portfolio of Investments. Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Jennison International Opportunities Fund	21

Notes to Financial Statements

(Unaudited) continued

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the

22

market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Warrants and Rights: The Series may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. The Series holds such warrants and rights as long positions until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Prudential Jennison International Opportunities Fund	23

Notes to Financial Statements

(Unaudited) continued

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: For federal income tax purposes, each Series in the Fund is treated as a separate taxpaying entity. It is each Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .90% of the Series’ average daily net assets.

PI has contractually agreed through February 29, 2016 to limit net annual Series operating expenses (excluding distribution and service (12b-1) fees, extraordinary and certain other expenses such as taxes, interest and brokerage commissions) to each class of shares to 1.35% of the Series’ average daily net assets.

24

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A and Class C shares, pursuant to plans of distribution (the “Class A and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A and C Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares through February 29, 2016.

PIMS has advised the Series that it has received $10,392 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2015. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses on the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended April 30, 2015 were $19,440,193 and $18,024,333, respectively.

Prudential Jennison International Opportunities Fund	25

Notes to Financial Statements

(Unaudited) continued

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2015 were as follows:

Tax Basis	$44,333,387

Appreciation	9,367,930
Depreciation	(342,328)

Net Unrealized Appreciation	$9,025,602

The book basis may differ from tax basis due to certain tax related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2014 of approximately $1,421,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Fund elected to treat certain late-year ordinary income losses of approximately $36,000 as having been incurred in the following fiscal year (October 31, 2015).

Management has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class C and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefits plans. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

26

A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of capital stock.

At April 30, 2015, Prudential Financial, Inc. through its affiliates owned 1,041 Class C shares and 1,041,033 Class Z shares of the Series.

There are 600 million shares of common stock, $.01 par value per share, divided into three classes, designated Class A, Class C and Class Z common stock, each of which consists of 200 million authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2015:
Shares sold	114,119	$1,569,824
Shares reacquired	(4,174)	(54,884)

Net increase (decrease) in shares outstanding	109,945	$1,514,940

Year ended October 31, 2014:
Shares sold	93,987	$1,237,390
Shares issued in reinvestment of dividends and distributions	2,534	33,628
Shares reacquired	(21,896)	(286,332)

Net increase (decrease) in shares outstanding	74,625	$984,686

Class C
Six months ended April 30, 2015:
Shares sold	30,791	$412,419
Shares reacquired	(2,250)	(28,309)

Net increase (decrease) in shares outstanding	28,541	$384,110

Year ended October 31, 2014:
Shares sold	25,563	$337,317
Shares issued in reinvestment of dividends and distributions	627	8,234
Shares reacquired	(3,468)	(43,798)

Net increase (decrease) in shares outstanding	22,722	$301,753

Prudential Jennison International Opportunities Fund	27

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended April 30, 2015:
Shares sold	209,637	$2,825,469
Shares reacquired	(280,259)	(3,759,761)

Net increase (decrease) in shares outstanding	(70,622)	$(934,292)

Year ended October 31, 2014:
Shares sold	2,499,565	$33,250,414
Shares issued in reinvestment of dividends and distributions	43,784	583,199
Shares reacquired	(180,716)	(2,414,662)

Net increase (decrease) in shares outstanding	2,362,633	$31,418,951

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Prior to October 9, 2014, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Series did not utilize the SCA during the six months ended April 30, 2015.

Note 8. New Accounting Pronouncement

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

28

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,		June 5, 2012(a) through October 31,
	2015		2014(b)	2013(b)	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.06		$13.51	$11.30	$10.00
Income (loss) from investment operations:
Net investment loss	(.02)		(.06)	(.01)	(.01)
Net realized and unrealized gain on investment transactions	.83		.09	2.27	1.31
Total from investment operations	.81		.03	2.26	1.30
Less Dividends and Distributions:
Dividends from net investment income	-		-	(.05)	-
Distributions from net realized gains	-		(.48)	-	-
Total dividends and distributions	-		(.48)	(.05)	-
Net asset value, end of period	$13.87		$13.06	$13.51	$11.30
Total Return(c):	6.20%		.20%	20.04%	13.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,473		$1,833	$889	$94
Average net assets (000)	$2,153		$1,467	$356	$32
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.60%	(e)	1.60%	1.60%	1.60%	(e)
Expenses before waivers and/or expense reimbursement	1.77%	(e)	1.90%	3.16%	4.42%	(e)
Net investment loss	(.47)%	(e)	(.48)%	(.08)%	(.61)%	(e)
Portfolio turnover rate	36%	(f)	61%	86%	28%	(f)

(a) Commencement of Series.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying fund in which the Series invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Jennison International Opportunities Fund	29

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,		June 5, 2012(a) through October 31,
	2015		2014(b)	2013(b)	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.82		$13.37	$11.27	$10.00
Income (loss) from investment operations:
Net investment loss	(.07)		(.16)	(.14)	(.05)
Net realized and unrealized gain on investment transactions	.83		.09	2.29	1.32
Total from investment operations	.76		(.07)	2.15	1.27
Less Dividends and Distributions:
Dividends from net investment income	-		-	(.05)	-
Distributions from net realized gains	-		(.48)	-	-
Total dividends and distributions	-		(.48)	(.05)	-
Net asset value, end of period	$13.58		$12.82	$13.37	$11.27
Total Return(c):	5.93%		(.57)%	19.11%	12.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$880		$465	$181	$11
Average net assets (000)	$564		$362	$38	$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.35%	(e)	2.35%	2.35%	2.35%	(e)
Expenses before waivers and/or expense reimbursement	2.47%	(e)	2.60%	4.09%	5.29%	(e)
Net investment loss	(1.21)%	(e)	(1.21)%	(1.12)%	(1.16)%	(e)
Portfolio turnover rate	36%	(f)	61%	86%	28%	(f)

(a) Commencement of Series.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying fund in which the Series invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

30

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,		June 5, 2012(a) through October 31,
	2015		2014(b)	2013(b)	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.13		$13.55	$11.32	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.02)		(.02)	.02	(.01)
Net realized and unrealized gain on investment transactions	.86		.08	2.26	1.33
Total from investment operations	.84		.06	2.28	1.32
Less Dividends and Distributions:
Dividends from net investment income	-		-	(.05)	-
Distributions from net realized gains	-		(.48)	-	-
Total dividends and distributions	-		(.48)	(.05)	-
Net asset value, end of period	$13.97		$13.13	$13.55	$11.32
Total Return(c):	6.40%		.42%	20.24%	13.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$49,013		$46,996	$16,487	$11,962
Average net assets (000)	$47,308		$38,835	$13,938	$11,061
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.35%	(e)	1.35%	1.35%	1.35%	(e)
Expenses before waivers and/or expense reimbursement	1.47%	(e)	1.54%	2.73%	4.28%	(e)
Net investment income (loss)	(.34)%	(e)	(.13)%	.13%	(.17)%	(e)
Portfolio turnover rate	36%	(f)	61%	86%	28%	(f)

(a) Commencement of Series.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying fund in which the Series invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Jennison International Opportunities Fund	31

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on November 26, 2014, shareholders of the Prudential World Fund, Inc., which is comprised of Prudential Jennison Global Opportunities Fund, Prudential Jennison International Opportunities Fund, Prudential Jennison Emerging Markets Equity Fund, Prudential International Equity Fund, Prudential Jennison Global Infrastructure Fund and Prudential Emerging Markets Debt Local Currency Fund (collectively, the “Funds”), approved the following proposal. Shareholders of all Funds voted together on the proposal:

Proposal: To elect twelve Directors:

	SHARES VOTED	% VOTED	% OF T/O
Ellen S. Alberding
FOR	40,430,355.469	98.29%	69.20%
WITHHELD	703,232.767	1.71%	1.20%

Kevin J. Bannon
FOR	40,500,752.683	98.46%	69.32%
WITHHELD	632,835.553	1.54%	1.08%

Linda W. Bynoe
FOR	40,463,969.413	98.37%	69.25%
WITHHELD	669,618.823	1.63%	1.15%

Keith F. Hartstein
FOR	40,502,519.384	98.47%	69.32%
WITHHELD	631,068.852	1.53%	1.08%

Michael S. Hyland
FOR	40,454,955.187	98.35%	69.24%
WITHHELD	678,633.049	1.65%	1.16%

Stephen P. Munn
FOR	40,350,089.935	98.10%	69.06%
WITHHELD	783,498.301	1.90%	1.34%

James E. Quinn
FOR	40,472,965.987	98.39%	69.27%
WITHHELD	660,622.249	1.61%	1.13%

Richard A. Redeker
FOR	40,445,890.390	98.33%	69.22%
WITHHELD	687,697.846	1.67%	1.18%

Stephen G. Stoneburn
FOR	40,484,781.265	98.42%	69.29%
WITHHELD	648,806.971	1.58%	1.11%

Grace C. Torres
FOR	40,481,896.899	98.42%	69.29%
WITHHELD	651,691.337	1.58%	1.11%

32

	SHARES VOTED	% VOTED	% OF T/O
Stuart S. Parker
FOR	40,486,057.825	98.43%	69.29%
WITHHELD	647,530.411	1.57%	1.11%

Scott E. Benjamin
FOR	40,475,216.348	98.40%	69.27%
WITHHELD	658,371.888	1.60%	1.13%

At the same meeting, shareholders approved the following proposal.

Proposal: To permit Prudential Investments LLC (PI) to enter into or make material changes to the Fund’s subadvisory agreements with subadvisers that are wholly-owned subsidiaries of PI or a sister company of PI (wholly-owned subadvisers) without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	3,235,976.569	87.712%	85.794%
AGAINST	12,973.630	0.352%	0.344%
ABSTAIN	2,654.486	0.071%	0.070%
BROKER NON-VOTE	437,742.994	11.865%	11.606%

TOTAL	3,689,347.679	100.000%	97.814%

Prudential Jennison International Opportunities Fund	33

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison International Opportunities Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON INTERNATIONAL OPPORTUNITIES FUND

SHARE CLASS	A	C	Z
NASDAQ	PWJAX	PWJCX	PWJZX
CUSIP	743969677	743969669	743969651

MF215E2    0278662-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON

EMERGING MARKETS EQUITY FUND

SEMIANNUAL REPORT • APRIL 30, 2015

Objective

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Jennison Associates is a registered investment advisor. Both are Prudential Financial companies. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, Jennison Associates, Jennison, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

June 15, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Emerging Markets Equity Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Emerging Markets Equity Fund

Prudential Jennison Emerging Markets Equity Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/15
	Six Months	Since Inception
Class A	–0.50%	0.40% (9/16/14)
Class C	–0.79	0.00 (9/16/14)
Class Q	–0.25	0.65 (9/16/14)
Class Z	–0.30	0.60 (9/16/14)
MSCI Emerging Markets Index	3.92	5.14
Lipper Emerging Markets Funds Average	0.68	1.47

Average Annual Total Returns (With Sales Charges) as of 3/31/15
		Since Inception
Class A		N/A (9/16/14)
Class C		N/A (9/16/14)
Class Q		N/A (9/16/14)
Class Z		N/A (9/16/14)
MSCI Emerging Markets Index		N/A
Lipper Emerging Markets Funds Average		N/A

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Q	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None	None

Benchmark Definitions

MSCI Emerging Markets Index

The MSCI Emerging Markets Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 23 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

Lipper Emerging Markets Funds Average

The Lipper Emerging Markets Funds Average includes funds that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Prudential Jennison Emerging Markets Equity Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 4/30/15
Tencent Holdings Ltd., Internet Software & Services	6.6%
Vipshop Holdings Ltd., ADS, Internet & Catalog Retail	5.3
Alibaba Group Holding Ltd., ADR, Internet Software & Services	4.1
JD.com, Inc., ADR, Internet & Catalog Retail	3.9
Universal Robina Corp., Food Products	3.5

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/15
Internet Software & Services	16.8%
Internet & Catalog Retail	11.7
Pharmaceuticals	6.1
Food Products	5.0
Health Care Providers & Services	4.7

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2014, at the beginning of the period, and held through the six-month period ended April 30, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Jennison Emerging Markets Equity Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Emerging Markets Equity Fund		Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$995.00	1.55%	$7.67
	Hypothetical	$1,000.00	$1,017.11	1.55%	$7.75

Class C	Actual	$1,000.00	$992.10	2.30%	$11.36
	Hypothetical	$1,000.00	$1,013.39	2.30%	$11.48

Class Q	Actual	$1,000.00	$997.50	1.30%	$6.44
	Hypothetical	$1,000.00	$1,018.35	1.30%	$6.51

Class Z	Actual	$1,000.00	$997.00	1.30%	$6.44
	Hypothetical	$1,000.00	$1,018.35	1.30%	$6.51

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2015, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

The Fund’s annualized expense ratios for the six-month period ended April 30, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	3.64%	1.55%
C	4.77	2.30
Q	3.16	1.30
Z	3.85	1.30

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Emerging Markets Equity Fund	7

Portfolio of Investments

as of April 30, 2015 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 100.4%

COMMON STOCKS 87.6%

Argentina 2.7%
MercadoLibre, Inc.	2,109	$300,174

Brazil 1.6%
Cielo SA	12,759	175,529

China 39.2%
Alibaba Group Holding Ltd., ADR*	5,617	456,606
Baidu, Inc., ADR*	1,172	234,728
CGN Power Co. Ltd. (Class H Stock), 144A*(a)	9,128	5,108
CGN Power Co. Ltd. (Class H Stock)*	446,097	249,622
China Biologic Products, Inc.*	2,397	229,249
China Machinery Engineering Corp. (Class H Stock)	176,000	233,643
Ctrip.com International Ltd., ADR*	4,322	275,225
JD.com, Inc., ADR*	12,991	435,978
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	24,195	346,019
Shanghai Fosun Pharmaceutical Group Co. Ltd. (Class H Stock)	39,262	149,427
Tencent Holdings Ltd.	35,447	731,586
Vipshop Holdings Ltd., ADS*	20,933	592,195
WuXi PharmaTech Cayman, Inc., ADR*	4,942	213,346
Zhuzhou CSR Times Electric Co. Ltd. (Class H Stock)	26,900	228,733

		4,381,465

Hong Kong 2.3%
Guotai Junan International Holdings Ltd.	152,401	250,897

India 2.1%
Axis Bank Ltd., GDR, RegS	5,108	228,174

Indonesia 7.0%
Bank Mandiri Persero Tbk PT	215,864	177,557
Jasa Marga Persero Tbk PT	248,280	118,286
Kalbe Farma Tbk PT	1,132,869	156,616
Matahari Department Store Tbk PT	117,046	157,416
Tower Bersama Infrastructure Tbk PT	269,172	175,987

		785,862

Malaysia 1.8%
IHH Healthcare Bhd	118,829	197,520

See Notes to Financial Statements.

Prudential Jennison Emerging Markets Equity Fund	9

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Mexico 6.1%
Alsea SAB de CV*	47,074	$141,449
Corporacion Inmobiliaria Vesta SAB de CV	108,130	202,982
Grupo Aeroportuario Del Centro Norte SAB de CV*	27,411	136,858
Infraestructura Energetica Nova SAB de CV	34,180	199,484

		680,773

Philippines 5.1%
Ayala Land, Inc.	213,910	185,062
Universal Robina Corp.	79,713	388,728

		573,790

South Africa 4.3%
Aspen Pharmacare Holdings Ltd.*	5,276	160,441
Mediclinic International Ltd.	14,648	155,113
Mr Price Group Ltd.	7,856	167,727

		483,281

South Korea 5.5%
Amorepacific Corp.	63	228,290
Medy-Tox, Inc.	671	231,967
NAVER Corp.	257	155,402

		615,659

Taiwan 1.9%
Hermes Microvision, Inc.	3,000	210,953

Thailand 4.1%
Bangkok Dusit Medical Services PCL	272,797	166,666
Home Product Center PCL	600,123	131,075
Minor International PCL	162,641	162,814

		460,555

Turkey 3.9%
BIM Birlesik Magazalar A/S	7,107	131,576
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT	119,725	138,295
Ulker Biskuvi Sanayi A/S	21,890	167,267

		437,138

TOTAL COMMON STOCKS (cost $9,028,134)		9,781,770

See Notes to Financial Statements.

10

Description	Units	Value (Note 1)
PARTICIPATORY NOTES 12.8%

India
Ashok Leyland Ltd., expiring 10/29/15 144A*(a)	205,513	$224,643
Asian Paints Ltd., expiring 05/31/18 144A*(a)	14,070	168,750
Barthi Infratel Ltd., expiring 01/25/24 144A*(a)	30,989	195,850
Eicher Motors Ltd., expiring 08/27/15 144A*(a)	885	211,629
Indiabulls Housing Finance Ltd., expiring 12/12/18 144A*(a)	22,651	211,560
Lupin Ltd., expiring 10/29/15 144A(a)	7,725	215,279
Maruti Suzuki India Ltd., expiring 11/03/15 144A*(a)	3,441	201,780

TOTAL PARTICIPATORY NOTES (cost $1,228,427)		1,429,491

RIGHTS*

India
Tata Motors Ltd., ADR (cost $0)	185	1,230

WARRANTS*

Thailand
Minor International PCL , expiring 11/03/17 (cost $0)	7,392	1,005

TOTAL LONG-TERM INVESTMENTS (cost $10,256,561)		11,213,496

SHORT-TERM INVESTMENT 3.4%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $371,304) (Note 3)(b)	371,304	371,304

TOTAL INVESTMENTS 103.8% (cost $10,627,865; Note 5)		11,584,800
Liabilities in excess of other assets (3.8)%		(419,733)

NET ASSETS 100.0%		$11,165,067

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

See Notes to Financial Statements.

Prudential Jennison Emerging Markets Equity Fund	11

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ADR—American Depositary Receipt

ADS—American Depositary Share

GDR—Global Depositary Receipt

REIT—Real Estate Investment Trust

*	Non-income producing security.
(a)	Indicates a security or securities that has been deemed illiquid.
(b)	Prudential Investments LLC, the manager of the Series also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$300,174	$—	$—
Brazil	175,529	—	—
China	2,437,327	1,944,138	—
Hong Kong	—	250,897	—
India	228,174	—	—
Indonesia	175,987	609,875	—
Malaysia	197,520	—	—
Mexico	680,773	—	—
Philippines	—	573,790	—
South Africa	—	483,281	—
South Korea	—	387,369	228,290
Taiwan	—	210,953	—
Thailand	293,889	166,666	—
Turkey	—	437,138	—
Participatory Notes
India	—	1,429,491	—

See Notes to Financial Statements.

12

	Level 1	Level 2	Level 3
Rights
India	$—	$—	$1,230
Warrants
Thailand	—	1,005	—
Affiliated Money Market Mutual Fund	371,304	—	—

Total	$4,860,677	$6,494,603	$229,520

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Rights
Balance as of 10/31/14	$—	$—
Accrued discount/premium	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)*	38,044	1,230
Purchases	190,246	—
Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 4/30/15	$228,290	$1,230

*	Of which, $39,274 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of April 30, 2015	Valuation Methodology	Unobservable Inputs
Common Stocks	$228,290	Stale pricing	Unadjusted last trade price
Rights	$1,230	Formula pricing	Stale underlined price

It is the Series’ policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$353,064	L2 to L1	Model Price to Official Close

See Notes to Financial Statements.

Prudential Jennison Emerging Markets Equity Fund	13

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

The Fund invested in various derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk.

The effect of such derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$1,431,726	—	$—

The Series invested in various derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(1)
Equity contracts	$(9,475)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Participatory Notes(2)	Rights(2)	Warrants(2)	Total
Equity contracts	$215,430	$1,230	$1,005	$217,665

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

14

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2015 was as follows:

Internet Software & Services	16.8%
Internet & Catalog Retail	11.7
Pharmaceuticals	6.1
Food Products	5.0
Health Care Providers & Services	4.7
Biotechnology	4.1
Machinery	3.9
Banks	3.6
Real Estate Management & Development	3.5
Affiliated Money Market Mutual Fund	3.3
Wireless Telecommunication Services	3.3
Insurance	3.1
Hotels, Restaurants & Leisure	2.7
Specialty Retail	2.7
Capital Markets	2.3
Transportation Infrastructure	2.3
Independent Power & Renewable Electricity Producers	2.3
Construction & Engineering	2.1%
Electrical Equipment	2.1
Personal Products	2.0
Life Sciences Tools & Services	1.9
Semiconductors & Semiconductor Equipment	1.9
Thrifts & Mortgage Finance	1.9
Automobiles	1.8
Gas Utilities	1.8
IT Services	1.6
Chemicals	1.5
Multiline Retail	1.4
Real Estate Investment Trusts (REITs)	1.2
Food & Staples Retailing	1.2

103.8
Liabilities in excess of other assets	(3.8)

100.0%

See Notes to Financial Statements.

Prudential Jennison Emerging Markets Equity Fund	15

Statement of Assets & Liabilities

as of April 30, 2015 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $10,256,561)	$11,213,496
Affiliated investments (cost $371,304)	371,304
Dividends receivable	6,253
Due from Manager	2,578
Receivable for Series shares sold	308
Prepaid expenses	223

Total assets	11,594,162

Liabilities
Payable for investments purchased	332,515
Accrued expenses and other liabilities	95,731
Distribution fee payable	691
Affiliated transfer agent fee payable	158

Total liabilities	429,095

Net Assets	$11,165,067

Net assets were comprised of:
Common stock, at par	$11,106
Paid-in capital in excess of par	11,071,349

11,082,455
Accumulated net investment loss	(43,116)
Accumulated net realized loss on investment and foreign currency transactions	(831,143)
Net unrealized appreciation on investments and foreign currencies	956,871

Net assets, April 30, 2015	$11,165,067

See Notes to Financial Statements.

16

Class A
Net asset value and redemption price per share,
($295,925 ÷ 29,463 shares of common stock issued and outstanding)	$10.04
Maximum sales charge (5.50% of offering price)	0.58

Maximum offering price to public	$10.62

Class C
Net asset value, offering price and redemption price per share,
($780,454 ÷ 78,009 shares of common stock issued and outstanding)	$10.00

Class Q
Net asset value, offering price and redemption price per share,
($10,072,146 ÷ 1,001,515 shares of common stock issued and outstanding)	$10.06

Class Z
Net asset value, offering price and redemption price per share,
($16,542 ÷ 1,644 shares of common stock issued and outstanding)	$10.06

See Notes to Financial Statements.

Prudential Jennison Emerging Markets Equity Fund	17

Statement of Operations

Six Months Ended April 30, 2015 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $5,029)	$29,198
Affiliated dividend income	173

Total income	29,371

Expenses
Management fee	55,405
Distribution fee—Class A	189
Distribution fee—Class C	3,435
Custodian and accounting fees	38,000
Registration fees	19,000
Audit fee	16,000
Legal fees and expenses	12,000
Reports to shareholders	12,000
Directors’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $300)	2,000
Miscellaneous	8,352

Total expenses	172,381
Less: Management fee waiver and/or expense reimbursement	(100,161)
Distribution fee waiver—Class A	(32)

Net expenses	72,188

Net investment loss	(42,817)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(792,347)
Foreign currency transactions	2,993

(789,354)

Net change in unrealized appreciation (depreciation) on:
Investments	810,970
Foreign currencies	(54)

810,916

Net gain on investment and foreign currency transactions	21,562

Net Decrease In Net Assets Resulting From Operations	$(21,255)

See Notes to Financial Statements.

18

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2015	September 16, 2014* through October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment loss	$(42,817)	$(9,021)
Net realized loss on investment and foreign currency transactions	(789,354)	(34,266)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	810,916	145,955

Net increase (decrease) in net assets resulting from operations	(21,255)	102,668

Dividends from net investment income (Note 1)
Class Q	(5,005)	—

	(5,005)	—

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	642,957	10,528,444
Net asset value of shares issued in reinvestment of dividends and distributions	5,005	—
Cost of shares reacquired	(86,415)	(1,332)

Net increase in net assets resulting from Series share transactions	561,547	10,527,112

Total increase	535,287	10,629,780

Net Assets
Beginning of period	10,629,780	—

End of period(a)	$11,165,067	$10,629,780

(a) Includes undistributed net investment income of:	$—	$4,706

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Jennison Emerging Markets Equity Fund	19

Notes to Financial Statements

(Unaudited)

Prudential World Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as an open-end diversified management investment company and currently consists of six series: Prudential Jennison Emerging Markets Equity Fund, (the “Series”), Prudential Jennison Global Infrastructure Fund, Prudential International Equity Fund, Prudential Emerging Markets Debt Local Currency Fund, Prudential Jennison Global Opportunities Fund and Prudential Jennison International Opportunities Fund. These financial statements relate to Prudential Jennison Emerging Markets Equity Fund. The Series commenced operations on September 16, 2014. The financial statements of the other series are not presented herein. The investment objective of the Series is to seek long-term growth of capital.

Note 1. Accounting Policies

The Series follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund and the Series consistently follows such policies in the preparation of their financial statements.

Securities Valuation: The Series holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

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Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Jennison Emerging Markets Equity Fund	21

Notes to Financial Statements

(Unaudited) continued

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) Purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the

22

market prices of long-term portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, forward currency contracts disposition of foreign currencies, currency gains or losses realized between the trade and settlement date on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Participatory Notes (P-notes): The Series may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Series may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counter-party risk, beyond those normally associated with a direct investment in the underlying security. The Series must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of a P-note is entitled to receive from the bank or brokerdealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Warrants and Rights: The Series may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of

Prudential Jennison Emerging Markets Equity Fund	23

Notes to Financial Statements

(Unaudited) continued

common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Series until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board’s approved fair valuation procedures.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Series may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Series has valued the investment. Therefore, the Series may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Series’ Subadviser under the guidelines adopted by the Directors of the Series. However, the liquidity of the Series’ investments in Rule 144A securities could be impaired if trading does not develop or declines.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

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Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of 1.05% of the Series’ average daily net assets. PI has contractually agreed through February 29, 2016 to limit net annual Series operating expenses (excluding distribution and service (12b-1) fees, extraordinary and certain other expenses such as taxes, interest and brokerage commissions) to each class of shares to 1.30% of the Series’ average daily net assets.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Q

Prudential Jennison Emerging Markets Equity Fund	25

Notes to Financial Statements

(Unaudited) continued

and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A and Class C shares pursuant to plans of distribution (the “Class A and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q shares and Class Z shares of the Series.

Pursuant to the Class A and C Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed to limit such fee to .25% of the average daily net assets of the Class A shares through February 29, 2016.

PIMS has advised the Series that it received $2,893 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2015. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended April 30, 2015, it received $181 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly owned subsidiary of Prudential, serves as the Series’ transfer agent. The transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2 registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

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Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2015, were $4,769,342 and $3,962,604, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2015 were as follows:

Tax Basis	$10,627,865

Appreciation	$1,269,079
Depreciation	$(312,144)

Net Unrealized Appreciation	$956,935

The book basis may differ from tax basis due to certain tax related adjustments.

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2014 of approximately $42,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Series’ tax positions and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period.

Note 6. Capital

The Series offers Class A, Class C, Class Q and Class Z shares. Class A shares are subject to a maximum front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker- dealers affiliated with Prudential. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class C shares are sold with a CDSC of 1% during the first 12 months from the date of purchase. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.

Prudential Jennison Emerging Markets Equity Fund	27

Notes to Financial Statements

(Unaudited) continued

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

At April 30, 2015, Prudential Financial, Inc. through its affiliates owned 1,000 shares of Class A, 1,000 shares of Class C, 1,001,515 shares of Class Q and 1,000 shares of Class Z.

There are 865 million authorized shares of $.01 par value common stock, divided into four classes, designated Class A, Class C, Class Q and Class Z common stock, each of which consists of 250 million, 65 million, 250 million and 300 million authorized shares, respectively.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2015:
Shares sold	34,764	$340,785
Shares reacquired	(7,056)	(68,194)

Net increase (decrease) in shares outstanding before conversion	27,708	272,591
Shares reacquired upon conversion into Class Z	(31)	(310)

Net increase (decrease) in shares outstanding	27,677	$272,281

Period* ended October 31, 2014:
Shares sold	1,923	$19,219
Shares reacquired	(137)	(1,332)

Net increase (decrease) in shares outstanding	1,786	$17,887

Class C
Six months ended April 30, 2015:
Shares sold	30,216	$295,913
Shares reacquired	(1,884)	(18,221)

Net increase (decrease) in shares outstanding	28,332	$277,692

Period* ended October 31, 2014:
Shares sold	49,677	$489,225

Net increase (decrease) in shares outstanding	49,677	$489,225

28

Class Q	Shares	Amount
Six months ended April 30, 2015:
Shares issued in reinvestment of dividends and distributions	515	$5,005

Net increase (decrease) in shares outstanding	515	$5,005

Period* ended October 31, 2014:
Shares sold	1,001,000	$10,010,000

Net increase (decrease) in shares outstanding	1,001,000	$10,010,000

Class Z
Six months ended April 30, 2015:
Shares sold	613	$6,259

Net increase (decrease) in shares outstanding before conversion	613	6,259
Shares issued upon conversion from Class A	31	310

Net increase (decrease) in shares outstanding	644	$6,569

Period* ended October 31, 2014:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

*	Commencement of operations was September 16, 2014.

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Prior to October 9, 2014, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Series did not utilize the SCA during the six months ended April 30, 2015.

Note 8. New Accounting Pronouncement

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal

Prudential Jennison Emerging Markets Equity Fund	29

Notes to Financial Statements

(Unaudited) continued

years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

30

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		September 16, 2014(b) through October 31,
	2015		2014
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$10.09		$10.00
Income (loss) from investment operations:
Net investment loss	(.04)		(.01)
Net realized and unrealized gain (loss) on investments	(.01)		.10
Total from investment operations	(.05)		.09
Net asset value, end of period	$10.04		$10.09
Total Return(a)	(.50)%		.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$296		$18
Average net assets (000)	$127		$15
Ratios to average net assets(d):
Expense after waiver and/or expense reimbursement	1.55%	(e)	1.55%	(e)
Expense before waiver and/or expense reimbursement	3.64%	(e)	14.06%	(e)
Net investment loss	(.81%)	(e)	(.93%)	(e)
Portfolio turnover rate	38%	(f)	15%	(f)

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations

(c) Calculated based on average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolios in which the Series invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Emerging Markets Equity Fund	31

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended April 30,		September 16, 2014(b) through October 31,
	2015		2014
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$10.08		$10.00
Income (loss) from investment operations:
Net investment loss	(.08)		(.02)
Net realized and unrealized gain (loss) on investments	-	(e)	.10
Total from investment operations	(.08)		.08
Net asset value, end of period	$10.00		$10.08
Total Return(a)	(.79)%		.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$780		$501
Average net assets (000)	$693		$296
Ratios to average net assets(d):
Expense after waiver and/or expense reimbursement	2.30%	(f)	2.30%	(f)
Expense before waiver and/or expense reimbursement	4.77%	(f)	15.19%	(f)
Net investment loss	(1.71)%	(f)	(1.79)%	(f)
Portfolio turnover rate	38%	(g)	15%	(g)

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations

(c) Calculated based on average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolio in which the Series invests.

(e) Less than $.005.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

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Class Q Shares
	Six Months Ended April 30,		September 16, 2014(b) through October 31,
	2015		2014
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$10.09		$10.00
Income (loss) from investment operations:
Net investment loss	(.04)		(.01)
Net realized and unrealized gain (loss) on investments	.02		.10
Total from investment operations	(.02)		.09
Less Dividends:
Dividends from net investment income	(.01)		-
Net asset value, end of period	$10.06		$10.09
Total Return(a)	(.25)%		.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,072		$10,101
Average net assets (000)	$9,810		$9,785
Ratios to average net assets(d):
Expense after waiver and/or expense reimbursement	1.30%	(e)	1.30%	(e)
Expense before waiver and/or expense reimbursement	3.16%	(e)	13.37%	(e)
Net investment loss	(.75)%	(e)	(.68)%	(e)
Portfolio turnover rate	38%	(f)	15%	(f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations

(c) Calculated based on average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolios in which the Series invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Emerging Markets Equity Fund	33

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended April 30,		September 16, 2014(b) through October 31,
	2015		2014
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$10.09		$10.00
Income (loss) from investment operations:
Net investment loss	(.03)		(.01)
Net realized and unrealized gain on investments	-	(e)	.10
Total from investment operations	(.03)		.09
Net asset value, end of period	$10.06		$10.09
Total Return(a)	(.30)%		.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17		$10
Average net assets (000)	$11		$10
Ratios to average net assets(d):
Expense after waiver and/or expense reimbursement	1.30%	(f)	1.30%	(f)
Expense before waiver and/or expense reimbursement	3.85%	(f)	13.51%	(f)
Net investment loss	(.71)%	(f)	(.67)%	(f)
Portfolio turnover rate	38%	(g)	15%	(g)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations

(c) Calculated based on average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolios in which the Series invests.

(e) Less than $.005.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

34

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison Emerging Markets Equity Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON EMERGING MARKETS EQUITY FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	PDEAX	PDECX	PDEQX	PDEZX
CUSIP	743969644	743969636	743969628	743969610

MF225E2    0278712-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential World Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 18, 2015

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 18, 2015